As filed via EDGAR with the Securities and Exchange Commission on May 14, 1999

                                                  Registration  Nos.  33-84842
                                                             ICA No.  811-8798

==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [x]

     Pre-Effective Amendment No.  ________                                  [ ]

     Post-Effective Amendment No. 23                                        [x]

             and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [x]

     Amendment No. 23                                                       [x]

       (Check appropriate box or boxes)

                            THE BEAR STEARNS FUNDS
              (Exact Name of Registrant as Specified in Charter)

                     575 Lexington Avenue
                     New York, New York                  10022
     (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:   (212) 272-2000

                                                 copy to:

Stephen A. Bornstein, Esq.                  Jay G. Baris, Esq.
Bear, Stearns & Co. Inc.                    Kramer Levin Naftalis & Frankel LLP
575 Lexington Avenue                        919 Third Avenue
New York, New York  10022                   New York, New York  10022
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

     ___ immediately upon filing pursuant to paragraph (b)

     ___ on (date) pursuant to paragraph (b)


      X  60 days after filing pursuant to paragraph (a)(1)
     ---
     ___ on (date) pursuant to paragraph (a)(1)

         75 days after filing pursuant to paragraph (a)(2)

     ___ on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            THE BEAR STEARNS FUNDS

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 485(a)
                       under the Securities Act of 1933


N-1A Item No.                                            Location
-------------                                            --------

Part A                                                   Prospectus Caption
------                                                   ------------------

Item 1.        Front and Back Cover Pages                Front and Back Cover
                                                         Pages

Item 2.        Risk/Return Summary:                      Risk/Return Summary
               Investments, Risks and
               Performance

Item 3.        Risk/Return Summary:  Fee Table           Risk/Return Summary:
                                                         Fees and Expenses

Item 4.        Investment Objectives, Principal          Investments; Risk
               Investment Strategies and                 Factors
               Related Risks

Item 5.        Management=s Discussion of                Not Applicable
               Fund's Performance

Item 6.        Management, Organization and              Management of the
               Capital Structure                         Portfolios

Item 7.        Shareholder Information                   How the Portfolios
                                                         Value their Shares;
                                                         Investing in the
                                                         Portfolios

Item 8.        Distribution Arrangements                 Investing in the
                                                         Portfolios;
                                                         Distribution Fees and
                                                         Shareholder Servicing
                                                         Fees

Item 9.        Financial Highlights Information          Financial Highlights

                                                     Statement of Additional
Part B                                               Information Caption
------                                               -------------------

Item 10.    Cover Page and Table of Contents         Cover Page

Item 11.    Fund History                             Table of Contents

Item 12.    Description of the Fund and its          Information About the
            Investments and Risks                    Fund

Item 13.    Management of the Fund                   Investment Objective
                                                     and Management
                                                     Policies; Appendix

Item 14.    Control Persons and Principal            Management of the Fund
            Holders of Securities

Item 15.    Investment Advisory and Other            Information About the
            Services                                 Fund

Item 16.    Brokerage Allocation and Other           Management
            Practices                                Arrangements;
                                                     Custodian, Transfer and
                                                     Dividend Disbursing
                                                     Agent, Counsel and
                                                     Independent Auditors


Item 17.    Capital Stock and Other                  Portfolio Transactions
            Securities

Item 18.    Purchase, Redemption and Pricing         Not Applicable
            of Shares

Item 19.    Taxation of the Fund                     Management of the Fund;
                                                     Purchase and Redemption
                                                     of Shares; Determi-
                                                     nation of Net Asset
                                                     Value


Item 20.    Underwriters                             Dividends,
                                                     Distributions and Taxes

Item 21.    Calculation of Performance Data          Cover Page

Item 22.    Financial Statements                     Performance Information

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                    T H E   B E A R   S T E A R N S  F U N D S
   5 7 5  L E X I N G T O N   A V E N U E   N E W  Y O R K,  N Y  1 0 0 2 2
                          1 - 8 0 0 - 4 4 7 - 1 1 3 9


                            The Bear Stearns Funds

                                 Equity Funds

                        .    S&P STARS Portfolio
                        .    The Insiders Select Fund
                        .    Large Cap Value Portfolio
                        .    Small Cap Value Portfolio
                        .    Focus List Portfolio
                        .    Balanced Portfolio
                        .    International Equity Portfolio


                            Class A, B and C Shares

                                  PROSPECTUS

                                 _______, 1999



     This Prospectus provides important information about each Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

             The Securities and Exchange Commission has not approved
              any Portfolio's shares as an investment or determined
                whether this Prospectus is accurate or complete.
             Anyone who tells you otherwise is committing a crime.

  Each Portfolio described in this Prospectus is a series of The Bear Stearns
    Funds, a registered open-end management investment company (the "Trust").

Table of Contents

RISK/RETURN SUMMARIES
     S&P STARS Portfolio
     The Insiders Select Fund
     Large Cap Value Portfolio
     Small Cap Value Portfolio
     Focus List Portfolio
     Balanced Portfolio
     International Equity Portfolio

INVESTMENTS

RISK FACTORS

MANAGEMENT OF THE PORTFOLIOS
     Investment Adviser
     Portfolio Management Team

HOW THE PORTFOLIOS VALUE THEIR SHARES

INVESTING IN THE PORTFOLIOS
     Investment Requirements
     Choosing a Class of Shares
     How the Trust Calculates Sales Charges
     Sales Charge Reductions and Waivers
     How to Buy Shares
     How to Sell Shares
     Exchanges

SHAREHOLDER SERVICES

DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTION FEES AND SHAREHOLDER SERVICING FEES

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

It is important to keep in mind that mutual fund shares are:

        .    not deposits or obligations of any bank
        .    not insured by the FDIC
        .    subject to investment risk, including possible loss of the amount invested

S&P STARS PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

To provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index (the "S&P 500 Index").

Principal Strategies

To achieve the investment objective of the S&P STARS Portfolio (the "STARS Portfolio"), Bear Stearns Asset Management Inc., each Portfolio's investment adviser ("BSAM" or the "Adviser") uses the Standard & Poor's Stock Appreciation Ranking System (or "STARS") to identify securities in the highest category (five stars) for purchase and in the lowest category (one star) for short selling.
The Adviser believes that this approach will provide opportunities to achieve performance that exceeds the S&P 500 Index's total return.

 . Generally, the STARS Portfolio will invest at least 85% of its total assets in U.S. common stocks and ADRs that, at their time of initial purchase, were ranked five stars or, at their time of short sale, were ranked one star.

 . Generally, the STARS Portfolio may invest up to 15% of its total assets in U.S. common stocks and ADRs without regard to STARS ranking, if the Adviser believes that such securities offer opportunities for capital appreciation.

In selecting investments, the Adviser analyzes the stocks ranked by STARS and selects those it believes have the best potential for capital appreciation. The Adviser focuses on companies that show the potential to achieve growth at a reasonable price. The Adviser considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.
The Adviser may select securities of companies with small, middle or large market capitalizations.

STARS ranks the stocks of approximately 1,100 issuers analyzed by S&P's research staff and evaluates the short-term (up to 12 months) appreciation potential of the reviewed stocks, as shown below.

 .....       Buy     e  Expected to be among the best performers
                       over the next 12 months and to rise in price

 ....     Accumulate e  Expected to be an above-average performer

 ...        Hold     e  Expected to be an average performer

 ..         Avoid    e  Expected to be a below-average performer

 .          Sell     e  Expected to be a well-below-average
                       performer and to fall in price

Short Sales

The STARS Portfolio may "sell short" securities that at their time of initial sale were rated one star. In a short sale, the Adviser sells a security it has borrowed, with the expectation that the security will decline in value. If the Adviser correctly predicts the decline in value, the Adviser will repurchase the security at a lower price and realize a gain for the STARS Portfolio. Short selling is considered "leverage" and may involve substantial risk.

The STARS Portfolio may invest in put options on indices or securities to hedge against unanticipated market decline, and may engage in other options strategies.

STARS rankings represent the subjective determination of a periodically changing pool of S&P analysts. Past performance of securities included in STARS cannot be used to predict future results of the STARS Portfolio, which is managed actively by the Adviser and the results of which should be expected to vary from the performance of STARS. Neither the STARS Portfolio nor the Adviser and its affiliates have any ongoing relationship with S&P regarding the STARS Portfolio other than the right to use the S&P, Standard & Poor's and STARS trademarks for a fee in connection with the management of mutual funds and access to STARS through S&P's publicly available subscription service.

For a more detailed discussion of the STARS ranking system and its use by the STARS Portfolio, please see the "Investments" section of this Prospectus, beginning at page ___. The "Investments" section also discusses various investments and techniques that the STARS Portfolio uses to achieve its investment objective.

Principal Risks

     The STARS Portfolio is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risks may adversely affect the STARS Portfolio's net asset value, yield and/or total return:

        .    The market value of portfolio securities may decline

        . A particular strategy may not produce the intended result or may not be executed effectively

        .    A company's earnings may not increase as expected

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

        .    Short sales involve leverage, which may increase potential losses

        . The Adviser relies upon ratings by S&P, which may fail to rate a security appropriately

The STARS Portfolio is a non-diversified mutual fund, which means that it may invest a larger portion of its assets in a single issuer than if it were diversified. This could make the STARS Portfolio more susceptible to the uncertain performance of a particular issuer.

Who may want to invest in the STARS Portfolio

The STARS Portfolio may be appropriate for investors who:

        .    are investing for the long term

        . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

        . want to add a growth component to diversify an income-oriented portfolio

The STARS Portfolio may not be appropriate for investors who:
                        ---

        .    want a diversified portfolio

        .    are investing for the short term or need current income

        . are not willing to take any risk that they may lose money on their investment

        .    seek stability of the value of their investment

        .    want to invest in a particular sector or in particular industries

PERFORMANCE

The bar chart and table below show the risks of investing in the STARS Portfolio by showing changes in the performance of its Class A shares as of December 31, 1998 from year to year since inception. The table shows how the STARS Portfolio's average annual total return for one year and since the date of inception compared to the S&P 500 Index, a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies, and the Consumer Price Index, which measures changes in consumer prices as determined by the U.S. Bureau of Labor Statistics. The figures shown assume reinvestment of dividends and distributions. The returns for Class B and C shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of each Class. The chart and the table do not reflect any sales charges that you may be required to pay when you buy or sell your shares. If sales charges were reflected, returns would be less than those shown.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1995:  ___.__% (1)
1996:  ___.__%
1997:  ___.__%
1998:  ___.__% (2)

(1) Commenced investment operations on April 3, 1995.  Return is not annualized
(2) The STARS Portfolio's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19__).

Average Annual Total Returns
(for the periods ended December 31, 1998)                          1 Year     Since
                                                                            Inception
STARS Portfolio - Class A                                          ___.__%  ___.__%*
--------------------------------------------------------------------------------------
STARS Portfolio - Class B                                          ___.__%  ___.__%**
--------------------------------------------------------------------------------------
STARS Portfolio - Class C                                          ___.__%  ___.__%*
--------------------------------------------------------------------------------------
S&P 500 Index                                                      ___.__%  ___.__%
--------------------------------------------------------------------------------------
Consumer Price Index                                               ___.__%  ___.__%

*   Class A and C shares commenced operations on April 3, 1995.
**  Class B shares commenced operations on January 5, 1998.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the STARS Portfolio.

Shareholder Fees (paid directly from your                                        Class A   Class B   Class C
 investment)*
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                                    5.50%     None      None
------------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                     None      None      None
------------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                None      None      None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)         None (1)  5.00% (2) 1.00%

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.
(1) Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.
(2) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the STARS Portfolio. These STARS Portfolio pays these expenses are paid from the Fund's its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                     Class A   Class B   Class C
                                     --------  --------  --------
Management Fees                         0.75%     0.75%     0.75%
Distribution (12b-1) Fees               0.25%     0.75%     0.75%
Other Expenses (1)                       .  %      .  %      .  %
                                      -------   -------   -------
Total Portfolio Operating Expenses     __.__%    __.__%    __.__%

Fee Waiver and Expense Reimbursement  (  .  )%  (  .  )%  (  .  )%
                                      -------   -------   -------
Net Expenses (2)                        1.50%     2.00%     2.00%
                                        ====      ====      ====

(1)  Includes a shareholder servicing fee of 0.25%.
(2) The expenses shown are based on historical expenses of the STARS Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the STARS Portfolio's net expenses do not exceed the amounts indicated above.

Example

This Example illustrates the cost of investing in the STARS Portfolio over various time periods. It is intended to help you compare the cost of investing in the STARS Portfolio with the cost of investing in other mutual funds. The Example assumes that:

        .    you invest $10,000 in the STARS Portfolio

        .    your investment returns 5% each year

        .    the STARS Portfolio's operating expenses remain the same*

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     If you sell your shares at the end of each period --

                 1 Year          3 Years         5 Years         10 Years
Class A          $_______        $_______        $_______        $_______
Class B          $_______        $_______        $_______        $_____**
Class C          $_______        $_______        $_______        $_______

If you do not sell your shares at the end of each period --
          ---

                 1 Year          3 Years         5 Years         10 Years
Class A          $_______        $_______        $_______        $_______
Class B          $_______        $_______        $_______        $_____**
Class C          $_______        $_______        $_______        $_______

* This Example assumes that net portfolio operating expenses will equal 1.50% for Class A and 2.00% for Class B and C shares until March 31, 2000 and thereafter will equal __.___% for Class A, __.___% for Class B and __.___% for Class C shares.

** Class B shares convert to Class A shares eight years after purchase;
   therefore, Class A expenses are used in the Example after year eight in the case of Class B shares.

THE INSIDERS SELECT FUND

RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.

Principal Strategies

Under normal market conditions, the Adviser invests substantially all of The Insiders Select Fund's assets in U.S. equity securities. The Insiders Select Fund will invest at least 85% of its assets in the equity securities of U.S. issuers that it believes provide opportunities for capital appreciation or gains through short selling, without regard to market capitalization. The Adviser nonetheless anticipates that the issuers principally will be mid- to-large capitalization companies (market capitalizations exceeding $1 billion). The Insiders Select Fund will invest in U.S. equity securities that the Adviser believes will equal or exceed the performance of the Standard & Poor's MidCap 400 Stock Index (the "S&P MidCap 400 Index"). The median market capitalization of stocks in the S&P MidCap 400 Index was about $1.6 billion as of March 31, 1999. The Insiders Select Fund may invest in stocks that are not included in the S&P MidCap 400 Index.

In selecting investments for The Insiders Select Fund, the Adviser analyzes (i) trading in a company's securities by corporate insiders, officers, directors and significant stockholders, (ii) published company reports prepared by financial analysts, including revisions to earnings predictions and (iii) a company's corporate finance activities, including stock repurchase programs, dividend policies and new securities issuance.

Insiders, analysts and the company each send signals that the Adviser analyzes to produce valuable information about the prospects for individual companies. While no one signal determines whether the Adviser will buy or sell a particular security, the Adviser will not consider buying or selling a security unless insider behavior sends an appropriate positive or negative signal. In its analysis, the Adviser uses only data that is available to the public. The Adviser obtains the data on insider trading activity from CDA/Investnet, which compiles this information from publicly available SEC filings.

Although, under normal market conditions, The Insiders Select Fund will invest substantially all of its assets in U.S. equity securities, it may invest up to 15% of its assets in money market instruments.

The Insiders Select Fund may "sell short" securities. In a short sale, the Adviser sells a security it has borrowed, with the expectation that the security will decline in value. If the Adviser correctly predicts the decline in value, the Adviser will repurchase the security at a lower price and realize a gain for The Insiders Select Fund. Short selling is considered "leverage" and involves substantial risk.

The Insiders Select Fund may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

For a more detailed discussion of how the Adviser evaluates trading by corporate insiders, reports by financial analysts and corporate financing activity, please see the "Investments" section of this Prospectus, beginning at page ___. The "Investments" section also discusses various investments and techniques that The Insiders Select Fund uses to achieve its investment objective.

Principal Risks

The Insiders Select Fund is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risks may adversely affect The Insiders Select Fund's net asset value, yield and/or total return:

        .    The market value of portfolio securities may decline

        . A particular strategy may not produce the intended result or may be not executed effectively

        .    A company's earnings may not increase as expected

        .    Short sales involve leverage, which may increase potential losses

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

The Insiders Select Fund is a non-diversified mutual fund, which means that it may invest a larger portion of its assets in a single issuer than if it were diversified. This could make The Insiders Select Fund more susceptible to the uncertain performance of a particular issuer.

Who may want to invest in The Insiders Select Fund

The Insiders Select Fund may be appropriate for investors who:

        .    are investing for the long term

        . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

        . believe that insider buying patterns may be a good indicator of the future direction of a company's stock price

The Insiders Select Fund may not be appropriate for investors who:
                             ---

        .    want a diversified portfolio

        .    are investing for the short term or need current income

        . are not willing to take any risk that they may lose money on their investment

        .    seek stability of the value of their investment

        .    want to invest in a particular sector or in particular industries

PERFORMANCE

The bar chart and table below show the risks of investing in The Insiders Select Fund by showing changes in the performance of its Class A shares as of December 31, 1998 from year to year since inception. The table shows how The Insiders Select Fund's average annual total return for one year and since the date of inception compared to the S&P MidCap 400 Index, a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-size companies. The figures shown assume reinvestment of dividends and distributions. The returns for Class B and C shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of each Class. The chart and the table do not reflect any sales charges that you may be required to pay when you buy or sell your shares. If sales charges were reflected, returns would be less than those shown.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1995:  ___.__% (1)
1996:  ___.__%
1997:  ___.__%
1998:  ___.__% (2)

(1) Commenced investment operations on June 16, 1995.  Return is not annualized
(2) The Insiders Select Fund's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19__).


 Average Annual Total Returns
(for the periods ended December 31, 1998)                          1 Year     Since
                                                                            Inception
Insiders Select Fund - Class A                                     ___.__%   ___.__%*
--------------------------------------------------------------------------------------
Insiders Select Fund - Class B                                     ___.__%  ___.__%**
--------------------------------------------------------------------------------------
Insiders Select Fund - Class C                                     ___.__%   ___.__%*
--------------------------------------------------------------------------------------
S&P MidCap 400 Index                                               ___.__%   ___.__%

* Class A and Class C shares commenced operations on June 16, 1995. ** Class B shares commenced operations on January 6, 1998.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of The Insiders Select Fund.

Shareholder Fees (paid directly from your investment)*                           Class A   Class B   Class C

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                                    5.50%     None      None
------------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                     None      None      None
------------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                None      None      None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) (as a percentage of offering price)                                       None (1)  5.00% (2) 1.00%

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.
(1) Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.

(2) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of The Insiders Select Fund. These Insiders Select Fund pays these expenses are paid from the Fund's its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                     Class A   Class B   Class C
                                     --------  --------  --------
Management Fees (1)                     1.00%     1.00%     1.00%
Distribution (12b-1) Fees               0.25%     0.75%     0.75%
Other Expenses (2)                       .  %      .  %      .  %
                                      -------   -------   -------
Total Portfolio Operating Expenses     __.__%    __.__%    __.__%

Fee Waiver and Expense Reimbursement  (  .  )%  (  .  )%  (  .  )%
                                      -------   -------   -------
Net Expenses (3)                        1.65%     2.15%     2.15%
                                        ====      ====      ====

(1) The management fee may increase or decrease by 0.50% based on The Insiders Select Fund's performance.

(2)  Includes a shareholder servicing fee of 0.25%.

(3) The expenses shown are based on historical expenses of Insiders Select Fund adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that The Insiders Select Fund's net expenses do not exceed the amounts indicated above.

EXAMPLE

This Example illustrates the cost of investing in The Insiders Select Fund over various time periods. It is intended to help you compare the cost of investing in The Insiders Select Fund with the cost of investing in other mutual funds. The Example assumes that:

        .    you invest $10,000 in The Insiders Select Fund

        .    your investment returns 5% each year

        .    The Insiders Select Fund's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --


               1 Year        3 Years       5 Years       10 Years
Class A        $_______      $_______      $_______      $_______
Class B        $_______      $_______      $_______      $_____**
Class C        $_______      $_______      $_______      $_______

If you do not sell your shares at the end of each period --
          ---

                   1 Year         3 Years        5 Years       10 Years
Class A            $_______       $_______       $_______      $_______
Class B            $_______       $_______       $_______      $_____**
Class C            $_______       $_______       $_______      $_______

* This Example assumes that net portfolio operating expenses will equal 1.65% for Class A and 2.15% for Class B and C shares until March 31, 2000 and thereafter will equal __.___% for Class A, __.___% for Class B and __.___% for Class C shares.
** Class B shares convert to Class A shares eight years after purchase;
   therefore, Class A expenses are used in the Example after year eight in the case of Class B shares.

LARGE CAP VALUE PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.

Principal Strategies

Under normal market conditions, the Large Cap Value Portfolio ("Large Cap Portfolio") invests substantially all of its assets in equity securities of companies with market capitalizations of $1 billion or more ("large companies") and which the Adviser identifies as "value" securities.

Under normal market conditions, the Large Cap Portfolio will invest substantially all of its assets in equity securities of large companies

 .    The Large Cap Portfolio will invest at least 85% of its total assets in equity securities of large companies

     . Within this 85% category, the Large Cap Portfolio may invest up to 10% of its assets in equity securities of foreign issuers in the form of U.S. dollar-denominated American Depositary Receipts ("ADRs") that are listed on U.S. exchanges

 .    Although, under normal market conditions, the Large Cap Portfolio will invest substantially all of its assets in large companies, it may invest up to 15% of its total assets in money market instruments and other debt obligations

Equity securities consist of common stocks, convertible securities and preferred stocks. The convertible securities and preferred stocks in which the Large Cap Portfolio may invest must be rated at least "investment grade" by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase.

The Adviser uses a "value" approach to investing. The Adviser looks for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or higher-than-average dividend payments in relation to share price. To determine whether a company's stock falls within the value classification, the Adviser analyzes factors such as the company's price-to-book and price-to-earnings ratios, earnings growth, dividend payout ratios, return on equity, and beta (a measure of stock price volatility relative to the market).

In selecting investments, the Adviser also may consider, among other things, new management and upcoming corporate restructuring, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.

The Large Cap Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks

The Large Cap Portfolio is subject to the following principal risks, more fully described in "Risk Factors." All or some of these risks may adversely affect the Large Cap Portfolio's net asset value, yield and/or total return:

        .    The market value of portfolio securities declines

             . In a falling market, value stocks may decline in price faster than growth stocks

             . In a rising market, value stocks may rise more slowly than growth stocks

        . A particular strategy may not produce the intended result or may not be executed effectively

        .    A company's earnings may not increase as expected

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

Who may want to invest in the Large Cap Portfolio

The Large Cap Portfolio may be appropriate for investors who:

        .    are investing for the long term

        . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

        .    want a core equity investment

The Large Cap Portfolio may not be appropriate for investors who:
                            ---

        .    are investing for the short term or need current income

        . are not willing to take any risk that they may lose money on their investment

        .    seek stability of the value of their investment

        .    want to invest in a particular sector or in particular industries

PERFORMANCE

The bar chart and table below show the risks of investing in the Large Cap Portfolio by showing changes in the performance of its Class A shares as of December 31, 1998 from year to year since inception. The table shows how the Large Cap Portfolio's average annual total return for one year and since the date of inception compared to the Standard & Poor's 500 Stock Index (the "S&P 500 Index"), a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies. The figures shown assume reinvestment of dividends and distributions. The returns for Class B and C shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of each Class. The chart and the table do not reflect any sales charges that you may be required to pay when you buy or sell your shares. If sales charges were reflected, returns would be less than those shown.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1995:  ___.__% (1)
1996:  ___.__%
1997:  ___.__%
1998:  ___.__% (2)

(1) Commenced investment operations on April 3, 1995.  Return is not annualized.
(2) The Large Cap Portfolio's year-to-date return as of June 30, 1999 was
    ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19 __).

Average Annual Total Returns
(for the periods ended December 31, 1998)                          1 Year     Since
                                                                            Inception
Large Cap Portfolio - Class A                                      ___.__%   ___.__%*
--------------------------------------------------------------------------------------
Large Cap Portfolio - Class B                                      ___.__%  ___.__%**
--------------------------------------------------------------------------------------
Large Cap Portfolio - Class C                                      ___.__%   ___.__%*
--------------------------------------------------------------------------------------
S&P 500 Index                                                      ___.__%   ___.__%

*   Class A and C shares commenced operations on April 3, 1995.
**  Class B shares commenced operations on January 28, 1998.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Portfolio.

Shareholder Fees (paid directly from your investment)*                           Class A   Class B   Class C
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                                    5.50%     None      None
------------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                     None      None      None
------------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                None      None      None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)         None (1)  5.00% (2) 1.00%

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

(1) Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.

(2) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Large Cap Portfolio. These Large Cap Portfolio pays these expenses are paid from the Fund's its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                       Class A   Class B   Class C
                                       --------  --------  --------

Management Fees                           0.75%     0.75%     0.75%
Distribution (12b-1) Fees                 0.25%     0.75%     0.75%
Other Expenses (1)                         .  %      .  %      .  %
                                        -------   -------   -------
Total Portfolio Operating Expenses       __.__%    __.__%    __.__%

Fee Waiver and Expense Reimbursement    (  .  )%  (  .  )%  (  .  )%
                                        -------   -------   -------
Net Expenses (2)                          1.50%     2.00%     2.00%
                                          ====      ====      ====

(1)  Includes a shareholder servicing fee of 0.25%.

(2) The expenses shown are based on historical expenses of the Large Cap Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Large Cap Portfolio's net expenses do not exceed the amounts indicated above.

EXAMPLE

This Example illustrates the cost of investing in the Large Cap Portfolio over various time periods. It is intended to help you compare the cost of investing in the Large Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that:

        .    you invest $10,000 in the Large Cap Portfolio

        .    your investment returns 5% each year

        .    the Large Cap Portfolio's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --


               1 Year        3 Years       5 Years       10 Years
Class A        $_______      $_______      $_______      $_______
Class B        $_______      $_______      $_______      $_____**
Class C        $_______      $_______      $_______      $_______

If you do not sell your shares at the end of each period --
          ---

               1 Year        3 Years       5 Years       10 Years
Class A        $_______      $_______      $_______      $_______
Class B        $_______      $_______      $_______      $_____**
Class C        $_______      $_______      $_______      $_______

* This Example assumes that net portfolio operating expenses will equal 1.50% for Class A and 2.00% for Class B and C shares until March 31, 2000 and thereafter will equal __.___% for Class A, __.___% for Class B and __.___% for Class C shares.

** Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the Example after year eight in the case of Class B shares.

SMALL CAP VALUE PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.

Principal Strategies

Under normal market conditions, the Small Cap Value Portfolio ("Small Cap Portfolio") invests substantially all of its assets in equity securities of companies with market capitalizations of up to $1 billion ("small companies") and which the Adviser identifies as value companies.

Under normal market conditions, the Small Cap Portfolio will invest substantially all of its assets in equity securities of small companies

 .    The Small Cap Portfolio will invest at least 85% of its total assets in equity securities of small companies

     . Within this 85% category, the Small Cap Portfolio may invest up to 10% of its assets in equity securities of foreign issuers in the form of U.S. dollar-denominated ADRs that are listed on U.S. exchanges

 .    Although, under normal market conditions, the Small Cap Portfolio will invest substantially all of its assets in small companies, it may invest up to 15% of its total assets in money market instruments and other debt obligations

Equity securities consist of common stocks, convertible securities and preferred stocks. The convertible securities and preferred stocks in which the Small Cap Portfolio may invest must be rated at least "investment grade" by an NRSRO at the time of purchase.

The Adviser uses a "value" approach to investing. The Adviser looks for equity securities of companies that have relatively low price-to-book ratios, low price-to-earnings ratios or higher-than-average dividend payments in relation to share price. To determine whether a company's stock falls within the value classification, the Adviser analyzes factors such as the company's price-to-book and price-to-earnings ratios, earnings growth, dividend payout ratios, return on equity, and beta (a measure of stock price volatility relative to the market).

In selecting investments, the Adviser also may consider, among other things, new management and upcoming corporate restructuring, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.

The Small Cap Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks

The Small Cap Portfolio is subject to the following principal risks, more fully described in "Risk Factors." All or some of these risks may adversely affect the Small Cap Portfolio's net asset value, yield and/or total return:

        .    The market value of portfolio securities may decline

             . In a falling market, value stocks may decline in price faster than growth stocks

             . In a rising market, value stocks may rise more slowly than growth stocks

        . A small company's stock may decline in value because it lacks management experience, operating experience, financial resources and product diversification that permit larger companies to adapt to changing market conditions

        . Small company stock may be subject to wider price swings or be less liquid because it trades less frequently and in smaller volume than large company stock. This lack of liquidity may depress prices of these securities

        . A particular strategy may not produce the intended result or may not be executed effectively

        .    A company's earnings may not increase as expected

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

Who may want to invest in the Small Cap Portfolio

The Small Cap Portfolio may be appropriate for investors who:

        .    are investing for the long term

        . are willing to accept the price volatility associated with smaller-company stocks in exchange for their relatively higher return potential compared to larger-company stocks

        . want to add a small-cap growth component to diversify their portfolio

The Small Cap Portfolio may not be appropriate for investors who:
                            ---

        .    are investing for the short term or need current income

        .    desire to invest only in larger, more established companies

        . are not willing to take any risk that they may lose money on their investment

        .    seek stability of the value of their investment

        .    want to invest in a particular sector or in particular industries

PERFORMANCE

The bar chart and table below show the risks of investing in the Small Cap Portfolio by showing changes in the performance of the Small Cap Portfolio's Class A shares as of December 31, 1998 from year to year since inception. The table shows how the Small Cap Portfolio's average annual total return for one year and since the date of inception compared to the Russell 2000 Index. The figures shown assume reinvestment of dividends and distributions. The returns for Class B and C shares offered by this

Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of each Class. The chart and the table do not reflect any sales charges that you may be required to pay when you buy or sell your shares. If sales charges were reflected, returns would be less than those shown.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1995:  ___.__% (1)
1996:  ___.__%
1997:  ___.__%
1998:  ___.__% (2)

(1) Commenced investment operations on April 3, 1995.  Return is not annualized.
(2) The Small Cap Portfolio's year-to-date return as of June 30, 1999 was
    ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19 __).

 Average Annual Total Returns
(for the periods ended December 31, 1998)                          1 Year     Since
                                                                            Inception
Small Cap Portfolio - Class A                                      ___.__%   ___.__%*
--------------------------------------------------------------------------------------
Small Cap Portfolio - Class B                                      ___.__%  ___.__%**
--------------------------------------------------------------------------------------
Small Cap Portfolio - Class C                                      ___.__%   ___.__%*
--------------------------------------------------------------------------------------
Russell 2000 Index                                                 ___.__%   ___.__%


*   Class A and C shares commenced operations on April 3, 1995.
**  Class B shares commenced operations on January 21, 1998.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Portfolio.

Shareholder Fees (paid directly from your investment)*                          Class A   Class B   Class C

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                                    5.50%     None      None
------------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                     None      None      None
------------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                None      None      None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)         None (1)  5.00% (2) 1.00%



* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

(1) Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.

(2) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Small Cap Portfolio. These Small Cap Portfolio pays these expenses are paid from the Fund's its assets.

Annual Portfolio Operating Expenses

                                     Class A   Class B   Class C
                                     --------  --------  --------

Management Fees                         0.75%     0.75%     0.75%
Distribution (12b-1) Fees               0.25%     0.75%     0.75%
Other Expenses (1)                       .   %     .   %     .   %
                                      -------   -------   -------
Total Portfolio Operating Expenses     __.__%    __.__%    __.__%

Fee Waiver and Expense Reimbursement  (  .  )%  (  .  )%  (  .  )%
                                      -------   -------   -------
Net Expenses (2)                        1.50%     2.00%     2.00%
                                        ====      ====      ====

(1)  Includes a shareholder servicing fee of 0.25%.

(2) The expenses shown are based on historical expenses of the Small Cap Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Small Cap Portfolio's net expenses do not exceed the amounts indicated above.

EXAMPLE

This Example illustrates the cost of investing in the Small Cap Portfolio over various time periods. It is intended to help you compare the cost of investing in the Small Cap Portfolio with the cost of investing in other mutual funds. The Example assumes that:

        .    you invest $10,000 in the Small Cap Portfolio

        .    your investment returns 5% each year

        .    the Small Cap Portfolio's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --


              1 Year       3 Years      5 Years      10 Years
Class A       $_______     $_______     $_______     $_______
Class B       $_______     $_______     $_______     $_____**
Class C       $_______     $_______     $_______     $_______


If you do not sell your shares at the end of each period --
          ---

              1 Year       3 Years      5 Years      10 Years
Class A       $_______     $_______     $_______     $_______
Class B       $_______     $_______     $_______     $_____**
Class C       $_______     $_______     $_______     $_______

* This Example assumes that net portfolio operating expenses will equal 1.50% for Class A and 2.00% for Class B and C shares until March 31, 2000 and thereafter will equal __.___% for Class A, __.___% for Class B and __.___% for Class C shares.

** Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the Example after year eight in the case of Class B shares.

THE FOCUS LIST PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.

Principal Strategies

Under normal market conditions, the Focus List Portfolio will invest at least 65% of its total assets in the common stocks of U.S. and foreign issuers that, at the time of purchase, are included on the Bear Stearns Equity Focus List (the "Focus List").

Under normal market conditions, the Focus List Portfolio may invest up to 35% of its total assets in stocks that are not on the Focus List. The Adviser may select non-Focus List securities, for example, when the Adviser determines that Focus List stocks are illiquid, would cause the Focus List Portfolio to be overweighted in a particular sector or overly concentrated in a particular industry, or for any other reason.

Although, under normal market conditions, the Focus List Portfolio will invest substantially all of its assets in equity securities, it may invest up to 10% of its total assets in money market instruments.

The Focus List generally consists of 20 stocks. Using a rating system of "1" through "5," the Bear Stearns Equity Research Department, consisting of over 80 analysts who cover more than 900 common stocks of U.S. and foreign companies, assigns the following ratings: 1 (Buy), 2 (Attractive), 3 (Neutral), 4 (Avoid), 5 (Sell). Approximately 300 stocks are rated Buy or Attractive.

The Bear Stearns Research Department and the Research Stock Selection Committee (comprised of senior Research personnel) will assign a Buy rating to stocks when they believe the stock will significantly outperform the market over the next three to six months because of a catalyst or near-term event that they expect will trigger upward movement in the stock's price. These catalysts may include a change in management, the introduction of a new product or a change in the industry outlook. An Attractive rating means that an analyst has determined that the stock has solid long-term growth prospects and is undervalued in comparison to that of comparable companies.

The Focus List Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

For a more detailed discussion of the Focus List stock evaluation system and its use by the Focus List Portfolio, please see the "Investments" section of this Prospectus, beginning at page ___. The "Investments" section also discusses various investments and techniques that the Focus List Portfolio uses to achieve its investment objective.

Principal Risks

The Focus List Portfolio is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risk factors may affect the Focus List Portfolio's net asset value, yield and/or total return:

        .    The market value of portfolio securities may decline

        . A particular strategy may not produce the intended result or may not be executed effectively

        .    A company's earnings may not increase as expected

        . The Focus List Portfolio may forgo other attractive investment opportunities because the securities are not on the Focus List

        . The Adviser may be prohibited from buying an attractive stock in the Focus List for legal reasons, and thus miss an investment opportunity

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

The Focus List Portfolio is a non-diversified mutual fund, which means that it may invest a larger portion of its assets in a single issuer than if it were diversified. This could make the Focus List Portfolio more susceptible to the uncertain performance of a particular issuer.

Who may want to invest in the Focus List Portfolio

The Focus List Portfolio may be appropriate for investors who:

        .    are investing for the long term

        . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

        .    are seeking an aggressive growth investment

The Focus List Portfolio may not be appropriate for investors who:
                             ---

        .    want a diversified portfolio

        .    are investing for the short term or need current income

        . are not willing to take any risk that they may lose money on their investment

        .    seek stability of the value of their investment

        .    want to invest in a particular sector or in particular industries

PERFORMANCE

The bar chart and table below show the risks of investing in the Focus List Portfolio by showing changes in the performance of its Class A shares as of December 31, 1998 for one year. The table shows how the Focus List Portfolio's average annual total return for one year and since the date of inception compared to the ________________ Index, a broad-based unmanaged index ______________________ _____________________________. The figures shown assume reinvestment of dividends and distributions. The returns for Class B and C shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of each Class. The chart and the table do not reflect any sales charges that you may be required to pay when you buy or sell your shares. If sales charges were reflected, returns would be less than those shown.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1998:  ___.__% (1)

(1) The Focus List Portfolio's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 1998) and the lowest quarterly return was YY% (for the quarter ended _____1998).

Average Annual Total Returns
(for the periods ended December 31, 1998)                          1 Year       Since
                                                                              Inception
Focus List Portfolio - Class A                                     ___.__%      ___.__%
-------------------------------------------------------------------------------------------
Focus List Portfolio - Class B                                     ___.__%      ___.__%
-------------------------------------------------------------------------------------------
Focus List Portfolio - Class C                                     ___.__%      ___.__%
-------------------------------------------------------------------------------------------
__________________ Index                                           ___.__%      ___.__%

*  Class A, B and C shares commenced operations on December 29, 1997.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Focus List Portfolio.

Shareholder Fees (paid directly from your investment)*                           Class A   Class B   Class C

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                                    5.50%     None      None
------------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                     None      None      None
------------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                None      None      None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)         None (1)  5.00% (2) 1.00%

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

(1) Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.

(2) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Focus List Portfolio. These Focus List Portfolio pays these expenses are paid from the Fund's its assets.

Annual Portfolio Operating Expenses

                                         Class A   Class B   Class C
                                         --------  --------  --------

Management Fees                             0.65%     0.65%     0.65%
Distribution (12b-1) Fees                   0.25%     0.75%     0.75%
Other Expenses (1)                           .   %     .   %     .   %
                                          -------   -------   -------
Total Portfolio Operating Expenses         __.__%    __.__%    __.__%

Fee Waiver and Expense Reimbursement      (  .  )%  (  .  )%  (  .  )%
                                         -------   -------   -------
Net Expenses (2)                            1.40%     1.90%     1.90%
                                            ====      ====      ====

(1)  Includes a shareholder servicing fee of 0.25%.

(2) The expenses shown are based on historical expenses of the Focus List Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Focus List Portfolio's net expenses do not exceed the amounts indicated above.

Example

This Example illustrates the cost of investing in the Focus List Portfolio over various time periods. It is intended to help you compare the cost of investing in the Focus List Portfolio with the cost of investing in other mutual funds. The Example assumes that:

 .    you invest $10,000 in the Focus List Portfolio

 .    your investment returns 5% each year

 .    the Focus List Portfolio's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

                 1 Year          3 Years         5 Years         10 Years
Class A          $_______        $_______        $_______        $_______
Class B          $_______        $_______        $_______        $_____**
Class C          $_______        $_______        $_______        $_______

If you do not sell your shares at the end of each period --
          ---

                 1 Year          3 Years         5 Years         10 Years

Class A          $_______        $_______        $_______        $_______
Class B          $_______        $_______        $_______        $_____**
Class C          $_______        $_______        $_______        $_______

* This Example assumes that net portfolio operating expenses will equal 1.40% for Class A and 1.90% for Class B and C shares until March 31, 2000 and thereafter will equal __.___% for Class A, __.___% for Class B and __.___% for Class C shares.

** Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the Example after year eight in the case of Class B shares.

BALANCED PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Long-term capital growth and current income.

Principal Strategies

The Balanced Portfolio seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed-income securities primarily to provide income for regular quarterly dividends.

The percentage of the Balanced Portfolio invested in equity and fixed-income securities will vary from time to time as the Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation forecasts. When allocating equity and fixed income investments, the Adviser takes into account the Balanced Portfolio's intention to pay regular quarterly dividends. The amount of quarterly dividends may fluctuate depending on prevailing interest rates and how the Adviser allocates the Balanced Portfolio's assets, among other things.

Equity Securities. Under normal market conditions, the Balanced Portfolio invests between 40% and 60% of its total assets in equity securities. The Adviser may invest in equity securities primarily to provide current income. Income-producing equity securities include

        .    interests in real estate investment trusts ("REITs")

        .    convertible securities

        .    preferred stocks

        .    utility stocks

        .    interests in limited partnerships

Fixed Income Securities. Under normal market conditions, the Balanced Portfolio invests between 40% and 60% of its total assets in fixed income securities. The Balanced Portfolio invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in debt instruments, other fixed-income securities and money market instruments. The Balanced Portfolio will invest in debt instruments that have been rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or S&P. Within this 25% category, the Balanced Portfolio may invest up to 5% of its total assets in higher-risk, below-investment-grade corporate debt securities rated no lower than "B" by an NRSRO or considered to be comparable by the Adviser. The Adviser employs a "top-down" approach to selecting investments for the Balanced Portfolio that includes analysis of interest rate, sector and yield curve trends.

The Balanced Portfolio's fixed income investments include

        . securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises

        .    debt securities issued by companies

        .    mortgage-backed and asset-backed securities

        .    municipal securities

        .    custodial receipts

        .    U.S. dollar-denominated securities issued by foreign governments

Money Market Instruments. Under normal market conditions, the Balanced Portfolio may invest up to 20% of its total assets in money market instruments.

The Balanced Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks

The Balanced Portfolio is subject to the following principal risks, more fully described in "Risk Factors." All or some of these risks may adversely affect the Balanced Portfolio's net asset value, yield and/or total return:

        .    The market value of portfolio securities may decline

        . A particular strategy or the Adviser's allocation may not produce the intended result or may not be executed effectively

        .    A company's earnings may not increase as expected

        . The rate of inflation increases and interest rates may rise, causing the Balanced Portfolio's debt securities to decline in value

        .    An issuer's credit quality may be downgraded

        . Below-investment-grade securities may decline in value due to defaults or bankruptcies

        . The Balanced Portfolio may have to reinvest interest or sale proceeds at lower rates

        .    The average life of a mortgage-related security may change

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

Who may want to invest in the Balanced Portfolio

The Balanced Portfolio may be appropriate for investors who:

        .    may be investing in the market for the first time

        . seek current income to meet expenses coupled with asset growth potential

        . are investing in a retirement plan such as an IRA and want the potential for both investment growth and some capital preservation

        . are setting up trust accounts, such as charitable remainder trusts, that have payout requirements

The Balanced Portfolio may not be appropriate for investors who:
                           ---

        . are not willing to take any risk that they may lose money on their investment

        .    seek stability of the value of their investment

        . want an investment that focuses exclusively either on equity or fixed income securities

        .    want to invest in a particular sector or in particular industries

PERFORMANCE

The bar chart and table below show the risks of investing in the Balanced Portfolio by showing changes in the performance of its Class A shares as of December 31, 1998 for one year. The table shows how the Balanced Portfolio's average annual total return for one year and since the date of inception compared to the S&P 500 Index, a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies, and the Lipper Balanced Fund Index, a non-weighted index of the 30 largest funds within the Lipper balanced fund investment category. The figures shown assume reinvestment of dividends and distributions. The returns for Class B and C shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of each Class. The chart and the table do not reflect any sales charges that you may be required to pay when you buy or sell your shares. If sales charges were reflected, returns would be less than those shown.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1998:  ___.__% (1)

(1) The Balanced Portfolio's year-to-date return as of June 30, 1999 was
    ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 1998) and the lowest quarterly return was YY% (for the quarter ended _____1998).

Average Annual Total Returns
(for the periods ended December 31, 1998)                           1 Year      Since
                                                                              Inception
Balanced Portfolio - Class A                                       ___.__%      ___.__%
------------------------------------------------------------------------------------------
Balanced Portfolio - Class B                                       ___.__%      ___.__%
------------------------------------------------------------------------------------------
Balanced Portfolio - Class C                                       ___.__%      ___.__%
------------------------------------------------------------------------------------------
S&P 500 Index                                                      ___.__%      ___.__%
------------------------------------------------------------------------------------------
Lipper Balanced Fund Index                                         ___.__%      ___.__%


  Class A, B and C shares commenced operations on December 29, 1997.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Portfolio.

Shareholder Fees (paid directly from your investment)*                           Class A   Class B   Class C

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                                    5.50%     None      None
------------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                     None      None      None
------------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                None      None      None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)         None (1)  5.00% (2) 1.00%

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

(1) Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.

(2) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Balanced Portfolio. These Balanced Portfolio pays these expenses are paid from the Fund's its assets.

Annual Portfolio Operating Expenses

                                      Class A      Class B      Class C
                                      --------     --------     --------

Management Fees                          0.65%        0.65%        0.65%
Distribution (12b-1) Fees                0.25%        0.75%        0.75%
Other Expenses (1)                        .   %        .   %        .   %
                                       -------      -------      -------
Total Portfolio Operating Expenses      __.__%       __.__%       __.__%

Fee Waiver and Expense Reimbursement   (  .  )%     (  .  )%     (  .  )%
                                       -------      -------      -------
Net Expenses (2)                         1.20%        1.70%        1.20%
                                         ====         ====         ====

(1)  Includes a shareholder servicing fee of 0.25%.

(2) The expenses shown are based on historical expenses of the Balanced Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Balanced Portfolio's net expenses do not exceed the amounts indicated above.

EXAMPLE

This Example illustrates the cost of investing in the Balanced Portfolio over various time periods. It is intended to help you compare the cost of investing in the Balanced Portfolio with the cost of investing in other mutual funds. The Example assumes that:

        .    you invest $10,000 in the Balanced Portfolio

        .    your investment returns 5% each year

        .    the Balanced Portfolio's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

                   1 Year        3 Years       5 Years       10 Years
Class A            $_______      $_______      $_______      $_______
Class B            $_______      $_______      $_______      $_____**
Class C            $_______      $_______      $_______      $_______

If you do not sell your shares at the end of each period --
          ---

                   1 Year        3 Years       5 Years       10 Years
Class A            $_______      $_______      $_______      $_______
Class B            $_______      $_______      $_______      $_____**
Class C            $_______      $_______      $_______      $_______

* This Example assumes that net portfolio operating expenses will equal 1.20% for Class A, 1.70% for Class B and 1.20% for Class C shares until March 31, 2000 and thereafter will equal __.___% for Class A, __.___% for Class B and __.___% for Class C shares.

** Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the Example after year eight in the case of Class B shares.

INTERNATIONAL EQUITY PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Long-term capital appreciation.

Principal Strategies

Under normal market conditions, the International Equity Portfolio (the "International Portfolio") invests substantially all of its assets in equity securities of foreign companies. The International Portfolio will invest at least 65% of its total assets in the equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States, including common stock, preferred stock, depositary receipts for stock, and other securities having the characteristics of stock (such as an equity or ownership interest in a company).

Although, under normal market conditions, the International Portfolio will invest substantially all of its assets in foreign equities, it may invest up to 35% of its total assets in debt obligations, which include fixed or floating-rate bonds, notes, debentures, commercial paper, loan participations, Brady Bonds, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks, commercial banks or private issuers, including repurchase agreements with respect to obligations of governments or central banks. These debt obligations may be unrated or rated in the lowest categories by an NRSRO. See "Risk factors -- Risks of debt securities -- below-investment-grade securities."

The International Portfolio's investments may be denominated in U.S. dollars, foreign currencies or multinational currency units.

Under normal market conditions, the International Portfolio invests in the securities of companies located in at least three countries outside of the United States. The International Portfolio in the securities of issuers located in Australia, Canada, Japan, New Zealand and the developed countries of Western Europe.

In selecting investments for the International Portfolio, the Adviser primarily evaluates whether a particular country's securities markets have higher-than-average potential for capital appreciation. The Adviser will then seek out companies with strong fundamental characteristics, including solid management, sound balance sheets and the potential for positive earnings growth.

The International Portfolio also may invest in the securities of issuers located in countries that are considered to be emerging or developing ("emerging countries") by the World Bank, the International Finance Corporation, or the United Nations and its authorities. These countries are located primarily in Africa, Asia (ex-Japan), the Caribbean islands, Central and South America, the Middle East and certain parts of Europe (Cyprus, the Czech Republic, Estonia, Greece, Hungary, Poland, Portugal, Russia, Slovakia and Turkey).

A company is considered to be an emerging country issuer if any of the following apply:

 .    its securities are principally traded in an emerging country

 .    it derives at least 50% of its total revenue from (a) providing goods or services in emerging countries or (b) sales made in emerging countries

 .    it maintains 50% or more of its assets in one or more emerging countries

 .    it is organized under the laws of, or has a principal office in, an emerging country

The International Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks

The International Portfolio is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risks may adversely affect the International Portfolio's net asset value, yield and/or total return:

        . Foreign securities may experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates, and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities

        . Foreign securities issued in emerging countries generally experience less liquidity and more volatility because the securities markets in these countries have less trading volume and fewer participants than established markets

        . Inefficient settlement procedures in emerging countries may cause the International Portfolio to miss investment opportunities or be exposed to liability for failure to deliver securities

        . The International Portfolio may experience losses from improper trading activities in emerging countries that are subject to less government regulation than in the United States

        .    The market value of portfolio securities may decline

        . A particular strategy may not produce the intended result or may not be executed effectively

        .    A company's earnings may not increase as expected

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

Who may want to invest in the International Portfolio

The International Portfolio may be appropriate for investors who:

        .    are investing for the long term

        . are willing to accept the price volatility associated with foreign stocks in exchange for their relatively higher return potential

        . want to diversify an existing portfolio by adding an international component

The International Portfolio may not be appropriate for investors who:
                                ---

        .    are investing for the short term or need current income

        . are not willing to accept the risks associated with foreign securities markets or currency fluctuation

        . are not willing to take any risk that they may lose money on their investment

        .    seek stability of the value of their investment

        .    want to invest in a particular sector or in particular industries

PERFORMANCE

The bar chart and table below show the risks of investing in the International Portfolio by showing changes in the performance of its Class A shares as of December 31, 1998 for one year. The table shows how the International Portfolio's average annual total return for one year and since the date of inception compared to the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"), a broad-based unmanaged index that represents the general performance of common stocks of issuers located in developed countries in Europe and the Pacific Basin, weighted by each component country's market capitalization. The figures shown assume reinvestment of dividends and distributions. The returns for Class B and C shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of each Class. The chart and the table do not reflect any sales charges that you may be required to pay when you buy or sell your shares. If sales charges were reflected, returns would be less than those shown.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1998:  ___.__% (1)

(1) The International Portfolio's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 1998) and the lowest quarterly return was YY% (for the quarter ended _____1998).

Average Annual Total Returns
(for the periods ended December 31, 1998)                          1 Year        Since
                                                                               Inception
International Portfolio - Class A                                  ___.__%      ___.__%
------------------------------------------------------------------------------------------
International Portfolio - Class B                                  ___.__%      ___.__%
------------------------------------------------------------------------------------------
International Portfolio - Class C                                  ___.__%      ___.__%
------------------------------------------------------------------------------------------
MSCI EAFE Index                                                    ___.__%      ___.__%

  Class A, B and C shares commenced operations on December 29, 1997.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Portfolio.

Shareholder Fees (paid directly from your investment)*                           Class A   Class B   Class C

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)                                    5.50%     None      None
------------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                     None      None      None
------------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                None      None      None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)         None (1)  5.00% (2) 1.00%

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

(1) Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.

(2) The Class B deferred sales charge declines over time. See "How the Trust Calculates Sales Charges -- Class B Shares."

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the International Portfolio. These International Portfolio pays these expenses are paid from the Fund's its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                      Class A      Class B      Class C
                                      --------     --------     --------

Management Fees                          1.00%        1.00%        1.00%
Distribution (12b-1) Fees                0.25%        0.75%        0.75%
Other Expenses (1)                        .   %        .   %        .   %
                                       -------      -------      -------
Total Portfolio Operating Expenses      __.__%       __.__%       __.__%

Fee Waiver and Expense Reimbursement   (  .  )%     (  .  )%     (  .  )%
                                       -------      -------      -------
Net Expenses (2)                         1.75%        2.25%        2.25%
                                         ====         ====         ====

(1)  Includes a shareholder servicing fee of 0.25%.

(2) The expenses shown are based on historical expenses of the International Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the International Portfolio's net expenses do not exceed the amounts indicated above.

EXAMPLE

This Example illustrates the cost of investing in the International Portfolio over various time periods. It is intended to help you compare the cost of investing in the International Portfolio with the cost of investing in other mutual funds. The Example assumes that:

        .    you invest $10,000 in the International Portfolio

        .    your investment returns 5% each year

        .    the International Portfolio's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

             1 Year        3 Years       5 Years       10 Years
Class A      $_______      $_______      $_______      $_______
Class B      $_______      $_______      $_______      $_____**
Class C      $_______      $_______      $_______      $_______

If you do not sell your shares at the end of each period --
          ---

             1 Year        3 Years       5 Years       10 Years

Class A      $_______      $_______      $_______      $_______
Class B      $_______      $_______      $_______      $_____**
Class C      $_______      $_______      $_______      $_______

* This Example assumes that net portfolio operating expenses will equal 1.75% for Class A and 2.25% for Class B and C shares until March 31, 2000 and thereafter will equal __.___% for Class A and __.___% for Class B and Class C shares.

** Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the Example after year eight in the case of Class B shares.

INVESTMENTS

Principal Investment Strategies -- Additional Information

STARS Portfolio

S&P introduced STARS in January 1987. Since 1993, on average, each STARS category has consisted of approximately the number of stocks shown below. Rankings may change frequently as S&P analysts evaluate developments affecting individual securities and the markets.

                   STARS Category       Number of Stocks
                   --------------       ----------------

                   Five star        e             95

                   Four star        e            385

                   Three star       e            530

                   Two star         e             90

                   One star         e       10 to 23

To evaluate the performance of stocks in the various categories, and thus the performance of its analysts, STARS initially gives equal weight by dollar amount to each stock, does not rebalance the portfolio based on changes in values or rankings and does not reflect dividends or transaction costs. STARS is only a model; it does not reflect actual investment performance. While its performance cannot be used to predict actual results, S&P believes it is useful in evaluating its analysts. Investors should recognize that the pool of S&P analysts changes and their past performance is not necessarily predictive of future results either of the model or of the STARS Portfolio. From January 1, 1987 through March 31, 1999:

        . The S&P 500 Index (measured on a total return basis, without dividend reinvestment) increased by ____.___%. During this period, the average dividend yield of securities included in the S&P 500 Index were ___.___% and the average dividend yield of five star stocks were ___.___%.

        .    The ranked stocks experienced the following changes in value:



                      STARS Category       Percentage change in value
                      --------------       --------------------------

                      Five stars     e     ________%

                      Four stars     e     ________%

                      Three stars    e     ________%

                      Two stars      e     ________%

                      One star       e     ________%



The STARS Portfolio believes that this information means only that, historically, five star stocks have significantly outperformed lower-ranked stocks and that one star stocks have significantly underperformed the higher-ranked stocks. You should not use this information to predict whether past results will occur in the future or the actual performance of a particular
category.   STARS' performance has been more volatile than that of conventional indices such as the Dow Jones Industrial Average and the S&P 500

Index. In addition, the performances of five star and one star stocks have not borne a consistent relationship to each other or to the performance of the S&P 500 Index, as shown below. The STARS Portfolio is managed actively. Its performance will depend primarily on the Adviser's investment decisions. The STARS Portfolio will incur transaction and other costs, including management and distribution fees, that are not reflected in the information shown below.

            Relative Performance Rankings (1 = highest performance)
           ---------------------------------------------------------
               1994         1995        1996       1997     1998
           ---------------------------------------------------------
        1    One star      S&P 500     Five star   Five
             stocks        Index       stocks      star
                                                   stocks
           ---------------------------------------------------------
        2    S&P 500       Five star   S&P 500     S&P 500
             Index         stocks      Index       Index
           ---------------------------------------------------------
        3    Five star     One star    One star    One star
             stocks        stocks      stocks      stocks

Downgrades and upgrades. The Adviser need not sell a security that STARS has downgraded. Also, the Adviser need not terminate a "short" position if it involves a one star security that STARS has upgraded. In addition, if STARS downgrades a portfolio security to four stars, the Adviser may consider that security to be rated five stars. In this event, the Adviser may purchase additional shares of that security without regard to the 15% limitation. Similarly, if STARS upgrades a security that the STARS Portfolio has sold short to two stars, the Adviser may consider that security to be rated one star. In this event, the Adviser may sell short additional shares of that security without regard to the 15% limitation.

The Insiders Select Fund

Corporate Insiders. The Adviser believes that collecting, classifying and analyzing legally required reports of corporate insider transactions provides valuable investment management information, because these insiders are in the best position to understand their companies' near-term prospects.

Corporate insiders deal in their company's stock for various reasons. Some transactions are unrelated to the future of the company, such as the sale of stock to buy a home or finance a child's college education, tax planning or token purchases to signal confidence in the company. Other transactions, however, are related directly to the insider's beliefs about the near-term price expectations for the company's stock. An insider who exercises long-term options early for small profits may believes that the stock soon will decline. Insiders who exercise options, hold the stock, and buy in the open market probably believe that the stock soon will rise. Clusters of insiders making substantial buys or sells may indicate broad agreement within a firm as to the direction of the stock.

Financial Analysts. Financial analysts employ a number of research tools to learn more about the companies they follow, including visits to the company and in-depth discussions with management. Successful analysts learn to interpret management's words and actions. Management may use discussions with certain analysts to signal its views to the market. The Adviser also believes that revisions in analysts' earnings and ratings predictions may indicate a stock's future returns.

Financing Decisions. A company must routinely decide whether to maintain or change its dividend policy, buy its own stock in the open market or issue new securities. From time to time the company may decide that its stock is undervalued, providing an opportunity to buy back the stock in the open market. By contrast, a company's decision to sell securities may indicate that the company believes that its stock has reached a near-term high, a possible sell signal.

Focus List Portfolio

Bear Stearns publishes the Focus List, which is a list of stocks selected by the Bear Stearns Focus List Committee. Current members of the Focus List Committee are Kathryn Booth, Director of Global Research for Bear Stearns, and Elizabeth Mackay, Chief Investment Strategist of Bear Stearns. The Committee monitors the Focus List daily, and candidates are considered based on one or more of the following criteria: market outlook, perception of the stock's sector, and the stock's current valuation relative to the market and its industry. Domestic and international stocks and ADRs rated Buy (1) or Attractive (2) are eligible for inclusion on the Focus List.

Generally, the Adviser will purchase a security that has been added to the Focus List and will sell a security when the security has been removed from the Focus List. The Adviser determines how much of the Focus List Portfolio's assets to allocate to each Focus List stock. The Adviser may make changes in the allocation as investment and economic conditions change. Depending upon market conditions and to the extent the Focus List Portfolio needs to hold cash balances to satisfy shareholder redemption requests, the Adviser may not immediately purchase a new Focus List stock and/or may continue to hold one or more Focus List stocks that have been deleted from the Focus List. The Adviser will not have access to the Focus List before Bear Stearns publishes it.

The Focus List Committee automatically removes from the Focus List stocks that an analyst has downgraded below Attractive. However, the Focus List Committee may delete stocks for other reasons. For example, it may delete a stock when the stock has achieved its target price range, a catalyst fails to materialize or have its expected effect, or new, more attractive opportunities.

The Focus List may include stocks of issuers for which Bear Stearns or an affiliate performs banking services for which it receives fees, as well as stocks in which Bear Stearns or an affiliate makes a market and may have a long or short position. When Bear Stearns or an affiliate participates in a distribution of stock, the Adviser may be prohibited from purchasing that stock for the Focus List Portfolio. The activities of Bear Stearns or an affiliate may limit the Focus List Committee's ability to include stocks on the Focus List or the Focus List Portfolio's flexibility in purchasing and selling such stocks. The Focus List is available to other clients of Bear Stearns and its affiliates, including the Adviser.

Investments and Techniques

This table summarizes some of the investments and techniques, described below, that each Portfolio may use to achieve its investment objectives.

                     Large       Small      Inter-                          Insiders    Focus
                      Cap         Cap      national    Balanced     STARS    Select     List
                   Portfolio   Portfolio   Portfolio   Portfolio  Portfolio   Fund    Portfolio
--------------------------------------------------------------------------------------------------
ADRs                   u           u          u            u          u                    u
--------------------------------------------------------------------------------------------------
Asset-backed                                               u
securities
--------------------------------------------------------------------------------------------------
Brady bonds                                   u
--------------------------------------------------------------------------------------------------
Convertible            u           u          u            u                   u
securities
--------------------------------------------------------------------------------------------------
Debt securities        u           u          u            u          u        u           u
--------------------------------------------------------------------------------------------------
Equity                 u           u          u            u          u        u           u
securities
--------------------------------------------------------------------------------------------------
Futures                u           u          u            u          u        u           u
contracts and
related options
--------------------------------------------------------------------------------------------------
Mortgage-related                                           u
securities
--------------------------------------------------------------------------------------------------
REITs                                                      u
--------------------------------------------------------------------------------------------------
Repurchase                                                 u
agreements
--------------------------------------------------------------------------------------------------
Short sales                                                           u
--------------------------------------------------------------------------------------------------
Short sales            u           u          u            u          u        u
against the box
--------------------------------------------------------------------------------------------------
When-issued            u           u          u            u          u        u           u
securities and
forward
commitments

        . ADRs are receipts for the foreign company shares held by a United States depositary institution, entitling the holder to all dividends and capital gains of the underlying shares. ADRs are quoted in U.S. dollars and are traded on U.S. exchanges.

        . Asset-backed securities have a structure that is similar to mortgage-related securities (see below). The collateral for these securities includes home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

        . Brady bonds are debt securities issued in an exchange of outstanding commercial bank loans to public and private entities in emerging countries in connection with sovereign debt restructurings, under a plan introduced by former U.S. Treasury Secretary Nicholas Brady.

        . Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for common stock. Convertible securities are characterized by (1) higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) less price fluctuation than the underlying stock since they have fixed income characteristics, and
             (3) potential for capital appreciation if the market price of the underlying stock increases.

        . Debt securities, including bills, bonds, and notes, represent money borrowed that must be repaid, usually having a fixed amount, a specific maturity date or dates, and a specific rate of interest (or formula for determining the interest rate) or an original purchase discount.

        . Equity securities include foreign and domestic common or preferred stocks, rights and warrants.

        . Futures contracts and related options. Futures contracts involve the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. A Portfolio may invest in futures in an effort to hedge against market risk, or as a temporary substitute for buying or selling securities, foreign currencies or for temporary cash management purposes.

        . Mortgage-related securities represent interests in pools of mortgage loans made by lenders like savings and loan institutions, mortgage bankers, commercial banks and others.

        . REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. The value of a REIT may increase or decrease based on changes in the value of the underlying properties or mortgage loans.

        . Repurchase agreements are a type of secured lending and typically involve the acquisition of debt securities (including foreign government securities) from a financial institution, such as a bank, savings and loan association or broker-dealer, which then agrees to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The difference between the purchase and resale prices generally reflects the market interest rate for the term of the agreement.

        . Short sales. In a short sale, a Portfolio sells a security it does not own anticipating that the price will decline. To complete a short sale, the Portfolio must borrow the security to make delivery and must then replace the security borrowed by buying it at the prevailing market price, which may be higher or lower than the price at which the Portfolio sold the security short. Short sales involve leverage, which may exaggerate a gain or loss.

        . Short sales against the box. A Portfolio may sell a security short that it already owns. Although the Portfolio will avoid the transaction costs of a market purchase to replace the borrowed stock, it incurs borrowing costs and loses an opportunity to realize a higher price if the security's price at the time of replacement is higher than the price at which the Portfolio sold the security short.

        . When-issued securities and forward commitments. When-issued transactions arise when securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield. In a forward commitment transaction, a buyer agrees to purchase securities for a fixed price at a future date beyond customary settlement time. A purchaser may enter into offsetting contracts for the forward sale of other securities that it owns.

Other Investment Strategies

[***Each Portfolio may invest defensively or hedge investments to protect against a downturn.***]

        . Temporary Defensive Measures. From time to time, during unfavorable market conditions, the Adviser may invest "defensively." This means a Portfolio may make temporary investments that are not consistent with its investment objective and principal strategies. Engaging in temporary defensive measures may reduce the benefit from any upswing in the market and may cause a Portfolio to fail to meet its investment objective.

             For temporary defensive purposes, each Portfolio may hold cash (U.S. dollars) and may invest all of its assets in high-quality fixed-income securities or U.S. or foreign money market instruments.

             For cash management, each Portfolio temporarily may hold cash (U.S. dollars) and may invest all of its assets in high-quality U.S. or foreign money market instruments.

             For temporary defensive purposes or cash management, the International Portfolio may hold foreign currencies or multinational currency units.

        . Portfolio Turnover. The Adviser may trade actively to achieve a Portfolio's goals. Emerging country markets are especially volatile and may result in more frequent trading. This may result in higher capital gains distributions, which would increase your tax liability. Frequent trading may also increase the Portfolio's costs, lessening its performance over time.

        . Securities Lending. Each Portfolio may lend a portion of its securities to financial institutions, which will generates income for the Portfolio. The Portfolios have appointed Custodial Trust Company ("CTC"), an affiliate of the Adviser, as securities lending agent, for which CTC receives a transaction fee.

The SAI describes each Portfolio's investment strategies in more detail.

RISK FACTORS

As with all mutual funds, investing in the Portfolios involves certain risks. There is no guarantee that a Portfolio will meet its investment objective. You can lose money by investing in a Portfolio if you sell your shares after it declines in value below your original cost. There is never any assurance that a Portfolio will perform as it has in the past.

The Portfolios may use various investment techniques, some of which involve greater amounts of risk than others. You will find a detailed discussion of these investment techniques in the SAI. To reduce risk, the Portfolios are subject to certain limitations and restrictions on their investments, which are also described in the SAI.

Each Portfolio is subject to the following principal risks, except as noted.

General risks

        . Market risk is the risk that the market value of a security may go up or down, sometimes rapidly. These fluctuations may cause the security to be worth less than it was at the time it was acquired. Market risk may involve a single security, a particular sector, or the entire economy.

        . Manager risk is the risk that the portfolio managers' investment strategy may not produce the intended results. Manager risk also involves the possibility that the portfolio managers fail to execute an investment strategy effectively.

        . Year 2000 risk. Like allother mutual funds, a Portfolio could be adversely affected if the computer systems used by itstheir service providers, including shareholder servicing agents, are unable to recognize dates after 1999.do not properly process and calculate date-related information. This risk may become greater as it relates to investments in foreign countries. Each Portfolio's service providers have been actively updating their systems to be able to process yYear 2000 data. However, There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Portfolios. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to a Portfolio. The risk of computer failure may be greater with respect to investments in foreign countries, which may lack the expertise or resources to adequately address the issue.

Risks of equity securities

        . Equity risk is the risk that a security's value will fluctuate in response to events affecting an issuer's profitability or viability. Unlike debt securities, which have preference to a company's earnings and cash flow in case of liquidation, equity securities benefit from a company's earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders, and bondholders have preference to the company's assets in the event of bankruptcy.

Risks of hedging or leverage transactions

        . Correlation risk. Futures and options contracts can be used in an effort to hedge against risk. Generally, an effective hedge generates an offset to gains or losses of other investments made by a Portfolio. Correlation risk is the risk that a hedge created using futures or options contracts (or any derivative, for that matter) does not, in fact, respond to economic or market conditions in the manner the portfolio manager expected. In such a case, the futures or options contract hedge may not generate gains sufficient to offset losses and may actually generate losses.

        . Leverage risk is the risk associated with those techniques in which a relatively small amount of money invested - through borrowing or futures trading, for example - puts a much larger amount of money at risk. Selling short securities or using derivatives for hedging may involve leverage. If a portfolio manager does not execute the strategy properly, or the market does not move as anticipated, losses may substantially exceed the amount of the original investment. A Portfolio's use of derivatives for asset substitution may also involve leverage.

        . Derivatives risk is the risk that the derivatives that a Portfolio invests in do not achieve the intended result. If a hedge works properly, the gains produced will offset losses on the securities hedged. Hedging also may reduce gains because a Portfolio may forgo "upside" potential.

Risks of foreign securities

        . Foreign issuer risk. Compared to U.S. and Canadian companies, less information is generally available to the public about foreign companies. Foreign stock exchanges, brokers, and listed companies may be subject to less regulation and supervision by foreign governments or other agencies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by U.S. issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments, especially those in emerging countries, more volatile than U.S. investments.

        . Currency risk (International Portfolio only). Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. On January 1, 1999 participating nations in the European Economic and Monetary Union introduced a single currency, the euro. This action may present unique uncertainties for securities denominated in currencies that will become components of the euro. Political and economic risks, along with other factors, such as the introduction of the euro, could adversely affect the value of athe International Portfolio's securities.

        . Emerging markets risk (International Portfolio only). Emerging country economies often compare unfavorably with the United States economy in growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain emerging countries have experienced and continue to experience high rates of inflation, sharply eroding the value of their financial assets. An emergency may arise where trading of emerging country securities may cease or may be severely limited or where an emerging country governmental or corporate issuer defaults on its obligations.

             The governments of certain emerging countries impose restrictions or controls that may limit or preclude the International Portfolio's investment in certain securities. The International Portfolio may need governmental approval for the repatriation of investment income, capital or sales proceeds. An emerging country government may impose temporary restrictions on capital flows.

Risks of debt securities

        . Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity of a security, the more sensitive it is to changes in interest rates.

        . Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

        . Reinvestment risk is the risk that when interest rates are declining, a Portfolio will have to reinvest interest income or prepayments on a security interest rates at lower interest rates. declined so that the Fund must reinvest the income at a lower interest rate. In a declining interest rate environment, lower reinvestment rates and price gains resulting from lower interest rates will offset each other to some extent.

        . Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by NRSROs* such as S&P, Fitch, or Moody's.

        . Below-investment-grade securities ("junk bonds") may be more susceptible to real or perceived adverse economic conditions, less liquid, and more difficult to evaluate than higher-rated securities. The market for these securities has relatively few participants, mostly institutional investors, and low trading volume. A Portfolio may have difficulty selling particular high yield securities at a fair price and obtaining accurate valuations in order to calculate its net asset value.

Risks of mortgage-related securities (Balanced Portfolio only)

        . Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by t The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Portfolio may have to reinvest the proceeds from prepayments at lower interest rates.

Risks of real estate securities (Balanced Portfolio only)

        . Real estate risk is the risk that the value of a security will fluctuate because of changes in, among other things, property values, rental property vacancies, overbuilding, changes in local laws, increased property taxes and operating expenses

        . Regulatory risk. Certain REITs may fail to qualify for pass-through of income under federal tax law, or to maintain their exemption from federal securities laws registration requirements.

MANAGEMENT OF THE PORTFOLIOS

Investment Adviser

BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., is the investment adviser of the Portfolios. The Adviser is located at 575 Lexington Avenue, New York, New York 10022. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear, Stearns & Co. Inc., is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. The Adviser is a registered investment adviser and offers, either directly or through affiliates, investment advisory and administrative services to open-end and closed-end investment funds and other managed pooled investment vehicles with net assets at ________ __, 1999 of over $X.X billion. The Adviser is also a registered broker-dealer.

The Adviser supervises and assists in the overall management of the affairs of the Trust, subject to oversight by the Trust's Board of Trustees.

For the fiscal year ended March 31, 1999, the Adviser received management fees based on a percentage of the average daily net assets of each Portfolio, after waivers, as shown in the following table.

          STARS Portfolio                  e  ____%
          Insiders Select Fund             e  ____%
          Large Cap Portfolio              e  ____%
          Small Cap Portfolio              e  ____%
          Focus List Portfolio             e  ____%
          Balanced Portfolio               e  ____%
          International Portfolio          e  ____%


Portfolio Management Team

The Adviser uses a team approach to manage each Portfolio. The members of each team together are primarily responsible for the day-to-day management of each Portfolio's investments. No single individual is responsible for managing a Portfolio. Each team consists of portfolio managers, assistant portfolio managers and analysts performing as a dynamic unit to manage the assets of each Portfolio.

Investment Sub-Adviser -- International Portfolio

Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as the sub-investment-adviser to the International Portfolio, pursuant to an agreement with the Adviser and subject to the overall supervision of the Adviser. The Sub-Adviser, a registered investment adviser, was founded in 1986 and specializes in global, non-United States and emerging market equity portfolio management for institutional accounts. As of March 31, 1999, the Sub-Adviser managed over $_____ billion in assets. The Sub-Adviser is located at 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801.

HOW THE PORTFOLIOS VALUE THEIR SHARES

[The net asset value (NAV), multiplied by the number of Portfolio shares you own, gives you the value of your investment.]

Each Portfolio calculates its share price, called its net asset value ("NAV"), each business day as of the close of the New York Stock Exchange, Inc. (the "NYSE"), which is normally at 4:00 p.m. Eastern Time. You may buy, sell or exchange shares on any business day at the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open for trading or any day in which enough trading has occurred in the securities held by a Portfolio to affect the NAV materially.

Portfolio securities that are listed primarily on foreign exchanges may trade on weekends or on other days on which the Portfolios do not price their shares. In this case, the NAV of a Portfolio's shares may change on days when you are not able to buy or sell shares.

The Portfolios value their investments based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board of Trustees. The NAV for each Class is calculated by adding up the total value of the relevant Portfolio's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.

NAV =  Total Assets Less Liabilities
       -----------------------------
       Number of Shares Outstanding

You can request each Portfolio's current NAV by calling 1-800-447-1139.

INVESTING IN THE PORTFOLIOS

This section provides information to assist you in purchasing shares of the Portfolios. It describes the minimum investment requirements for the Portfolios, the expenses and sales charges applicable to each Class of shares and the procedures to follow if you decide to buy shares. Please read the entire Prospectus carefully before buying shares of a Portfolio.

Investment Requirements

Minimum Initial Investment:

        .    Non-Retirement Account:  $1,000
        .    Retirement Account:      $  500

Minimum Subsequent Investment:

        .    Non-Retirement Account:  $   50
        .    Retirement Account:      $   25

Choosing a Class of Shares

Once you decide to buy shares of a Portfolio, you must determine which Class of shares to buy. Each Portfolio offers Class A, B and C shares. Each Class has its own cost structure and features that will affect the results of your investment over time in different ways. Your financial adviser or account representative can help you choose the Class of shares that best suits your investment needs.

        . Class A shares have a front-end sales charge, which is added to the Class A NAV to determine the offering price per share.

        . Class B and C shares do not have a front-end sales charge, which means that your entire investment is available to work for you right away. However, Class B and C shares have a contingent deferred sales charge ("CDSC") that you must pay if you sell your shares within a specified period of time. In addition, the annual expenses of Class B and C shares are higher than the annual expenses of Class A shares.

In deciding which Class is best, you may consider:

        .    how much you intend to invest

        .    the length of time you expect to hold your investment

Relative Advantages of Each Share Class

                Investor Characteristics             Advantages

Class A    .  Long-term investment              .  Lower expense structure
              horizon and/or plans to              and the amount of the initial
              invest at least $250,000             sales charge decreases as
                                                   you invest more money

Class B    .  Long-term investment              .  No front-end sales charge
              horizon and/or plans to              and the full amount of your
              invest less than $250,000            investment is put to work
              or buy shares at regular             right away, and converts to
              intervals                            Class A shares after eight
                                                   years

Class C    .  Short-term investment             .  No front-end sales charge
              horizon                              and the full amount of your
                                                   investment is put to work
                                                   right away, and the CDSC is
                                                   lower than that of Class B
                                                   shares and declines to zero
                                                   after one year

You should consult your financial adviser or account representative before investing in a Portfolio.

You may be eligible to use the Right of Accumulation or Letter of Intent privileges to reduce your Class A sales charges. See "Reduction of Class A Sales Charges" below.

The following table summarizes the differences in the expense structures of the three Classes of shares:


                        Class A             Class B             Class C
------------------------------------------------------------------------------
Front-End               5.50%             None                None
Sales Charge*
------------------------------------------------------------------------------
CDSC                    None **           5% to 0%,           1%, if you
                                          declining the       sell shares
                                          longer you hold     within one year
                                          your shares         of purchase
------------------------------------------------------------------------------
Annual                 Lower than         Higher than         Higher than
Expenses               Class B and C      Class A shares      Class A shares;
                       shares             (Note:  Class B     same as Class B
                                          shares convert      shares
                                          to Class A
                                          shares 8 years
                                          after purchase)***
------------------------------------------------------------------------------

  * There are several ways that you can reduce these charges, as described under "Sales Charge Reductions and Waivers."

  ** Although there is no initial sales charge for purchases of $1 million or more of Class A shares, the Trust charges you a CDSC of 1% if you sell your shares within one year of purchase.

  *** Class B shares will not convert to Class A shares if the Adviser believes that the Internal Revenue Service will consider the conversion to be a taxable event. If Class B shares do not convert to Class A shares, they will continue to be subject to higher expenses than Class A shares indefinitely.

[***In general, Class A shares are the most beneficial for the investor who qualifies for a waiver or reductions of the front-end sales charges.***]

[***Class B and C shareholders pay no front-end sales charge. You invest your entire purchase price immediately in shares of a Portfolio. Over time, however, the expenses of Class B and C shares may exceed the cumulative expenses of Class A shares due to their higher annual expenses.***]

How the Trust Calculates Sales Charges

Class A Shares

The public offering price for Class A shares is the NAV that the Trust calculates after you place your order plus the applicable sales load, as determined in the following table.


---------------------------------------------------------------------------------------
                                                             TOTAL SALES LOAD
                                                ---------------------------------------
        Amount of Investment                      As a % of offering
                                                   price per share      As a % of NAV
---------------------------------------------------------------------------------------

Less than $50,000                                        5.50                 5.82
$50,000 or more but less than $100,000                   4.75                 4.99
$100,000 or more but less than $250,000                  3.75                 3.90
$250,000 or more but less than $500,000                  2.75                 2.83
$500,000 or more but less than $1,000,000                2.00                 2.04
$1,000,000 and above                                     0.00*                0.00



* For purchases of $1,000,000 or more, you will pay a CDSC of 1% if you sell your shares within one year.

Class B Shares

The public offering price for Class B shares is the NAV that the Trust calculates after you place your order. You pay no initial sales charge on Class B shares, but you will pay a CDSC if you sell your shares within six years of purchase. The amount of the CDSC, if any, will vary depending on the number of years from the time you buy until the time you sell your Class B shares. Class B shares have higher annual expenses than Class A shares.

For the purpose of determining the number of years from the time of any purchase, the Trust will aggregate all payments during a month and consider them made on the first day of that month.

     Year Since Purchase        CDSC as a % of Dollar Amount Subject to CDSC

     First                                         5%
     -----------------------------------------------------------------------
     Second                                        4%
     -----------------------------------------------------------------------
     Third                                         3%
     -----------------------------------------------------------------------
     Fourth                                        3%
     -----------------------------------------------------------------------
     Fifth                                         2%
     -----------------------------------------------------------------------
     Sixth                                         1%
     -----------------------------------------------------------------------
     Seventh                                       0%
     -----------------------------------------------------------------------
     Eighth*                                       0%



_________________

* Class B shares of a Portfolio will automatically convert into Class A shares of the same Portfolio at the end of the calendar quarter that is eight years after the initial purchase of the Class B shares. Class B shares acquired by exchange will convert into Class A shares of the new Portfolio based on the date of the initial purchase of the exchanged Portfolio. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The Trust does not consider conversion to Class A shares to be a purchase or sale for federal income tax purposes. You should consult with your own tax adviser.

Class C Shares

The public offering price for Class C shares is the NAV that the Trust calculates after you place your order. You pay no initial sales charge at the time of purchase. You will pay a CDSC of 1%, however, if you sell Class C shares within the first year of purchase.

The Trust will calculate the CDSC on Class B and C shares in a manner that results in the lowest possible charge. The Portfolios will apply the CDSC to the lower of (1) the purchase price of the shares, or (2) the current market value of the shares being sold. You will pay no CDSC when you sell shares you have acquired through reinvestment of dividends or capital gain distributions.

Sales Charge Reductions and Waivers

Waiver of Class A Sales Charges

The following categories of investors may buy Class A shares without a front-end sales charge:

        . Bear Stearns, its affiliates and their officers, directors or employees (including retired employees); any partnership of which Bear Stearns is a general partner, any Trustee or officer of the Trust and certain family members of any of the these individuals

        . Employees or registered representatives of any broker-dealers with whom the Distributor has entered into sales agreements ("Authorized Dealers") and their spouses and minor children

        . Trustees or directors of investment companies for which BSAM or an affiliate acts as sponsor

        . Any state, county or city, or any instrumentality, department, authority or agency that is prohibited by law from paying a sales load or commission in connection with the purchase of shares of a Portfolio

        . Institutional investment clients, including corporate-sponsored pension and profit-sharing plans, other benefit plans and insurance companies

        . Pension funds, state and municipal governments or funds, Taft-Hartley plans and qualified non-profit organizations, foundations and endowments

        . Trust institutions (including bank trust departments) investing on their own behalf or on behalf of their clients

        .    Service providers to the Portfolios

        . Accounts for which an Authorized Dealer or investment adviser charges an asset management fee (including "wrap" fees)

        . Current shareholders of other mutual funds not distributed by Bear, Stearns & Co. Inc., the Portfolios' Distributor, that have paid a sales charge, and that buy shares of a Portfolio within 60 days of selling shares of the other mutual fund

        To take advantage of the sales charge waiver, you must indicate your eligibility on your Account Information Form. If you think you may be eligible for a sales charge waiver, please contact your account representative or call PFPC Inc., the Portfolios' Transfer Agent, at 1-800-447-1139.

Reduction of Class A Sales Charges

You may reduce your Class A sales charge by taking advantage of the following privileges:

        . Right of Accumulation: Lets you add the value of all Class A shares of the Portfolios that you currently own for purposes of calculating the sales charge on future purchases of Class A shares. You may count share purchases made by the following investors to calculate the reduced sales charge: you, your spouse and your children under the age of 21 (including shares in certain retirement accounts), and a company that you, your spouse or your children control; a trustee or other fiduciary account (including an employee benefit plan); a trustee or other fiduciary that buys shares concurrently for two or more employee benefit plans of a single employer or of affiliated employers.

        . Letter of Intent: Lets you buy Class A shares of any Portfolio over a 13-month period at the same sales charge as if all shares had been bought at once. You are not obligated to buy the full amount of the shares. However, you must complete the intended purchase to obtain the reduced sales load. To qualify for this plan, check the "Letter of Intent" box on the Account Information Form at the time you buy shares of any Portfolio.

Waiver of CDSC

The Trust will waive the CDSC of Class A, B and C shares under the following circumstances:

        . redemptions made within one year after the death or disability of a shareholder

        .    redemptions by employees participating in eligible benefit plans

        . redemptions as a result of a combination of any investment company with a Portfolio by merger, acquisition of assets or otherwise

        .    a mandatory distribution under a tax-deferred retirement plan

        . redemptions made through the Automatic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account, at the time you establish the automatic withdrawal feature

If you believe you may qualify for a waiver of the CDSC, please contact your account representative or the Transfer Agent.

[***When you buy shares, you must specify the class of shares. Otherwise, the Trust will assume that you wish to buy Class A shares.***]

How to Buy Shares

You may buy shares of the Portfolios through your account representative by check or by wire or through the Transfer Agent. If you place your order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time), you will receive the NAV that the Trust calculates that day. Orders placed after the close of trading on the NYSE will be priced at the next business day's NAV.

Purchase Procedures

Purchase Through the Distributor or Authorized Dealers

Method of Purchase                         Instructions

 .In person              .  Visit your account representative.

                        . Specify the name of the Portfolio, Class of shares and the number or dollar amount of shares that you wish to buy.

 .By telephone           .  Call your account representative.

                        . Specify the name of the Portfolio, Class of shares and the number or dollar amount of shares that you wish to buy.

 .By mail                .  Mail your purchase request to your account
                           representative.

                        . Specify the name of the Portfolio, Class of shares and the number or dollar amount of shares that you wish to buy.

 .By wire                .  Submit wiring instructions to your account
                           representative.

                        . Specify the name of the Portfolio, Class of shares and number or dollar amount of shares that you wish to buy.

Purchase Through the Transfer Agent


 .By mail                .  Mail your purchase request to:

                                PFPC Inc.
                                Attention:  The Bear Stearns Funds
                                [name of Portfolio]
                                P.O. Box 8960
                                Wilmington, Delaware  19899-8960

 .By telephone           .  Call the Transfer Agent at 1-800-447-1139.

                        . Specify the name of the Portfolio, class of shares and number or dollar amount of shares that you wish to buy.

How To Sell Shares

        . You may sell shares on any business day through the Distributor, Authorized Dealers or the Transfer Agent. Please refer to the instructions under "How to Buy Shares" for information on selling your shares in person, by telephone, by mail or by wire.

        . When the Trust receives your redemption requests in proper form, it will sell your shares at the next determined net asset value.

        . The Trust will send you payment proceeds generally within seven days after it receives your redemption request.

Additional Information About Redemptions

        . Waiting period. If you buy shares by check, the Trust will wait for your check to clear (up to 15 days) before it accepts your request to sell those shares.

        . Wiring redemption proceeds. Upon request, the Trust will wire your proceeds ($500 minimum) to your brokerage account or a designated commercial bank account. There is a transaction fee of $7.50 for this service. Please call your account representative for information on how to wire funds to your brokerage account. If you do not have a brokerage account, call the Transfer Agent to wire funds to your bank account.

        . Signature guarantees. If your redemption proceeds exceed $50,000, or if you instruct the Trust to send the proceeds to someone other than the record owner at the record address, or if you are a corporation, partnership, trust or fiduciary, your signature must be guaranteed by any eligible guarantor institution. Call the Transfer Agent at 1-800-447-1139 for information about obtaining a signature guarantee.

        . Telephone policies. You may authorize the Transfer Agent to accept telephone instructions. If you do, the Transfer Agent will accept instructions from people who it believes are authorized to act on your behalf. The Transfer Agent will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. Neither the Portfolio nor the Transfer Agent will be liable for losses for following instructions reasonably believed to be genuine.

        . Redemption by mail may cause a delay. During times of extreme economic or market conditions, you may experience difficulty in contacting your account representative by telephone to request a redemption of shares. If this occurs, please consider using the other redemption procedures described in this Prospectus. Alternative procedures may take longer to sell your shares.

        . Automatic redemption; redemption in kind. If the value of your account falls below $750 (for reasons other than changes in market conditions), the Trust may automatically liquidate your account and send you the proceeds. The Trust will send you a notice at least 60 days before doing this. The Trust also reserves the right to redeem your shares "in kind." For example, if you sell a large number of shares and the Portfolio is unable to sell securities to raise cash, the Trust may send you a combination of cash and a share of actual portfolio securities. Call the Transfer Agent for details.

        . Suspension of the Right of Redemption. A Portfolio may suspend your right to redeem your shares under any of the following circumstances:

        .    during non-routine closings of the NYSE

        .    when the Securities and Exchange Commission ("SEC") determines that
             (a) trading on the NYSE is restricted or (b) an emergency prevents the sale or valuation of the Portfolio's securities

        . when the SEC orders a suspension to protect the Portfolio's shareholders

Exchanges

You may exchange shares of one Portfolio for shares of the same class of another Portfolio described in this Prospectus or the same class of another Portfolio of the Trust, usually without paying any additional sales charges. (You may obtain more information about other Portfolios of the Trust by calling the Transfer Agent at 1-800-447-1139.) You may pay a sales charge if the Portfolio you are exchanging did not impose an initial sales charge. You will not have to pay an additional sales charge if the Portfolio you are exchanging was acquired in any of the following ways:

        .    by a previous exchange from shares bought with a sales charge

        . through reinvestment of dividends in distribution paid with respect to either of the above categories

The Trust does not currently charge a fee for exchanges, although it may change this policy in the future.

Exchange procedures. To exchange your shares, you must give exchange instructions to your account representative or the Transfer Agent in writing or by telephone.

Exchange policies.  When exchanging your shares, please keep in mind:

        . An exchange of shares may create tax liability for you. You may have a gain or loss on the transaction, since the shares you are exchanging will be treated like a sale.

        . When the market is very active, telephone exchanges may be difficult to complete. You may have to submit exchange requests to your account representative or the Transfer Agent in writing, which will cause a delay.

        . The shares you exchange must have a value of at least $250 (except in the case of certain retirement plans). If you are establishing a new account, you must exchange the minimum dollar amount needed to open that account.

        . Before you exchange your shares, you must review a copy of the current prospectus of the Portfolio that you would like to buy.

        . You may qualify for a reduced sales charge. See the SAI for details, or call your account representative.

        . The Trust may reject your exchange request. The Trust may modify or terminate the exchange option at any time, upon 60 days' notice.

SHAREHOLDER SERVICES

The Trust offers several additional shareholder services. If you would like to take advantage of any of these services, please call your account representative or the Transfer Agent at 1-800-447-1139 to obtain the appropriate forms. These services may be changed or terminated at any time with 60 days' notice.

        . Automatic investment plan. You may buy shares of a Portfolio at regular intervals by direct transfer of funds from your bank. You may invest a set amount ($250 for the initial purchase; minimum subsequent investments of $50/$25 for retirement accounts) monthly, bi-monthly, quarterly or annually and you can terminate the program at any time.

        . Directed distribution option. You may automatically reinvest your dividends and capital gain distributions in the same class of shares of another Portfolio or the Money Market Portfolio of The RBB Fund, Inc. You may buy Class A shares without a sales charge at the current NAV. However, if you buy Class B or Class C shares, they may be subject to a CDSC when you sell them. You may not use this service to establish a new account.

        . Systematic withdrawal plan. You may withdraw a set amount ($25 minimum) monthly, bi-monthly, quarterly or annually, as long as you must have an account balance of at least $5,000. You or the Transfer Agent may terminate the arrangement at any time. If you plan to buy new shares when you participate in a systematic plan, you may have to pay an additional sales charge.

        . Reinstatement privilege. If you sell your Class A shares, you may repurchase them (or Class A shares of any other Portfolio) within 60 days without paying an additional sales charge.

DIVIDENDS, DISTRIBUTIONS AND TAXES

[***If you buy shares of a Portfolio shortly before it declares a dividend or a distribution, a portion of your investment in the Portfolio may be returned to you in the form of a taxable distribution.***]

Distributions

The Portfolios pass along your share of their investment earnings in the form of dividends. Dividend distributions are the net dividends or interest earned on investments after expenses. As with any investment, you should consider the tax consequences of an investment in a Portfolio.

Ordinarily, each Portfolio declares and pays dividends from its net investment income annually. The Portfolios will distribute short-term capital gains, as necessary, and normally will pay any long-term capital gains once a year.

You can receive dividends or distributions in one of the following ways:

        . Reinvestment. You can automatically reinvest your dividends and distributions in additional shares of your Portfolio. If you do not indicate another choice on your Account Application, you will receive your distributions this way.

        . Cash. The Trust will send you a check no later than seven days after the payable date.

        . Partial reinvestment. The Trust will automatically reinvest your dividends in additional shares of your Portfolio and pay your capital gain distributions to you in cash. Or, the Trust will automatically reinvest your capital gain distributions and send you your dividends in cash.

        . Directed dividends. You can automatically reinvest your dividends and distributions in the same class of shares of another Portfolio. See the description of this option in the "Shareholder Services" section above.

        . Direct deposit. In most cases, you can automatically transfer dividends and distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer the funds within seven days of the payment date. To receive dividends and distributions this way, the name on your bank account must be the same as the registration on your Portfolio account.

You may choose your distribution method on your original Account Application. If you would like to change the option you selected, please call your account executive or the Transfer Agent at 1-800-447-1139.

Taxes

Each Portfolio intends to continue to qualify as a regulated investment company, which means that it pays no federal income tax on the earnings or capital gains it distributes to its shareholders. It is important for you to be aware of the following information about the tax treatment of your investment.

        . Ordinary dividends from a Portfolio are taxable as ordinary income; dividends from a Portfolio's long-term capital gains are taxable as capital gain.

        . Dividends are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares. They may also be subject to state and local taxes.

        . Dividends from the Portfolios that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. Government obligations will be provided on the tax statements you receive from a Portfolio.

        . Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

        . The Trust will mail you tax statements every January showing the amounts and tax status of distributions you received.

        . When you sell (redeem) or exchange shares of a Portfolio, you must recognize any gain or loss.

        . Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

        . You should review the more detailed discussion of federal income tax considerations in the SAI.

The Trust provides this tax information for your general information. You should consult your own tax adviser about the tax consequences of investing in a Portfolio.

DISTRIBUTION FEES AND SHAREHOLDER SERVICING FEES

Distribution Fees

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 for each Class of shares. Under the distribution plan, each Portfolio pays the Distributor a fee for the sale and distribution of its shares. The plan provides that each Portfolio's Class A shares pays 0.25% of its average daily net assets and each Portfolio's Class B and C shares each pays 0.75% of its average daily net assets.

Keep in mind that:

        . Each Portfolio pays distribution fees on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying a higher front-end or back-end sales charges.

        . The Distributor will waive its distribution fees to the extent that a Portfolio would exceed the limitations imposed by the National Association of Securities Dealers on asset-based sales charges.

Shareholder Servicing Fees

The Trust has adopted a shareholder servicing plan for the Class A, B and C shares of each Portfolio. The shareholder servicing plan allows the Portfolios or the Distributor to pay shareholder servicing agents up to 0.25% of the average annual daily net assets of the Class of shares for personal shareholder services and for maintaining shareholder accounts. Shareholder servicing agents are financial institutions that may include Authorized Dealers, fiduciaries, and financial institutions that sponsor "mutual fund supermarkets," "no-transaction fee" programs or similar programs.

ADDITIONAL INFORMATION

Performance

Financial publications, such as Business Week, Forbes, Money or SmartMoney, may compare a Portfolio's performance to the performance of various indexes and investments for which reliable performance data is available. These publications may also compare a Portfolio's performance to averages, performance rankings, or other information prepared by recognized mutual fund statistical services, such as Lipper Inc.

Shareholder Communications

The Trust may eliminate duplicate mailings of Portfolio materials to shareholders who reside at the same address.

Financial Highlights - STARS Portfolio

The financial highlights table is intended to help you understand the financial performance of the STARS Portfolio since its inception. This information reflects financial results for a single share of the STARS Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the STARS Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _____________, whose report, along with the STARS Portfolio's financial statements, are included in the STARS Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
S&P STARS Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. $16.13        $(0.13) $6.69               $   -    $(2.72) $19.97
For the fiscal year ended March 31, 1997..  14.92         (0.09)  2.63                   -     (1.33)  16.13
For the period April 3, 1995* through
March 31, 1996............................  12.00            -    3.31                   -     (0.39)  14.92
Class B
For the fiscal year ended March 31, 1999..
For the period January 5, 1998* through
March 31, 1998............................  17.37         (0.04)  2.53                   -        -    19.86
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  16.06         (0.22)  6.65                   -     (2.64)  19.85
For the fiscal year ended March 31, 1997..  14.86         (0.17)  2.62                   -     (1.25)  16.06
For the period April 3, 1995* through
March 31, 1996............................  12.00         (0.06)  3.28                   -     (0.36)  14.86
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     INCREASE/(DECREASE)
                                                      NET             RATIO OF         RATIO OF NET  REFLECTED IN
                                                      ASSETS,         EXPENSES TO      INVESTMENT    EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE          INCOME/(LOSS) INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET              TO AVERAGE    DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)        NET ASSETS(1) REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
S&P STARS Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 43.53%        $109,591       1.50%(6)         (0.83)%(6)          0.38%
For the fiscal year ended March 31, 1997.. 16.87           67,491       1.50(6)          (0.59)(6)           0.70
For the period April 3, 1995* through
March 31, 1996............................ 27.68           45,049       1.50(4)(6)       (0.01)(4)(6)        0.89(4)
Class B
For the fiscal year ended March 31, 1999..
For the period January 5, 1998* through
March 31, 1998............................ 14.34            5,800       2.00(4)          (1.47)(4)           0.53(4)
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 42.80           63,330       2.00(6)          (1.32)(7)           0.38
For the fiscal year ended March 31, 1997.. 16.33           37,622       2.00(6)          (1.09)(7)           0.70
For the period April 3, 1995* through
March 31, 1996............................ 26.91           28,081       2.00(4)(7)       (0.45)(4)(6)        0.92(4)
-------------------------------------------------------------------

                                                         AVERAGE
                                                         COMMISSION
                                           PORTFOLIO     RATE
                                           TURNOVER      PER
                                           RATE          SHARE(5)
-------------------------------------------------------------------
S&P STARS Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 172.78%(7)     $0.0541(7)
For the fiscal year ended March 31, 1997.. 220.00(7)       0.0595(7)
For the period April 3, 1995* through
March 31, 1996............................ 295.97(7)       0.0603(7)
Class B
For the fiscal year ended March 31, 1999..
For the period January 5, 1998* through
March 31, 1998............................ 172.78(7)       0.0541(7)
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 172.78(7)       0.0541(7)
For the fiscal year ended March 31, 1997.. 220.00(7)       0.0595(7)
For the period April 3, 1995* through
March 31, 1996............................ 295.97(7)       0.0603(7)

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Financial Highlights - Insiders Select Fund

The financial highlights table is intended to help you understand the financial performance of The Insiders Select Fund since its inception. This information reflects financial results for a single share of The Insiders Select Fund. The total returns in the table represent the rate at which an investor would have gained on an investment in The Insiders Select Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _____________________, whose report, along with The Insiders Select Fund 's financial statements, are included in The Insiders Select Fund's annual report, which is available by calling the Trust at 1-800-____-_____.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
The Insiders Select Fund
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  14.58            -    6.30                   -     (3.00)  17.88
For the fiscal year ended March 31, 1997..  14.00         0.02    2.48                (0.01)   (1.91)  14.58
For the period June 16, 1995* through
March 31, 1996............................  12.00         0.03    1.98                (0.01)      -    14.00
Class B
For the fiscal year ended March 31, 1999..
For the period January 6, 1998* through
March 31, 1998............................  15.72         0.01    1.96                   -        -    17.69
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  14.48         (0.07)  6.21                   -     (2.94)  17.68
For the fiscal year ended March 31, 1997..  13.96         (0.06)  2.47                   -     (1.89)  14.48
For the period June 16, 1995* through
March 31, 1996............................  12.00         (0.01)  1.97                   -        -    13.96
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     INCREASE/(DECREASE)
                                                      NET             RATIO OF         RATIO OF NET  REFLECTED IN
                                                      ASSETS,         EXPENSES TO      INVESTMENT    EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE          INCOME/(LOSS) INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET              TO AVERAGE    DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)        NET ASSETS(1) REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
The Insiders Select Fund
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 46.02           21,912       1.65              0.03               1.09
For the fiscal year ended March 31, 1997.. 18.31           13,860       1.65              0.11               1.82
For the period June 16, 1995* through
March 31, 1996............................ 16.75           12,132       1.65(4)           0.38(4)            1.87(4)
Class B
For the fiscal year ended March 31, 1999..
For the period January 6, 1998* through
March 31, 1998............................ 12.53            2,253       2.15(4)          (0.95)(4)           1.82(4)
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 45.17           12,297       2.15             (0.46)              1.10
For the fiscal year ended March 31, 1997.. 17.69            9,519       2.15             (0.38)              1.81
For the period June 16, 1995* through
March 31, 1996............................ 16.33            9,928       2.15(4)          (0.12)(4)           1.92(4)
-------------------------------------------------------------------

                                                         AVERAGE
                                                         COMMISSION
                                           PORTFOLIO     RATE
                                           TURNOVER      PER
                                           RATE          SHARE(5)
-------------------------------------------------------------------
The Insiders Select Fund
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 115.64          0.0389
For the fiscal year ended March 31, 1997.. 128.42          0.0264
For the period June 16, 1995* through
March 31, 1996............................  93.45          0.0294
Class B
For the fiscal year ended March 31, 1999..
For the period January 6, 1998* through
March 31, 1998............................ 115.64          0.0389
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 115.64          0.0389
For the fiscal year ended March 31, 1997.. 128.42          0.0264
For the period June 16, 1995* through
March 31, 1996............................  93.45          0.0294

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Financial Highlights - Large Cap Portfolio

The financial highlights table is intended to help you understand the financial performance of the Large Cap Portfolio since its inception. This information reflects financial results for a single share of the Large Cap Portfolio. The total returns in the table represent the rate at which an investor would have gained or lost on an investment in the Large Cap Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by ____________________, whose report, along with the Large Cap Portfolio's financial statements, are included in the Large Cap Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  17.17         0.05    7.15                (0.02)   (3.52)  20.83
For the fiscal year ended March 31, 1997..  15.13         0.04    2.28                (0.10)   (0.18)  17.17
For the period April 3, 1995* through
March 31, 1996............................  12.00         0.06    3.10                (0.02)   (0.01)  15.13
Class B
For the fiscal year ended March 31, 1999..
For the period January 28, 1998* through
March 31, 1998............................  18.17         (0.01)  2.50                   -        -    20.66
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  17.11         (0.03)  7.10                   -     (3.52)  20.66
For the fiscal year ended March 31, 1997..  15.08         (0.02)  2.25                (0.02)   (0.18)  17.11
For the period April 3, 1995* through
March 31, 1996............................  12.00         (0.01)  3.10                   -     (0.01)  15.08
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     INCREASE/(DECREASE)
                                                      NET             RATIO OF         RATIO OF NET  REFLECTED IN
                                                      ASSETS,         EXPENSES TO      INVESTMENT    EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE          INCOME/(LOSS) INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET              TO AVERAGE    DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)        NET ASSETS(1) REIMBURSEMENTS
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 44.59            8,358       1.50              0.32               1.73
For the fiscal year ended March 31, 1997.. 15.44            4,987       1.50              0.43               1.58
For the period April 3, 1995* through
March 31, 1996............................ 26.35            3,616       1.50(4)           0.46(4)            4.34(4)
Class B
For the fiscal year ended March 31, 1999..
For the period January 28, 1998* through
March 31, 1998............................ 13.70              446       2.00(4)          (0.73)(4)           1.05(4)
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 43.94            4,987       2.00             (0.19)              1.73
For the fiscal year ended March 31, 1997.. 14.87            2,986       2.00             (0.08)              1.61
For the period April 3, 1995* through
March 31, 1996............................ 25.71            3,520       2.00(4)          (0.06)(4)           4.39(4)
-------------------------------------------------------------------

                                                         AVERAGE
                                                         COMMISSION
                                           PORTFOLIO     RATE
                                           TURNOVER      PER
                                           RATE          SHARE(5)
-------------------------------------------------------------------
Large Cap Value Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  61.75          0.0581
For the fiscal year ended March 31, 1997.. 136.67          0.0593
For the period April 3, 1995* through
March 31, 1996............................  45.28          0.0596
Class B
For the fiscal year ended March 31, 1999..
For the period January 28, 1998* through
March 31, 1998............................  61.75          0.0581
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  61.75          0.0581
For the fiscal year ended March 31, 1997.. 136.67          0.0593
For the period April 3, 1995* through
March 31, 1996............................  45.28          0.0596

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Financial Highlights - Small Cap Portfolio

The financial highlights table is intended to help you understand the financial performance of the Small Cap Portfolio since its inception. This information reflects financial results for a single share of the Small Cap Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the Small Cap Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by ________________, whose report, along with the Small Cap Portfolio's financial statements, are included in the Small Cap Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

                        Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------


                                              NET                       NET                  DISTRIBUTIONS   NET
                                             ASSET       NET       REALIZED AND   DIVIDENDS    FROM NET     ASSET
                                             VALUE,  INVESTMENT     UNREALIZED     FROM NET    REALIZED    VALUE,
                                           BEGINNING   INCOME/        GAIN ON     INVESTMENT    CAPITAL    END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2)   INCOME       GAINS     PERIOD
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..    $17.48     $(0.14)            $8.06       $-         $(1.75) $23.65
For the fiscal year ended March 31, 1997..     15.87      (0.10)             1.95        -          (0.24)  17.48
For the period April 3, 1995* through
March 31, 1996............................     12.00      (0.07)             4.17        -          (0.23)  15.87
Class B
For the fiscal year ended March 31, 1999..
For the period January 21, 1998* through
March 31, 1998............................     19.95         -               3.53        -             -    23.48
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..     17.38      (0.24)             8.00        -          (1.66)  23.48
For the fiscal year ended March 31, 1997..     15.79      (0.18)             1.93        -          (0.16)  17.38
For the period April 3, 1995* through
March 31, 1996............................     12.00      (0.10)             4.11        -          (0.22)  15.79
------------------------------------------------------------------------------------------------------------------
                                                                                               INCREASE/(DECREASE)
                                                                                                 REFLECTED IN
                                                                      RATIO OF    RATIO OF NET  EXPENSE RATIOS AND
                                                        NET ASSETS,   EXPENSES TO INVESTMENT     NET INVESTMENT
                                             TOTAL         END OF      AVERAGE    INCOME/(LOSS) INCOME/(LOSS) DUE
                                           INVESTMENT      PERIOD        NET      TO AVERAGE     TO WAIVERS AND
                                           RETURN(3)  (000's omitted) ASSETS(1)   NET ASSETS(1)  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  46.86%       $25,111        1.50%        (0.71)%          0.76%
For the fiscal year ended March 31, 1997..  11.71         13,143        1.50         (0.81)           1.00
For the period April 3, 1995* through
March 31, 1996............................  34.36          6,474        1.50(4)      (0.66)(4)        2.32(4)
Class B
For the fiscal year ended March 31, 1999..
For the period January 21, 1998* through
March 31, 1998............................  17.69            901        2.00(4)      (1.49)(4)        1.31(4)
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  46.10         18,082        2.00         (1.21)           0.76
For the fiscal year ended March 31, 1997..  11.12         11,071        2.00         (1.31)           0.99
For the period April 3, 1995* through
March 31, 1996............................  33.59          6,753        2.00(4)      (1.09)(4)        2.39(4)
---------------------------------------------------------------



                                                       AVERAGE
                                           PORTFOLIO COMMISSION
                                           TURNOVER   RATE PER
                                             RATE     SHARE(5)
---------------------------------------------------------------
Small Cap Value Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..   90.39%    $0.0557
For the fiscal year ended March 31, 1997..   56.88      0.0550
For the period April 3, 1995* through
March 31, 1996............................   40.79      0.0572
Class B
For the fiscal year ended March 31, 1999..
For the period January 21, 1998* through
March 31, 1998............................   90.39      0.0557
Class C
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..   90.39      0.0557
For the fiscal year ended March 31, 1997..   56.88      0.0550
For the period April 3, 1995* through
March 31, 1996............................   40.79      0.0572

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchases and sales of investments subject to such commissions during each period.

Financial Highlights - Focus List Portfolio

The financial highlights table is intended to help you understand the financial performance of the Focus List Portfolio since its inception. This information reflects financial results for a single share of the Focus List Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the Focus List Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by ____________________, whose report, along with the Focus List Portfolio's financial statements, are included in the Focus List Portfolio's annual report, which is available by calling the Trust at 1-800-
____-_____.

                        Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------


                                              NET                       NET                  DISTRIBUTIONS   NET
                                             ASSET       NET       REALIZED AND   DIVIDENDS    FROM NET     ASSET
                                             VALUE,  INVESTMENT     UNREALIZED     FROM NET    REALIZED    VALUE,
                                           BEGINNING   INCOME/        GAIN ON     INVESTMENT    CAPITAL    END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2)   INCOME       GAINS     PERIOD
-----------------------------------------------------------------------------------------------------------------
Focus List Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00      (0.01)             1.41        -             -    13.40
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00      (0.01)             1.39        -             -    13.38
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00      (0.01)             1.39        -             -    13.38
------------------------------------------------------------------------------------------------------------------
                                                                                               INCREASE/(DECREASE)
                                                                                                 REFLECTED IN
                                                                      RATIO OF    RATIO OF NET  EXPENSE RATIOS AND
                                                        NET ASSETS,   EXPENSES TO INVESTMENT     NET INVESTMENT
                                             TOTAL         END OF      AVERAGE    INCOME/(LOSS) INCOME/(LOSS) DUE
                                           INVESTMENT      PERIOD        NET      TO AVERAGE     TO WAIVERS AND
                                           RETURN(3)  (000's omitted) ASSETS(1)   NET ASSETS(1)  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------
Focus List Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     11.67        3,201       1.40(4)      (0.30)(4)        5.01(4)
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     11.50        2,399       1.90(4)      (0.78)(4)        5.27(4)
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     11.50        1,687       1.90(4)      (0.62)(4)        5.52(4)
---------------------------------------------------------------



                                                       AVERAGE
                                           PORTFOLIO COMMISSION
                                           TURNOVER   RATE PER
                                             RATE     SHARE(5)
---------------------------------------------------------------
Focus List Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................   28.91      0.0600
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................   28.91      0.0600
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................   28.91      0.0600

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchases and sales of investments subject to such commissions during each period.

Financial Highlights - Balanced Portfolio

The financial highlights table is intended to help you understand the financial performance of the Balanced Portfolio since its inception. This information reflects financial results for a single share of the Balanced Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the Balanced Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _____________________, whose report, along with the Balanced Portfolio's financial statements, are included in the Balanced Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

                        Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------


                                              NET                       NET                  DISTRIBUTIONS   NET
                                             ASSET       NET       REALIZED AND   DIVIDENDS    FROM NET     ASSET
                                             VALUE,  INVESTMENT     UNREALIZED     FROM NET    REALIZED    VALUE,
                                           BEGINNING   INCOME/        GAIN ON     INVESTMENT    CAPITAL    END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2)   INCOME       GAINS     PERIOD
-----------------------------------------------------------------------------------------------------------------
Balanced Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00       0.06              0.91     (0.04)           -    12.93
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00       0.05              0.90     (0.03)           -    12.92
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00       0.05              0.90     (0.03)           -    12.92
------------------------------------------------------------------------------------------------------------------
                                                                                               INCREASE/(DECREASE)
                                                                                                 REFLECTED IN
                                                                      RATIO OF    RATIO OF NET  EXPENSE RATIOS AND
                                                        NET ASSETS,   EXPENSES TO INVESTMENT     NET INVESTMENT
                                             TOTAL         END OF      AVERAGE    INCOME/(LOSS) INCOME/(LOSS) DUE
                                           INVESTMENT      PERIOD        NET      TO AVERAGE     TO WAIVERS AND
                                           RETURN(3)  (000's omitted) ASSETS(1)   NET ASSETS(1)  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................      8.04        3,852       1.20(4)       2.47(4)         3.25(4)
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................      7.92        1,044       1.70(4)       1.96(4)         3.30(4)
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................      7.92          858       1.70(4)       1.95(4)         3.33(4)
---------------------------------------------------------------



                                                       AVERAGE
                                           PORTFOLIO COMMISSION
                                           TURNOVER   RATE PER
                                             RATE     SHARE(5)
---------------------------------------------------------------
Balanced Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................   12.72      0.0543
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................   12.72      0.0543
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................   12.72      0.0543

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchases and sales of investments subject to such commissions during each period.

Financial Highlights - International Portfolio

The financial highlights table is intended to help you understand the financial performance of the International Portfolio since its inception. This information reflects financial results for a single share of the International Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the International Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by ____________________, whose report, along with the International Portfolio's financial statements, are included in the International Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

                        Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------


                                              NET                       NET                  DISTRIBUTIONS   NET
                                             ASSET       NET       REALIZED AND   DIVIDENDS    FROM NET     ASSET
                                             VALUE,  INVESTMENT     UNREALIZED     FROM NET    REALIZED    VALUE,
                                           BEGINNING   INCOME/        GAIN ON     INVESTMENT    CAPITAL    END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2)   INCOME       GAINS     PERIOD
-----------------------------------------------------------------------------------------------------------------
International Equity Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00       0.01              1.76        -             -    13.77
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00         -               1.75        -             -    13.75
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     12.00         -               1.75        -             -    13.75
------------------------------------------------------------------------------------------------------------------
                                                                                               INCREASE/(DECREASE)
                                                                                                 REFLECTED IN
                                                                      RATIO OF    RATIO OF NET  EXPENSE RATIOS AND
                                                        NET ASSETS,   EXPENSES TO INVESTMENT     NET INVESTMENT
                                             TOTAL         END OF      AVERAGE    INCOME/(LOSS) INCOME/(LOSS) DUE
                                           INVESTMENT      PERIOD        NET      TO AVERAGE     TO WAIVERS AND
                                           RETURN(3)  (000's omitted) ASSETS(1)   NET ASSETS(1)  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------
International Equity Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     14.75        3,765       1.75(4)       0.53(4)         4.06(4)
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     14.58        2,137       2.25(4)      (0.06)(4)        4.04(4)
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................     14.58        2,173       2.25(4)      (0.06)(4)        4.04(4)
---------------------------------------------------------------



                                                       AVERAGE
                                           PORTFOLIO COMMISSION
                                           TURNOVER   RATE PER
                                             RATE     SHARE(5)
---------------------------------------------------------------
International Equity Portfolio
Class A
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................    3.26      0.0683
Class B
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................    3.26      0.0683
Class C
For the fiscal year ended March 31, 1999..
For the period December 29, 1997*
through March 31, 1998....................    3.26      0.0683

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchases and sales of investments subject to such commissions during each period.

Statement of Additional Information. The Statement of Additional Information ("SAI") provides a more complete discussion of several of the matters contained in this Prospectus and is incorporated by reference, which means that it is legally a part of this Prospectus as if it were included here.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about each Portfolio's investments, including a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

        . To obtain a free copy of the SAI and the current annual or semi-annual reports or to make any other inquiries about a Portfolio, you may call or write:

                        PFPC Inc.
                        Attention:  The Bear Stearns Funds
                        P.O. Box 8960
                        Wilmington, Delaware 19899-8960
                        Telephone:  1-800-447-1139 or 1-800-766-4111

        .    You may obtain copies of the SAI or financial reports
             . for free by calling or writing broker-dealers or other financial intermediaries that sell a Portfolio's shares
             . for a fee by calling or writing the Public Reference Room of the Securities Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009 (1-800-SEC-0330)
             . for free by visiting the SEC's Worldwide Web site at http://www.sec.gov.
                  ------------------

You may also obtain a copy of a Portfolio's prospectus from the Bear Stearns Worldwide Web site at http://www.bearstearns.com.
                      --------------------------

Investment Company Act File No. 811-8798

The                                             S&P STARS Portfolio
Bear Stearns                                    The Insiders Select Fund
Funds                                           Large Cap Value Portfolio
                                                Small Cap Value Portfolio
575 Lexington Avenue                            Focus List Portfolio
New York, NY 10022                              Balanced Portfolio
1-800-766-4111                                  International Equity Portfolio



Distributor
-----------
Bear, Stearns & Co. Inc.
575 Lexington Avenue
New York, NY 10022

Investment Adviser
------------------
Bear Stearns Asset Management Inc.
575 Lexington Avenue
New York, NY 10022

Sub-Investment Adviser (International Portfolio)
------------------------------------------------
Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, DE  19801

Administrator
-------------
Bear Stearns Funds Management Inc.
575 Lexington Avenue
New York, NY 10022

Custodian
---------
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer & Dividend
Disbursement Agent
------------------
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
-------
Kramer Levin Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

Independent Auditors
--------------------
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

                            THE BEAR STEARNS FUNDS

           575 LEXINGTON AVENUE NEW YORK,  NY 10022  1-800 447 1139



                             The Bear Stearns Funds


                                  Equity Funds


                            .  S&P STARS Portfolio

                            .  The Insiders Select Fund

                            .  Large Cap Value Portfolio

                            .  Small Cap Value Portfolio

                            .  Focus List Portfolio

                            .  Balanced Portfolio

                            .  International Equity Portfolio



                                Class Y Shares

                                  PROSPECTUS



                                 _______, 1999



This Prospectus provides important information about each Portfolio that you should know before investing. Please read it carefully and keep it for future reference.



            The Securities and Exchange Commission has not approved
             any Portfolio's shares as an investment or determined
                whether this Prospectus is accurate or complete.
             Anyone who tells you otherwise is committing a crime.

 Each Portfolio described in this Prospectus is a series of The Bear Stearns
   Funds, a registered open-end management investment company (the "Trust").


Table of Contents



RISK/RETURN SUMMARIES

     S&P STARS Portfolio
     The Insiders Select Fund
     Large Cap Value Portfolio
     Small Cap Value Portfolio
     Focus List Portfolio
     Balanced Portfolio

     International Equity Portfolio


INVESTMENTS



RISK FACTORS


MANAGEMENT OF THE PORTFOLIOS

     INVESTMENT ADVISER

     PORTFOLIO MANAGEMENT TEAM


HOW THE PORTFOLIOS VALUE THEIR SHARES



INVESTING IN THE PORTFOLIOS

     Investment Requirements

     How to Buy Shares

     How to Sell Shares


DIVIDENDS, DISTRIBUTIONS AND TAXES

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS



It is important to keep in mind that mutual fund shares are:


     . not deposits or obligations of any bank
     . not insured by the FDIC
     . subject to investment risk, including possible loss of the amount invested

S&P STARS PORTFOLIO



RISK/RETURN SUMMARY

Investment Objective



To provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index (the "S&P 500 Index").


Principal Strategies


To achieve the investment objective of the S&P STARS Portfolio (the "STARS Portfolio"), Bear Stearns Asset Management Inc., each Portfolio's investment adviser ("BSAM" or the "Adviser") uses the Standard & Poor's Stock Appreciation Ranking System (or "STARS") to identify securities in the highest category (five stars) for purchase and in the lowest category (one star) for short selling.
The Adviser believes that this approach will provide opportunities to achieve performance that exceeds the S&P 500 Index's total return.


 . Generally, the STARS Portfolio will invest at least 85% of its total assets in U.S. common stocks and ADRs that, at their time of initial purchase, were ranked five stars or, at their time of short sale, were ranked one star.

 . Generally, the STARS Portfolio may invest up to 15% of its total assets in U.S. common stocks and ADRs without regard to STARS ranking, if the Adviser believes that such securities offer opportunities for capital appreciation.



In selecting investments, the Adviser analyzes the stocks ranked by STARS and selects those it believes have the best potential for capital appreciation. The Adviser focuses on companies that show the potential to achieve growth at a reasonable price. The Adviser considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.
The Adviser may select securities of companies with small, middle or large market capitalizations.

STARS ranks the stocks of approximately 1,100 issuers analyzed by S&P's research staff and evaluates the short-term (up to 12 months) appreciation potential of the reviewed stocks, as shown below.


 uuuuu     Buy          e    Expected to be among the best performers over the
                             next 12 months and to rise in price

 uuuu   Accumulate      e    Expected to be an above-average performer

 uuu       Hold         e    Expected to be an average performer

 uu      Avoid          e    Expected to be a below-average performer

 u         Sell         e    Expected to be a well-below-average performer and
                             to fall in price


Short Sales


The STARS Portfolio may "sell short" securities that at their time of initial sale were rated one star. In a short sale, the Adviser sells a security it has borrowed, with the expectation that the security will decline in value. If the Adviser correctly predicts the decline in value, the Adviser will repurchase the security at a lower price and realize a gain for the STARS Portfolio. Short selling is considered "leverage" and may involve substantial risk.


The STARS Portfolio may invest in put options on indices or securities to hedge against unanticipated market decline, and may engage in other options strategies.

STARS rankings represent the subjective determination of a periodically changing pool of S&P analysts. Past performance of securities included in STARS cannot be used to predict future results of the STARS Portfolio, which is managed actively by the Adviser and the results of which should be expected to vary from the performance of STARS. Neither the STARS Portfolio nor the Adviser and its affiliates have any ongoing relationship with S&P regarding the STARS Portfolio other than the right to use the S&P, Standard & Poor's and STARS trademarks for a fee in connection with the management of mutual funds and access to STARS through S&P's publicly available subscription service.

For a more detailed discussion of the STARS ranking system and its use by the STARS Portfolio, please see the "Investments" section of this Prospectus, beginning at page ___. The "Investments" section also discusses various investments and techniques that the STARS Portfolio uses to achieve its investment objective.



Principal Risks



The STARS Portfolio is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risks may adversely affect the STARS Portfolio's net asset value, yield and/or total return:

   . The market value of portfolio securities may decline

   . A particular strategy may not produce the intended result or may not be executed effectively

   . A company's earnings may not increase as expected

   . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

   . Short sales involve leverage, which may increase potential losses

   . The Adviser relies upon ratings by S&P, which may fail to rate a security appropriately


The STARS Portfolio is a non-diversified mutual fund, which means that it may invest a larger portion of its assets in a single issuer than if it were diversified. This could make the STARS Portfolio more susceptible to the uncertain performance of a particular issuer.

Who may want to invest in the STARS Portfolio


The STARS Portfolio may be appropriate for investors who:

   . are investing for the long term

   . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

   . want to add a growth component to diversify an income-oriented portfolio

The STARS Portfolio may not be appropriate for investors who:
                        ---

      . want a diversified portfolio

      . are investing for the short term or need current income

      . are not willing to take any risk that they may lose money on their investment

      . seek stability of the value of their investment

      . want to invest in a particular sector or in particular industries


PERFORMANCE

The bar chart and table below show the risks of investing in the STARS Portfolio by showing changes in the performance of its Class Y shares as of December 31, 1998 from year to year since inception. The table shows how the STARS Portfolio's average annual total return for one year and since the date of inception compared to the S&P 500 Index, a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies, and the Consumer Price Index, which measures changes in consumer prices as determined by the U.S. Bureau of Labor Statistics. The figures shown assume reinvestment of dividends and distributions.


***Past performance is not necessarily an indication of future results.***


Bar Chart


1995:  ___.__% (1)
1996:  ___.__%
1997:  ___.__%
1998:  ___.__% (2)


(1) Commenced investment operations on August 7, 1995.  Return is not annualized
(2) The STARS Portfolio's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19__).


Average Annual Total Returns
(for the periods ended December 31, 1998)                       Since Inception*
                                                1 Year
STARS Portfolio  Class Y
                                                ___.__%               ___.__%
S&P 500 Index
                                                ___.__%               ___.__%
------------------------------------------------------------------------------
Consumer Price Index
                                                ___.__%               ___.__%

* Class Y shares commenced operations on August 7, 1995.


Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the STARS Portfolio.

Shareholder Fees (paid directly from your investment)*                 Class Y

Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                          None
------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                             None
------------------------------------------------------------------------------
Redemption fees and exchange fees                                        None

Maximum deferred sales charge (load) (as a percentage of offering price) None

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the STARS Portfolio. The STARS Portfolio pays these expenses from its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                     Class Y
                                                    --------
Management Fees                                      0.75%
Distribution (12b-1) Fees                            0.00%
Other Expenses                                        .  %
                                                    -------
Total Portfolio Operating Expenses                  __.__%
Fee Waiver And Expense Reimbursement                ( . )%
                                                    ------
Net Expenses (2)                                     1.00%
                                                    ======
(2) The expenses shown are based on historical expenses of the STARS Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the STARS Portfolio's net expenses do not exceed the amount indicated above.


EXAMPLE

THIS EXAMPLE ILLUSTRATES THE COST OF INVESTING IN THE STARS PORTFOLIO OVER VARIOUS TIME PERIODS. IT IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE STARS PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

     . you invest $10,000 in the STARS Portfolio
     . your investment returns 5% each year

     . the STARS Portfolio's operating expenses remain the same*


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --


                          1 Year               3 Years              5 Years             10 Years
Class Y                   $_______             $_______             $_______            $_______

If you do not sell your shares at the end of each period --
          ---
                          1 Year               3 Years              5 Years             10 Years
Class Y                   $_______             $_______             $_______            $_______

* This Example assumes that net portfolio operating expenses will equal 1.00% March 31, 2000 and thereafter will equal __.___%.

THE INSIDERS SELECT FUND

RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.

Principal Strategies


Under normal market conditions, the Adviser invests substantially all of The Insiders Select Fund's assets in U.S. equity securities. The Insiders Select Fund will invest at least 85% of its assets in the equity securities of U.S. issuers that it believes provide opportunities for capital appreciation or gains through short selling, without regard to market capitalization. The Adviser nonetheless anticipates that the issuers principally will be mid- to-large capitalization companies (market capitalizations exceeding $1 billion). The Insiders Select Fund will invest in U.S. equity securities that the Adviser believes will equal or exceed the performance of the Standard & Poor's MidCap 400 Stock Index (the "S&P MidCap 400 Index"). The median market capitalization of stocks in the S&P MidCap 400 Index was about $1.6 billion as of March 31, 1999. The Insiders Select Fund may invest in stocks that are not included in the S&P MidCap 400 Index.

In selecting investments for The Insiders Select Fund, the Adviser analyzes (i) trading in a company's securities by corporate insiders, officers, directors and significant stockholders, (ii) published company reports prepared by financial analysts, including revisions to earnings predictions and (iii) a company's corporate finance activities, including stock repurchase programs, dividend policies and new securities issuance.

Insiders, analysts and the company each send signals that the Adviser analyzes to produce valuable information about the prospects for individual companies. While no one signal determines whether the Adviser will buy or sell a particular security, the Adviser will not consider buying or selling a security unless insider behavior sends an appropriate positive or negative signal. In its analysis, the Adviser uses only data that is available to the public. The Adviser obtains the data on insider trading activity from CDA/Investnet, which compiles this information from publicly available SEC filings.


Although, under normal market conditions, The Insiders Select Fund will invest substantially all of its assets in U.S. equity securities, it may invest up to 15% of its assets in money market instruments.

The Insiders Select Fund may "sell short" securities. In a short sale, the Adviser sells a security it has borrowed, with the expectation that the security will decline in value. If the Adviser correctly predicts the decline in value, the Adviser will repurchase the security at a lower price and realize a gain for The Insiders Select Fund. Short selling is considered "leverage" and involves substantial risk.

The Insiders Select Fund may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.


For a more detailed discussion of how the Adviser evaluates trading by corporate insiders, reports by financial analysts and corporate financing activity, please see the "Investments" section of this Prospectus, beginning at page ___. The "Investments" section also discusses various investments and techniques that The Insiders Select Fund uses to achieve its investment objective.

Principal Risks



The Insiders Select Fund is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risks may adversely affect The Insiders Select Fund's net asset value, yield and/or total return:

     . The market value of portfolio securities may decline

     . A particular strategy may not produce the intended result or may be not executed effectively

     . A company's earnings may not increase as expected

     . Short sales involve leverage, which may increase potential losses

     . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected


The Insiders Select Fund is a non-diversified mutual fund, which means that it may invest a larger portion of its assets in a single issuer than if it were diversified. This could make The Insiders Select Fund more susceptible to the uncertain performance of a particular issuer.

Who may want to invest in The Insiders Select Fund


The Insiders Select Fund may be appropriate for investors who:

     . are investing for the long term

     . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

     . believe that insider buying patterns may be a good indicator of the future direction of a company's stock price


The Insiders Select Fund may not be appropriate for investors who:
                             ---

     . want a diversified portfolio

     . are investing for the short term or need current income

     . are not willing to take any risk that they may lose money on their investment

     . seek stability of the value of their investment

     . want to invest in a particular sector or in particular industries


PERFORMANCE

The bar chart and table below show the risks of investing in The Insiders Select Fund by showing changes in the performance of its Class Y shares as of December 31, 1998 from year to year since inception. The table shows how The Insiders Select Fund's average annual total return for one year and since the date of inception compared to the S&P MidCap 400 Index, a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-size companies. The figures shown assume reinvestment of dividends and distributions.


***Past performance is not necessarily an indication of future results.***

Bar Chart


1995:  ___.__% (1)
1996:  ___.__%
1997:  ___.__%

1998:  ___.__% (2)


(1) Commenced investment operations on June 20, 1995.  Return is not annualized

(2) The Insiders Select Fund's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19__).


Average Annual Total Returns
(for the periods ended December 31, 1998)                                    Since Inception*
                                                             1 Year
Insiders Select Fund  Class Y
                                                             ___.__%               ___.__%

S&P MidCap 400 Index
                                                             ___.__%               ___.__%

* Class Y shares commenced operations on June 20, 1995.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of The Insiders Select Fund.

Shareholder Fees (paid directly from your investment)*                        Class Y
-----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                          None
-----------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                    None
-----------------------------------------------------------------------------------------
Redemption fees and exchange fees                                               None
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)        None

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of The Insiders Select Fund. The Insiders Select Fund pays these expenses from its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                     Class Y
                                                    --------
Management Fees (1)                                  1.00%
Distribution (12b-1) Fees                            0.00%
Other Expenses                                        .  %
                                                    --------
Total Portfolio Operating Expenses                  __.__%
Fee Waiver And Expense Reimbursement               (  . )%
                                                   ----------
Net Expenses (2)                                     1.15%
                                                   ==========

(1) The management fee may increase or decrease by up to 0.50% based on The Insiders Select Fund's performance.
(2) The expenses shown are based on historical expenses of The Insiders Select Fund adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that The Insiders Select Fund's net expenses do not exceed the amount indicated above.


EXAMPLE



THIS EXAMPLE ILLUSTRATES THE COST OF INVESTING IN THE INSIDERS SELECT FUND OVER VARIOUS TIME PERIODS. IT IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE INSIDERS SELECT FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

     . you invest $10,000 in The Insiders Select Fund
     . your investment returns 5% each year
     . The Insiders Select Fund's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

                          1 Year               3 Years              5 Years             10 Years

Class Y                    $_______            $_______             $_______            $_______

If you do not sell your shares at the end of each period --
          ---
                          1 Year               3 Years              5 Years             10 Years
Class Y                   $_______             $_______             $_______            $_______


* This Example assumes that net portfolio operating expenses will equal 1.15% until March 31, 2000 and thereafter will equal __.___%.

LARGE CAP VALUE PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.

Principal Strategies


Under normal market conditions, the Large Cap Value Portfolio ("Large Cap Portfolio") invests substantially all of its assets in equity securities of companies with market capitalizations of $1 billion or more ("large companies") and which the Adviser identifies as "value" securities.


Under normal market conditions, the Large Cap Portfolio will invest substantially all of its assets in equity securities of large companies

 . The Large Cap Portfolio will invest at least 85% of its total assets in equity securities of large companies

        . Within this 85% category, the Large Cap Portfolio may invest up to 10% of its assets in equity securities of foreign issuers in the form of U.S. dollar-denominated American Depositary Receipts ("ADRs") that are listed on U.S. exchanges

 . Although, under normal market conditions, the Large Cap Portfolio will invest substantially all of its assets in large companies, it may invest up to 15% of its total assets in money market instruments and other debt obligations


Equity securities consist of common stocks, convertible securities and preferred stocks. The convertible securities and preferred stocks in which the Large Cap Portfolio may invest must be rated at least "investment grade" by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase.


The Adviser uses a "value" approach to investing. The Adviser looks for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or higher-than-average dividend payments in relation to share price. To determine whether a company's stock falls within the value classification, the Adviser analyzes factors such as the company's price-to-book and price-to-earnings ratios, earnings growth, dividend payout ratios, return on equity, and beta (a measure of stock price volatility relative to the market).

In selecting investments, the Adviser also may consider, among other things, new management and upcoming corporate restructuring, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.


The Large Cap Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks


The Large Cap Portfolio is subject to the following principal risks, more fully described in "Risk Factors." All or some of these risks may adversely affect the Large Cap Portfolio's net asset value, yield and/or total return:

     .  The market value of portfolio securities declines

        . In a falling market, value stocks may decline in price faster than growth stocks

        . In a rising market, value stocks may rise more slowly than growth stocks

     . A particular strategy may not produce the intended result or may not be executed effectively

     . A company's earnings may not increase as expected

     . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected


Who may want to invest in the Large Cap Portfolio


The Large Cap Portfolio may be appropriate for investors who:

     . are investing for the long term

     . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

     . want a core equity investment

The Large Cap Portfolio may not be appropriate for investors who:
                            ---

     . are investing for the short term or need current income

     . are not willing to take any risk that they may lose money on their investment

     . seek stability of the value of their investment

     . want to invest in a particular sector or in particular industries


PERFORMANCE

The bar chart and table below show the risks of investing in the Large Cap Portfolio by showing changes in the performance of its Class Y shares as of December 31, 1998 from year to year since inception. The table shows how the Large Cap Portfolio's average annual total return for one year and since the date of inception compared to the Standard & Poor's 500 Stock Index (the "S&P 500 Index"), a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies. The figures shown assume reinvestment of dividends and distributions.

***Past performance is not necessarily an indication of future results.***


Bar Chart


1995:  ___.__% (1)
1996:  ___.__%

1997:  ___.__%
1998:  ___.__% (2)


(1) Class Y shares commenced operations on September 11, 1995. Return is not annualized.

(2) The Large Cap Portfolio's year-to-date return as of June 30, 1999 was
___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19 __).


Average Annual Total Returns
(for the periods ended December 31, 1998)                                   Since Inception*
                                                             1 Year
Large Cap Portfolio  Class Y
                                                             ___.__%              ___.__%
S&P 500 Index
                                                             ___.__%              ___.__%

* Class Y shares commenced operations on September 11, 1995.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Portfolio.


Shareholder Fees (paid directly from your investment)*
                                                                                             Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)         None

Sales charge imposed on reinvested dividends                                                 None
--------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                            None

Maximum deferred sales charge (load) (as a percentage of offering price)                     None


* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Large Cap Portfolio. The Large Cap Portfolio pays these expenses from its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                     Class Y
                                                     -------
Management Fees                                       0.75%
Distribution (12b-1) Fees                             0.00%
Other Expenses                                         .  %
                                                     -------
Total Portfolio Operating Expenses                   __.__%
Fee Waiver And Expense Reimbursement                 ( . )%
                                                     -------
Net Expenses (2)                                      1.00%
                                                     =======

(1) The expenses shown are based on historical expenses of the Large Cap Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Large Cap Portfolio's net expenses do not exceed the amount indicated above.

EXAMPLE

THIS EXAMPLE ILLUSTRATES THE COST OF INVESTING IN THE LARGE CAP PORTFOLIO OVER VARIOUS TIME PERIODS. IT IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE LARGE CAP PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

        . you invest $10,000 in the Large Cap Portfolio
        . your investment returns 5% each year
        . the Large Cap Portfolio's operating expenses remain the same*


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

                          1 Year               3 Years              5 Years             10 Years

Class Y                   $_______             $_______             $_______            $_______

If you do not sell your shares at the end of each period --
          ---
                          1 Year               3 Years              5 Years             10 Years

Class Y                   $_______             $_______             $_______             $_______


* This Example assumes that net portfolio operating expenses will equal 1.00% until March 31, 2000 and thereafter will equal __.___%.

SMALL CAP VALUE PORTFOLIO



RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.

Principal Strategies


Under normal market conditions, the Small Cap Value Portfolio ("Small Cap Portfolio") invests substantially all of its assets in equity securities of companies with market capitalizations of up to $1 billion ("small companies") and which the Adviser identifies as value companies.

Under normal market conditions, the Small Cap Portfolio will invest substantially all of its assets in equity securities of small companies

 . The Small Cap Portfolio will invest at least 85% of its total assets in equity securities of small companies

  . Within this 85% category, the Small Cap Portfolio may invest up to 10% of its assets in equity securities of foreign issuers in the form of U.S. dollar-denominated ADRs that are listed on U.S. exchanges

 . Although, under normal market conditions, the Small Cap Portfolio will invest substantially all of its assets in small companies, it may invest up to 15% of its total assets in money market instruments and other debt obligations


Equity securities consist of common stocks, convertible securities and preferred stocks. The convertible securities and preferred stocks in which the Small Cap Portfolio may invest must be rated at least "investment grade" by an NRSRO at the time of purchase.


The Adviser uses a "value" approach to investing. The Adviser looks for equity securities of companies that have relatively low price-to-book ratios, low price-to-earnings ratios or higher-than-average dividend payments in relation to share price. To determine whether a company's stock falls within the value classification, the Adviser analyzes factors such as the company's price-to-book and price-to-earnings ratios, earnings growth, dividend payout ratios, return on equity, and beta (a measure of stock price volatility relative to the market).

In selecting investments, the Adviser also may consider, among other things, new management and upcoming corporate restructuring, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.


The Small Cap Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks

The Small Cap Portfolio is subject to the following principal risks, more fully described in "Risk Factors." All or some of these risks may adversely affect the Small Cap Portfolio's net asset value, yield and/or total return:

       .  The market value of portfolio securities may decline

          . In a falling market, value stocks may decline in price faster than growth stocks

          . In a rising market, value stocks may rise more slowly than growth stocks

       . A small company's stock may decline in value because it lacks management experience, operating experience, financial resources and product diversification that permit larger companies to adapt to changing market conditions

       . Small company stock may be subject to wider price swings or be less liquid because it trades less frequently and in smaller volume than large company stock. This lack of liquidity may depress prices of these securities

       . A particular strategy may not produce the intended result or may not be executed effectively

       .  A company's earnings may not increase as expected

       . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected


Who may want to invest in the Small Cap Portfolio


The Small Cap Portfolio may be appropriate for investors who:

       .  are investing for the long term

       . are willing to accept the price volatility associated with smaller-company stocks in exchange for their relatively higher return potential compared to larger-company stocks

       .  want to add a small-cap growth component to diversify their portfolio

The Small Cap Portfolio may not be appropriate for investors who:
                            ---

       .  are investing for the short term or need current income

       . desire to invest only in larger, more established companies

       . are not willing to take any risk that they may lose money on their investment

       . seek stability of the value of their investment

       .  want to invest in a particular sector or in particular industries


PERFORMANCE

The bar chart and table below show the risks of investing in the Small Cap Portfolio by showing changes in the performance of the Small Cap Portfolio's Class Y shares as of December 31, 1998 from year to year since inception. The table shows how the Small Cap Portfolio's average annual total return for one year and since the date of inception compared to the Russell 2000 Index. The figures shown assume reinvestment of dividends and distributions.

***Past performance is not necessarily an indication of future results.***


Bar Chart


1995:  ___.__% (1)
1996:  ___.__%
1997:  ___.__%
1998:  ___.__% (2)


(1) Class Y shares commenced operations on June 22, 1995. Return is not annualized.

(2) The Small Cap Portfolio's year-to-date return as of June 30, 1999 was
___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19 __).


Average Annual Total Returns                                                 Since Inception*
(for the periods ended December 31, 1998)
                                                             1 Year
Small Cap Portfolio  Class Y
                                                             ___.__%               ___.__%
Russell 2000 Index
                                                             ___.__%               ___.__%

* Class Y shares commenced operations on June 22, 1995.

Fees and Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Portfolio.


Shareholder Fees (paid directly from your investment)*
                                                                                             Class Y

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)           None
--------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                                   None
--------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                              None
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)                       None

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Small Cap Portfolio. The Small Cap Portfolio pays these expenses from its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                     Class Y
                                                    ---------
Management Fees                                        0.75%
Distribution (12b-1) Fees                              0.00%
Other Expenses                                          .  %
                                                    ---------
Total Portfolio Operating Expenses                    __.__%
Fee Waiver And Expense Reimbursement                  ( . )%
                                                    ---------
NET EXPENSES (1)                                       1.00%
                                                    =========

(1) The expenses shown are based on historical expenses of the Small Cap Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Small Cap Portfolio's net expenses do not exceed the amount indicated above.

EXAMPLE

THIS EXAMPLE ILLUSTRATES THE COST OF INVESTING IN THE SMALL CAP PORTFOLIO OVER VARIOUS TIME PERIODS. IT IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SMALL CAP PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

             . you invest $10,000 in the Small Cap Portfolio
             . your investment returns 5% each year
             . the Small Cap Portfolio's operating expenses remain the same*


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

                          1 Year               3 Years              5 Years             10 Years
Class Y                   $_______             $_______             $_______            $_______

If you do not sell your shares at the end of each period --
          ---
                          1 Year               3 Years              5 Years             10 Years
Class Y                   $_______             $_______             $_______            $_______


* This Example assumes that net portfolio operating expenses will equal 1.00% until March 31, 2000 and thereafter will equal __.___%.

THE FOCUS LIST PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Capital appreciation.


Principal Strategies


Under normal market conditions, the Focus List Portfolio will invest at least 65% of its total assets in the common stocks of U.S. and foreign issuers that, at the time of purchase, are included on the Bear Stearns Equity Focus List (the "Focus List").

Under normal market conditions, the Focus List Portfolio may invest up to 35% of its total assets in stocks that are not on the Focus List. The Adviser may select non-Focus List securities, for example, when the Adviser determines that Focus List stocks are illiquid, would cause the Focus List Portfolio to be overweighted in a particular sector or overly concentrated in a particular industry, or for any other reason.

Although, under normal market conditions, the Focus List Portfolio will invest substantially all of its assets in equity securities, it may invest up to 10% of its total assets in money market instruments.

The Focus List generally consists of 20 stocks. Using a rating system of "1" through "5," the Bear Stearns Equity Research Department, consisting of over 80 analysts who cover more than 900 common stocks of U.S. and foreign companies, assigns the following ratings: 1 (Buy), 2 (Attractive), 3 (Neutral), 4 (Avoid), 5 (Sell). Approximately 300 stocks are rated Buy or Attractive.

The Bear Stearns Research Department and the Research Stock Selection Committee (comprised of senior Research personnel) will assign a Buy rating to stocks when they believe the stock will significantly outperform the market over the next three to six months because of a catalyst or near-term event that they expect will trigger upward movement in the stock's price. These catalysts may include a change in management, the introduction of a new product or a change in the industry outlook. An Attractive rating means that an analyst has determined that the stock has solid long-term growth prospects and is undervalued in comparison to that of comparable companies.


The Focus List Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.


For a more detailed discussion of the Focus List stock evaluation system and its use by the Focus List Portfolio, please see the "Investments" section of this Prospectus, beginning at page ___. The "Investments" section also discusses various investments and techniques that the Focus List Portfolio uses to achieve its investment objective.

Principal Risks



The Focus List Portfolio is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risk factors may affect the Focus List Portfolio's net asset value, yield and/or total return:

        .  The market value of portfolio securities may decline

        . A particular strategy may not produce the intended result or may not be executed effectively

        .  A company's earnings may not increase as expected

        . The Focus List Portfolio may forgo other attractive investment opportunities because the securities are not on the Focus List

        . The Adviser may be prohibited from buying an attractive stock in the Focus List for legal reasons, and thus miss an investment opportunity

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

The Focus List Portfolio is a non-diversified mutual fund, which means that it may invest a larger portion of its assets in a single issuer than if it were diversified. This could make the Focus List Portfolio more susceptible to the uncertain performance of a particular issuer.


Who may want to invest in the Focus List Portfolio


The Focus List Portfolio may be appropriate for investors who:

        .  are investing for the long term

        . are willing to accept the price volatility associated with stocks in exchange for their relatively higher return potential compared to other asset classes

        .  are seeking an aggressive growth investment


The Focus List Portfolio may not be appropriate for investors who:
                             ---

        .  want a diversified portfolio

        .  are investing for the short term or need current income

        . are not willing to take any risk that they may lose money on their investment

        .  seek stability of the value of their investment

        .  want to invest in a particular sector or in particular industries

PERFORMANCE

Class Y shares of the Focus List Portfolio have not yet commenced operations. The bar chart and table below show the risks of investing in the Focus List Portfolio by showing changes in the performance of its Class A shares as of December 31, 1998 for one year. The table shows how the Focus List Portfolio's average annual total return for one year and since the date of inception compared to the ________________ Index, a broad-based unmanaged index ______________________ _____________________________. The figures shown assume reinvestment of dividends and distributions. The returns for Class Y shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending the expenses of Class Y shares.


***Past performance is not necessarily an indication of future results.***


Bar Chart


1998:  ___.__% (1)


(1) The Focus List Portfolio's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 1998) and the lowest quarterly return was YY% (for the quarter ended _____1998).


Average Annual Total Returns
(for the periods ended December 31, 1998)                                   Since Inception*
                                                             1 Year
Focus List Portfolio  Class A                                ___.__%               ___.__%

__________________ Index                                     ___.__%               ___.__%


*  Class A shares commenced operations on December 29, 1997.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Focus List Portfolio.

Shareholder Fees (paid directly from your investment)*
                                                                                             Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)          None

Sales charge imposed on reinvested dividends                                                  None
--------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                             None

Maximum deferred sales charge (load) (as a percentage of offering price)                      None

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Focus List Portfolio. The Focus List Portfolio pays these expenses from its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                     Class Y
                                                   ---------
Management Fees                                     0.65%
Distribution (12b-1) Fees                           0.00%
Other Expenses                                       .  %
                                                   ---------
Total Portfolio Operating Expenses                 __.__%
Fee Waiver And Expense Reimbursement               ( . )%
                                                   ---------
Net Expenses (1)                                    0.90%
                                                   =========

(1) The expenses shown are based on estimated expenses of Class Y shares of the Focus List Portfolio for the fiscal year ending March 31, 2000. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Focus List Portfolio's net expenses do not exceed the amount indicated above.

EXAMPLE

THIS EXAMPLE ILLUSTRATES THE COST OF INVESTING IN THE FOCUS LIST PORTFOLIO OVER VARIOUS TIME PERIODS. IT IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FOCUS LIST PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

        .  you invest $10,000 in the Focus List Portfolio
        .  your investment returns 5% each year
        .  the Focus List Portfolio's operating expenses remain the same*


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --



                          1 Year               3 Years              5 Years             10 Years
Class Y                   $_______             $_______             $_______            $_______

If you do not sell your shares at the end of each period --
          ---

                          1 Year               3 Years              5 Years             10 Years

Class Y                   $______              $_______             $_______            $_______


* This Example assumes that net portfolio operating expenses will equal 0.90% until March 31, 2000 and thereafter will equal __.___%.

BALANCED PORTFOLIO



RISK/RETURN SUMMARY

Investment Objective

Long-term capital growth and current income.


Principal Strategies


The Balanced Portfolio seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed-income securities primarily to provide income for regular quarterly dividends.

The percentage of the Balanced Portfolio invested in equity and fixed-income securities will vary from time to time as the Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation forecasts. When allocating equity and fixed income investments, the Adviser takes into account the Balanced Portfolio's intention to pay regular quarterly dividends. The amount of quarterly dividends may fluctuate depending on prevailing interest rates and how the Adviser allocates the Balanced Portfolio's assets, among other things.


Equity Securities. Under normal market conditions, the Balanced Portfolio invests between 40% and 60% of its total assets in equity securities. The Adviser may invest in equity securities primarily to provide current income. Income-producing equity securities include

        .  interests in real estate investment trusts ("REITs")

        .  convertible securities

        .  preferred stocks

        .  utility stocks

        .  interests in limited partnerships


Fixed Income Securities. Under normal market conditions, the Balanced Portfolio invests between 40% and 60% of its total assets in fixed income securities. The Balanced Portfolio invests at least 25% of its total assets in fixed-income senior securities and the remainder of its assets in debt instruments, other fixed-income securities and money market instruments. The Balanced Portfolio will invest in debt instruments that have been rated "A" or higher by Moody's Investors Service, Inc. ("Moody's") or S&P. Within this 25% category, the Balanced Portfolio may invest up to 5% of its total assets in higher-risk, below-investment-grade corporate debt securities rated no lower than "B" by an NRSRO or considered to be comparable by the Adviser. The Adviser employs a "top-down" approach to selecting investments for the Balanced Portfolio that includes analysis of interest rate, sector and yield curve trends.

The Balanced Portfolio's fixed income investments include

        . securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises

        .  debt securities issued by companies

        .  mortgage-backed and asset-backed securities

        .  municipal securities

        .  custodial receipts

        .  U.S. dollar-denominated securities issued by foreign governments

Money Market Instruments. Under normal market conditions, the Balanced Portfolio may invest up to 20% of its total assets in money market instruments.

The Balanced Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks

The Balanced Portfolio is subject to the following principal risks, more fully described in "Risk Factors." All or some of these risks may adversely affect the Balanced Portfolio's net asset value, yield and/or total return:

        .  The market value of portfolio securities may decline

        . A particular strategy or the Adviser's allocation may not produce the intended result or may not be executed effectively

        .  A company's earnings may not increase as expected

        . The rate of inflation increases and interest rates may rise, causing the Balanced Portfolio's debt securities to decline in value

        .  An issuer's credit quality may be downgraded

        . Below-investment-grade securities may decline in value due to defaults or bankruptcies

        . The Balanced Portfolio may have to reinvest interest or sale proceeds at lower rates

        .  The average life of a mortgage-related security may change

        . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected


Who may want to invest in the Balanced Portfolio

The Balanced Portfolio may be appropriate for investors who:

        .  may be investing in the market for the first time

        . seek current income to meet expenses coupled with asset growth potential

        . are investing in a retirement plan such as an IRA and want the potential for both investment growth and some capital preservation

        . are setting up trust accounts, such as charitable remainder trusts, that have payout requirements


The Balanced Portfolio may not be appropriate for investors who:
                           ---

        . are not willing to take any risk that they may lose money on their investment

        .  seek stability of the value of their investment

        . want an investment that focuses exclusively either on equity or fixed income securities

        .  want to invest in a particular sector or in particular industries


PERFORMANCE

The bar chart and table below show the risks of investing in the Balanced Portfolio by showing changes in the performance of its Class Y shares as of December 31, 1998 for one year. The table shows how the Balanced Portfolio's average annual total return for one year and since the date of inception compared to the S&P 500 Index, a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies, and the Lipper Balanced Fund Index, a non-weighted index of the 30 largest funds within the Lipper balanced fund investment category. The figures shown assume reinvestment of dividends and distributions.


***Past performance is not necessarily an indication of future results.***


Bar Chart


1998:  ___.__% (1)


(1) The Balanced Portfolio's year-to-date return as of June 30, 1999 was
___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 1998) and the lowest quarterly return was YY% (for the quarter ended _____1998).


Average Annual Total Returns
(for the periods ended December 31, 1998)                                    Since Inception*
                                                             1 Year
Balanced Portfolio  Class Y                                  ___.__%               ___.__%
------------------------------------------------------------------------------------------------
S&P 500 Index                                                ___.__%               ___.__%
------------------------------------------------------------------------------------------------
Lipper Balanced Fund Index                                   ___.__%               ___.__%

*  Class Y shares commenced operations on January 6, 1998.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Portfolio.



Shareholder Fees (paid directly from your investment)*
                                                                                             Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)         None

Sales charge imposed on reinvested dividends                                                 None
--------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                            None
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)                     None

* A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Balanced Portfolio. The Balanced Portfolio pays these expenses from its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                     Class Y
                                                   ---------
Management Fees                                      0.65%
Distribution (12b-1) Fees                            0.00%
Other Expenses                                        .  %
                                                   ---------
Total Portfolio Operating Expenses                  __.__%
Fee Waiver And Expense Reimbursement                ( . )%
                                                   ---------
Net Expenses (1)                                     0.70%
                                                   =========

(2) The expenses shown are based on historical expenses of the Balanced Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Balanced Portfolio's net expenses do not exceed the amount indicated above.

EXAMPLE

THIS EXAMPLE ILLUSTRATES THE COST OF INVESTING IN THE BALANCED PORTFOLIO OVER VARIOUS TIME PERIODS. IT IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE BALANCED PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

        .  you invest $10,000 in the Balanced Portfolio
        .  your investment returns 5% each year
        .  the Balanced Portfolio's operating expenses remain the same*


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

                          1 Year               3 Years              5 Years             10 Years
Class Y                  $_______               $_______            $_______            $_______

If you do not sell your shares at the end of each period --
          ---
                          1 Year               3 Years              5 Years             10 Years

Class Y                   $_______             $_______             $_______            $_______

*  This Example assumes that net portfolio operating expenses will equal 0.70%
    March 31, 2000 and thereafter will equal __.___%.


INTERNATIONAL EQUITY PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Long-term capital appreciation.

Principal Strategies

Under normal market conditions, the International Equity Portfolio (the "International Portfolio") invests substantially all of its assets in equity securities of foreign companies. The International Portfolio will invest at least 65% of its total assets in the equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States, including common stock, preferred stock, depositary receipts for stock, and other securities having the characteristics of stock (such as an equity or ownership interest in a company).

Although, under normal market conditions, the International Portfolio will invest substantially all of its assets in foreign equities, it may invest up to 35% of its total assets in debt obligations, which include fixed or floating-rate bonds, notes, debentures, commercial paper, loan participations, Brady Bonds, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks, commercial banks or private issuers, including repurchase agreements with respect to obligations of governments or central banks. These debt obligations may be unrated or rated in the lowest categories by an NRSRO. See "Risk factors -- Risks of debt securities -- below-investment-grade securities."

The International Portfolio's investments may be denominated in U.S. dollars, foreign currencies or multinational currency units.

Under normal market conditions, the International Portfolio invests in the securities of companies located in at least three countries outside of the United States. The International Portfolio in the securities of issuers located in Australia, Canada, Japan, New Zealand and the developed countries of Western Europe.

In selecting investments for the International Portfolio, the Adviser primarily evaluates whether a particular country's securities markets have higher-than-average potential for capital appreciation. The Adviser will then seek out companies with strong fundamental characteristics, including solid management, sound balance sheets and the potential for positive earnings growth.

The International Portfolio also may invest in the securities of issuers located in countries that are considered to be emerging or developing ("emerging countries") by the World Bank, the International Finance Corporation, or the United Nations and its authorities. These countries are located primarily in Africa, Asia (ex-Japan), the Caribbean islands, Central and South America, the Middle East and certain parts of Europe (Cyprus, the Czech Republic, Estonia, Greece, Hungary, Poland, Portugal, Russia, Slovakia and Turkey).

A company is considered to be an emerging country issuer if any of the following apply:

 .    its securities are principally traded in an emerging country

 .    it derives at least 50% of its total revenue from (a) providing goods or services in emerging countries or (b) sales made in emerging countries

 .    it maintains 50% or more of its assets in one or more emerging countries

 .    it is organized under the laws of, or has a principal office in, an emerging country

The International Portfolio may, but is not required to, use derivatives to reduce risk and enhance return, including futures contracts on securities and indices and related options, and options on securities and financial indices.

Principal Risks

The International Portfolio is subject to the following principal risks, more fully described in "Risk Factors." Some or all of these risks may adversely affect the International Portfolio's net asset value, yield and/or total return:

   . Foreign securities may experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates, and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities

   . Foreign securities issued in emerging countries generally experience less liquidity and more volatility because the securities markets in these countries have less trading volume and fewer participants than established markets

   . Inefficient settlement procedures in emerging countries may cause the International Portfolio to miss investment opportunities or be exposed to liability for failure to deliver securities

   . The International Portfolio may experience losses from improper trading activities in emerging countries that are subject to less government regulation than in the United States

   . The market value of portfolio securities may decline

   . A particular strategy may not produce the intended result or may not be executed effectively

   . A company's earnings may not increase as expected

   . Hedges created by using derivative instruments, including futures or options contracts, may not respond to economic or market conditions as expected

Who may want to invest in the International Portfolio

The International Portfolio may be appropriate for investors who:

   . are investing for the long term

   . are willing to accept the price volatility associated with foreign stocks in exchange for their relatively higher return potential

   . want to diversify an existing portfolio by adding an international component

The International Portfolio may not be appropriate for investors who:
                                ---

   . are investing for the short term or need current income

   . are not willing to accept the risks associated with foreign securities markets or currency fluctuation

   . are not willing to take any risk that they may lose money on their investment

   . seek stability of the value of their investment

   . want to invest in a particular sector or in particular industries

PERFORMANCE

Class Y shares of the International Portfolio have not yet commenced operations. The bar chart and table below show the risks of investing in the International Portfolio by showing changes in the performance of its Class A shares as of December 31, 1998 for one year. The table shows how the International Portfolio's average annual total return for one year and since the date of inception compared to the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"), a broad-based unmanaged index that represents the general performance of common stocks of issuers located in developed countries in Europe and the Pacific Basin, weighted by each component country's market capitalization. The figures shown assume reinvestment of dividends and distributions. The returns for Class Y shares offered by this Prospectus will differ from the return for the Class A shares shown on the bar chart, depending on the expenses of the Class Y shares.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1998:  ___.__% (1)

(1) The International Portfolio's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 1998) and the lowest quarterly return was YY% (for the quarter ended _____1998).

Average Annual Total Returns
(for the periods ended December 31, 1998)    1 Year   Since Inception*

     International Portfolio - Class A       ___.__%       ___.__%

     MSCI EAFE Index                         ___.__%       ___.__%

*  Class A shares commenced operations on December 29, 1997.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Portfolio.

Shareholder Fees (paid directly from your investment)*                                         Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)            None
--------------------------------------------------------------------------------------------------------
Sales charge imposed on reinvested dividends                                                    None
--------------------------------------------------------------------------------------------------------
Redemption fees and exchange fees                                                               None
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of offering price)                        None

*  A broker or agent may charge additional fees on the purchase, sale or exchange of Portfolio shares.

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the International Portfolio. These International Portfolio pays these expenses are paid from the Fund's its assets.

Annual Portfolio Operating Expenses

                                          Class A
                                        -----------
Management Fees                               1.00%
Distribution (12b-1) Fees                     0.00%
Other Expenses (1)                             .  %
                                        ----------
Total Portfolio Operating Expenses           __.__%
Fee Waiver and Expense Reimbursement        (  .  )%
                                        ----------
Net Expenses (2)                              1.25%
                                              ====
(1) The expenses shown are based on estimated expenses of the International Portfolio for the fiscal year ending March 31, 2000. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the International Portfolio's net expenses do not exceed the amount indicated above.

Example

This Example illustrates the cost of investing in the International Portfolio over various time periods. It is intended to help you compare the cost of investing in the International Portfolio with the cost of investing in other mutual funds. The Example assumes that:

   .   you invest $10,000 in the International Portfolio
   .   your investment returns 5% each year
   .   the International Portfolio's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

            1 Year   3 Years   5 Years   10 Years
Class Y    $_______  $_______  $_______  $_______

If you do not sell your shares at the end of each period --
          ---

            1 Year   3 Years   5 Years   10 Years
Class Y    $_______  $_______  $_______  $_______

* This Example assumes that net portfolio operating expenses will equal 1.25% until March 31, 2000 and thereafter will equal __.___%.

INVESTMENTS

Principal Investment Strategies -- Additional Information

STARS Portfolio

S&P introduced STARS in January 1987. Since 1993, on average, each STARS category has consisted of approximately the number of stocks shown below. Rankings may change frequently as S&P analysts evaluate developments affecting individual securities and the markets.

STARS Category       Number of Stocks
----------------     ----------------
Five star         e                95
Four star         e               385
Three star        e               530
Two star          e                90
One star          e          10 to 23

To evaluate the performance of stocks in the various categories, and thus the performance of its analysts, STARS initially gives equal weight by dollar amount to each stock, does not rebalance the portfolio based on changes in values or rankings and does not reflect dividends or transaction costs. STARS is only a model; it does not reflect actual investment performance. While its performance cannot be used to predict actual results, S&P believes it is useful in evaluating its analysts. Investors should recognize that the pool of S&P analysts changes and their past performance is not necessarily predictive of future results either of the model or of the STARS Portfolio. From January 1, 1987 through March 31, 1999:

   . The S&P 500 Index (measured on a total return basis, without divident reinvestment) increased by ____.___%. During this period, the average dividend yield of securities included in the S&P 500 Index were ___.___% and the average dividend yield of five star stocks were ___.___%.

   . The ranked stocks experienced the following changes in value:

STARS Category       Percentage change in value
----------------     ---------------------------
Five stars        e  ________%
Four stars        e  ________%
Three stars       e  ________%
Two stars         e  ________%
One star          e  ________%

The STARS Portfolio believes that this information means only that, historically, five star stocks have significantly outperformed lower-ranked stocks and that one star stocks have significantly underperformed the higher-ranked stocks. You should not use this information to predict whether past results will occur in the future or the actual performance of a particular
category.   STARS' performance has been more volatile than that of conventional indices such as the Dow Jones Industrial Average and the S&P 500 Index.

In addition, the performances of five star and one star stocks have not borne a consistent relationship to each other or to the performance of the S&P 500 Index, as shown below. The STARS Portfolio is managed actively. Its performance will depend primarily on the Adviser's investment decisions. The STARS Portfolio will incur transaction and other costs, including management and distribution fees, that are not reflected in the information shown below.


             Relative Performance Rankings (1 = highest performance)
---------------------------------------------------------------------------------
          1994               1995              1996              1997        1998
---------------------------------------------------------------------------------
1   One star stocks    S&P 500 Index     Five star stocks  Five star stocks
---------------------------------------------------------------------------------
2   S&P 500 Index      Five star stocks  S&P 500 Index     S&P 500 Index
---------------------------------------------------------------------------------
3  Five star stocks    One star stocks   One star stocks   One star stocks

Downgrades and upgrades. The Adviser need not sell a security that STARS has downgraded. Also, the Adviser need not terminate a "short" position if it involves a one star security that STARS has upgraded. In addition, if STARS downgrades a portfolio security to four stars, the Adviser may consider that security to be rated five stars. In this event, the Adviser may purchase additional shares of that security without regard to the 15% limitation. Similarly, if STARS upgrades a security that the STARS Portfolio has sold short to two stars, the Adviser may consider that security to be rated one star. In this event, the Adviser may sell short additional shares of that security without regard to the 15% limitation.

The Insiders Select Fund

Corporate Insiders. The Adviser believes that collecting, classifying and analyzing legally required reports of corporate insider transactions provides valuable investment management information, because these insiders are in the best position to understand their companies' near-term prospects.

Corporate insiders deal in their company's stock for various reasons. Some transactions are unrelated to the future of the company, such as the sale of stock to buy a home or finance a child's college education, tax planning or token purchases to signal confidence in the company. Other transactions, however, are related directly to the insider's beliefs about the near-term price expectations for the company's stock. An insider who exercises long-term options early for small profits may believes that the stock soon will decline. Insiders who exercise options, hold the stock, and buy in the open market probably believe that the stock soon will rise. Clusters of insiders making substantial buys or sells may indicate broad agreement within a firm as to the direction of the stock.

Financial Analysts. Financial analysts employ a number of research tools to learn more about the companies they follow, including visits to the company and in-depth discussions with management. Successful analysts learn to interpret management's words and actions. Management may use discussions with certain analysts to signal its views to the market. The Adviser also believes that revisions in analysts' earnings and ratings predictions may indicate a stock's future returns.

Financing Decisions. A company must routinely decide whether to maintain or change its dividend policy, buy its own stock in the open market or issue new securities. From time to time the company may decide that its stock is undervalued, providing an opportunity to buy back the stock in the open market. By contrast, a company's decision to sell securities may indicate that the company believes that its stock has reached a near-term high, a possible sell signal.

Focus List Portfolio

Bear Stearns publishes the Focus List, which is a list of stocks selected by the Bear Stearns Focus List Committee. Current members of the Focus List Committee are Kathryn Booth, Director of Global Research for Bear Stearns, and Elizabeth Mackay, Chief Investment Strategist of Bear Stearns. The Committee monitors the Focus List daily, and candidates are considered based on one or more of the following criteria: market outlook, perception of the stock's sector, and the stock's current valuation relative to the market and its industry. Domestic and international stocks and ADRs rated Buy (1) or Attractive (2) are eligible for inclusion on the Focus List.

Generally, the Adviser will purchase a security that has been added to the Focus List and will sell a security when the security has been removed from the Focus List. The Adviser determines how much of the Focus List Portfolio's assets to allocate to each Focus List stock. The Adviser may make changes in the allocation as investment and economic conditions change. Depending upon market conditions and to the extent the Focus List Portfolio needs to hold cash balances to satisfy shareholder redemption requests, the Adviser may not immediately purchase a new Focus List stock and/or may continue to hold one or more Focus List stocks that have been deleted from the Focus List. The Adviser will not have access to the Focus List before Bear Stearns publishes it.

The Focus List Committee automatically removes from the Focus List stocks that an analyst has downgraded below Attractive. However, the Focus List Committee may delete stocks for other reasons. For example, it may delete a stock when the stock has achieved its target price range, a catalyst fails to materialize or have its expected effect, or new, more attractive opportunities.

The Focus List may include stocks of issuers for which Bear Stearns or an affiliate performs banking services for which it receives fees, as well as stocks in which Bear Stearns or an affiliate makes a market and may have a long or short position. When Bear Stearns or an affiliate participates in a distribution of stock, the Adviser may be prohibited from purchasing that stock for the Focus List Portfolio. The activities of Bear Stearns or an affiliate may limit the Focus List Committee's ability to include stocks on the Focus List or the Focus List Portfolio's flexibility in purchasing and selling such stocks. The Focus List is available to other clients of Bear Stearns and its affiliates, including the Adviser.

Investments and Techniques

This table summarizes some of the investments and techniques, described below, that each Portfolio may use to achieve its investment objectives.

                      Large       Small                                           Insiders     Focus
                       Cap         Cap      International    Balanced     STARS     Select      List
                    Portfolio   Portfolio     Portfolio     Portfolio   Portfolio    Fund     Portfolio
--------------------------------------------------------------------------------------------------------
ADRs                    u           u             u             u           u          u          u
--------------------------------------------------------------------------------------------------------
Asset-backed                                                    u
 securities
--------------------------------------------------------------------------------------------------------
Brady bonds                                       u             u
--------------------------------------------------------------------------------------------------------
Convertible             u           u             u             u                      u
 securities
--------------------------------------------------------------------------------------------------------
Debt securities         u           u             u             u           u          u          u
--------------------------------------------------------------------------------------------------------
Equity                  u           u             u             u           u          u          u
 securities
--------------------------------------------------------------------------------------------------------
Futures                 u           u             u             u           u          u          u
 contracts and
 related options
--------------------------------------------------------------------------------------------------------
Mortgage-related                                                u
 securities
--------------------------------------------------------------------------------------------------------
REITs                                                           u
--------------------------------------------------------------------------------------------------------
Repurchase              u           u             u             u           u          u          u
 agreements
--------------------------------------------------------------------------------------------------------
Short sales                                                                 u
--------------------------------------------------------------------------------------------------------
Short sales             u           u             u             u           u          u          u
 against the box
--------------------------------------------------------------------------------------------------------
When-issued             u           u             u             u           u          u          u
 securities and
 forward
 commitments
--------------------------------------------------------------------------------------------------------

   . ADRs are receipts for the foreign company shares held by a United States depositary institution, entitling the holder to all dividends and capital gains of the underlying shares. ADRs are quoted in U.S. dollars and are traded on U.S. exchanges.

   . Asset-backed securities have a structure that is similar to mortgage-related securities (see below). The collateral for these securities includes home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

   . Brady bonds are debt securities issued in an exchange of outstanding commercial bank loans to public and private entities in emerging countries in connection with sovereign debt restructurings, under a plan introduced by former U.S. Treasury Secretary Nicholas Brady.

   . Convertible securities are bonds, debentures, notes, preferred stocks or other securities may be converted into or exchanged for common stock. Convertible securities are characterized by (1) higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) less price fluctuation than the underlying stock since they have fixed income characteristics, and (3) potential for capital appreciation if the market price of the underlying stock increases.

   . Debt securities, including bills, bonds, and notes, represent money borrowed that must be repaid, usually having a fixed amount, a specific maturity date or dates, and a specific rate of interest (or formula for determining the interest rate) or an original purchase discount.

   . Equity securities include foreign and domestic common or preferred stocks, rights and warrants.

   . Futures contracts and related options. Futures contracts involve the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. A Portfolio may invest in futures in an effort to hedge against market risk, or as a temporary substitute for buying or selling securities, foreign currencies or for temporary cash management purposes.

   . Mortgage-related securities represent interests in pools of mortgage loans made by lenders like savings and loan institutions, mortgage bankers, commercial banks and others.

   . REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. The value of a REIT may increase or decrease based on changes in the value of the underlying properties or mortgage loans.

   . Repurchase agreements are a type of secured lending and typically involve the acquisition of debt securities (including foreign government securities) from a financial institution, such as a bank, savings and loan association or broker-dealer, which then agrees to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The difference between the purchase and resale prices generally reflects the market interest rate for the term of the agreement.

   . Short sales. In a short sale, a Portfolio sells a security it does not own anticipating that the price will decline. To complete a short sale, the Portfolio must borrow the security to make delivery and must then replace the security borrowed by buying it at the prevailing market price, which may be higher or lower than the price at which the Portfolio sold the security short. Short sales involve leverage, which may exaggerate a gain or loss.

   . Short sales against the box. A Portfolio may sell a security short that it already owns. Although the Portfolio will avoid the transaction costs of a market purchase to replace the borrowed stock, it incurs borrowing costs and loses an opportunity to realize a higher price if the security's price at the time of replacement is higher than the price at which the Portfolio sold the security short.

   . When-issued securities and forward commitments. When-issued transactions arise when securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield. In a forward commitment transaction, a buyer agrees to purchase securities for a fixed price at a future date beyond customary settlement time. A purchaser may enter into offsetting contracts for the forward sale of other securities that it owns.

Other Investment Strategies

[***Each Portfolio may invest defensively or hedge investments to protect against a downturn.***]

   . Temporary Defensive Measures. From time to time, during unfavorable market conditions, the Adviser may invest "defensively." This means a Portfolio may make temporary investments that are not consistent with its investment objective and principal strategies. Engaging in temporary defensive measures may reduce the benefit from any upswing in the market and may cause a Portfolio to fail to meet its investment objective.

     For temporary defensive purposes, each Portfolio may hold cash (U.S. dollars) and may invest all of its assets in high-quality fixed-income securities or U.S. or foreign money market instruments.

     For cash management, each Portfolio temporarily may hold cash (U.S. dollars) and may invest all of its assets in high-quality U.S. or foreign money market instruments.

     For temporary defensive purposes or cash management, the International Portfolio may hold foreign currencies or multinational currency units.

   . Portfolio Turnover. The Adviser may trade actively to achieve a Portfolio's goals. Emerging country markets are especially volatile and may result in more frequent trading. This may result in higher capital gains distributions, which would increase your tax liability. Frequent trading may also increase the Portfolio's costs, lessening its performance over time.

   . Securities Lending. Each Portfolio may lend a portion of its securities to financial institutions, which will generates income for the Portfolio. The Portfolios have appointed Custodial Trust Company ("CTC"), an affiliate of the Adviser, as securities lending agent, for which CTC receives a transaction fee.

The SAI describes each Portfolio's investment strategies in more detail.

RISK FACTORS

As with all mutual funds, investing in the Portfolios involves certain risks. There is no guarantee that a Portfolio will meet its investment objective. You can lose money by investing in a Portfolio if you sell your shares after it declines in value below your original cost. There is never any assurance that a Portfolio will perform as it has in the past.

The Portfolios may use various investment techniques, some of which involve greater amounts of risk than others. You will find a detailed discussion of these investment techniques in the SAI. To reduce risk, the Portfolios are subject to certain limitations and restrictions on their investments, which are also described in the SAI.

Each Portfolio is subject to the following principal risks, except as noted.

General risks

   . Market risk is the risk that the market value of a security may go up or down, sometimes rapidly. These fluctuations may cause the security to be worth less than it was at the time it was acquired. Market risk may involve a single security, a particular sector, or the entire economy.

   . Manager risk is the risk that the portfolio managers' investment strategy may not produce the intended results. Manager risk also involves the possibility that the portfolio managers fail to execute an investment strategy effectively.

   . Year 2000 risk. Like allother mutual funds, a Portfolio could be adversely affected if the computer systems used by itstheir service providers, including shareholder servicing agents, are unable to recognize dates after 1999.do not properly process and calculate date-related information. This risk may become greater as it relates to investments in foreign countries. Each Portfolio's service providers have been actively updating their systems to be able to process yYear 2000 data. However, There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Portfolios. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to a Portfolio. The risk of computer failure may be greater with respect to investments in foreign countries, which may lack the expertise or resources to adequately address the issue.

Risks of equity securities

   . Equity risk is the risk that a security's value will fluctuate in response to events affecting an issuer's profitability or viability. Unlike debt securities, which have preference to a company's earnings and cash flow in case of liquidation, equity securities benefit from a company's earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders, and bondholders have preference to the company's assets in the event of bankruptcy.

Risks of hedging or leverage transactions

   . Correlation risk. Futures and options contracts can be used in an effort to hedge against risk. Generally, an effective hedge generates an offset to gains or losses of other investments made by a Portfolio. Correlation risk is the risk that a hedge created using futures or options contracts (or any derivative, for that matter) does not, in fact, respond to economic or market conditions in the manner the portfolio manager expected. In such a case, the futures or options contract hedge may not generate gains sufficient to offset losses and may actually generate losses.

   . Leverage risk is the risk associated with those techniques in which a relatively small amount of money invested - through borrowing or futures trading, for example - puts a much larger amount of money at risk. Selling short securities or using derivatives for hedging may involve leverage. If a portfolio manager does not execute the strategy properly, or the market does not move as anticipated, losses may substantially exceed the amount of the original investment. A Portfolio's use of derivatives for asset substitution may also involve leverage.

   . Derivatives risk is the risk that the derivatives that a Portfolio invests in do not achieve the intended result. If a hedge works properly, the gains produced will offset losses on the securities hedged. Hedging also may reduce gains because a Portfolio may forgo "upside" potential.

Risks of foreign securities

   . Foreign issuer risk. Compared to U.S. and Canadian companies, less information is generally available to the public about foreign companies. Foreign stock exchanges, brokers, and listed companies may be subject to less regulation and supervision by foreign governments or other agencies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by U.S. issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments, especially those in emerging countries, more volatile than U.S. investments.

   . Currency risk (International Portfolio only). Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. On January 1, 1999 participating nations in the European Economic and Monetary Union introduced a single currency, the euro. This action may present unique uncertainties for securities denominated in currencies that will become components of the euro. Political and economic risks, along with other factors, such as the introduction of the euro, could adversely affect the value of athe International Portfolio's securities.

   . Emerging markets risk (International Portfolio only). Emerging country economies often compare unfavorably with the United States economy in growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain emerging countries have experienced and continue to experience high rates of inflation, sharply eroding the value of their financial assets. An emergency may arise where trading of emerging country securities may cease or may be severely limited or where an emerging country governmental or corporate issuer defaults on its obligations.

     The governments of certain emerging countries impose restrictions or controls that may limit or preclude the International Portfolio's investment in certain securities. The International Portfolio may need governmental approval for the repatriation of investment income, capital or sales proceeds. An emerging country government may impose temporary restrictions on capital flows.

Risks of debt securities

   . Interest rate risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity of a security, the more sensitive it is to changes in interest rates.

   . Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

   . Reinvestment risk is the risk that when interest rates are declining, a Portfolio will have to reinvest interest income or prepayments on a security interest rates at lower interest rates. declined so that the Fund must reinvest the income at a lower interest rate. In a declining interest rate environment, lower reinvestment rates and price gains resulting from lower interest rates will offset each other to some extent.

   . Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by NRSROs* such as S&P, Fitch, or Moody's.

   . Below-investment-grade securities ("junk bonds") may be more susceptible to real or perceived adverse economic conditions, less liquid, and more difficult to evaluate than higher-rated securities. The market for these securities has relatively few participants, mostly institutional investors, and low trading volume. A Portfolio may have difficulty selling particular high yield securities at a fair price and obtaining accurate valuations in order to calculate its net asset value.

Risks of mortgage-related securities (Balanced Portfolio only)

   . Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by t The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Portfolio may have to reinvest the proceeds from prepayments at lower interest rates.

Risks of real estate securities (Balanced Portfolio only)

   . Real estate risk is the risk that the value of a security will fluctuate because of changes in, among other things, property values, rental property vacancies, overbuilding, changes in local laws, increased property taxes and operating expenses

   . Regulatory risk. Certain REITs may fail to qualify for pass-through of income under federal tax law, or to maintain their exemption from federal securities laws registration requirements.

MANAGEMENT OF THE PORTFOLIOS

Investment Adviser

BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., is the investment adviser of the Portfolios. The Adviser is located at 575 Lexington Avenue, New York, New York 10022. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear, Stearns & Co. Inc., is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. The Adviser is a registered investment adviser and offers, either directly or through affiliates, investment advisory and administrative services to open-end and closed-end investment funds and other managed pooled investment vehicles with net assets at ________ __, 1999 of over $X.X billion. The Adviser is also a registered broker-dealer.

The Adviser supervises and assists in the overall management of the affairs of the Trust, subject to oversight by the Trust's Board of Trustees.

For the fiscal year ended March 31, 1999, the Adviser received management fees based on a percentage of the average daily net assets of each Portfolio, after waivers, as shown in the following table.

        STARS Portfolio            e  ____%
        Insiders Select Fund       e  ____%
        Large Cap Portfolio        e  ____%
        Small Cap Portfolio        e  ____%
        Focus List Portfolio       e  ____%
        Balanced Portfolio         e  ____%
        International Portfolio    e  ____%

Portfolio Management Team

The Adviser uses a team approach to manage each Portfolio. The members of each team together are primarily responsible for the day-to-day management of each Portfolio's investments. No single individual is responsible for managing a Portfolio. Each team consists of portfolio managers, assistant portfolio managers and analysts performing as a dynamic unit to manage the assets of each Portfolio.

Investment Sub-Adviser -- International Portfolio

Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as the sub-investment-adviser to the International Portfolio, pursuant to an agreement with the Adviser and subject to the overall supervision of the Adviser. The Sub-Adviser, a registered investment adviser, was founded in 1986 and specializes in global, non-United States and emerging market equity portfolio management for institutional accounts. As of March 31, 1999, the Sub-Adviser managed over $_____ billion in assets. The Sub-Adviser is located at 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801.

HOW THE PORTFOLIOS VALUE THEIR SHARES

[The net asset value (NAV), multiplied by the number of Portfolio shares you own, gives you the value of your investment.]

Each Portfolio calculates its share price, called its net asset value ("NAV"), each business day as of the close of the New York Stock Exchange, Inc. (the "NYSE"), which is normally at 4:00 p.m. Eastern Time. You may buy, sell or exchange shares on any business day at the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open for trading or any day in which enough trading has occurred in the securities held by a Portfolio to affect the NAV materially.

Portfolio securities that are listed primarily on foreign exchanges may trade on weekends or on other days on which the Portfolios do not price their shares. In this case, the NAV of a Portfolio's shares may change on days when you are not able to buy or sell shares.

The Portfolios value their investments based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board of Trustees. The NAV for each Class is calculated by adding up the total value of the relevant Portfolio's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.

NAV =  Total Assets Less Liabilities
       -----------------------------
       Number of Shares Outstanding

You can request each Portfolio's current NAV by calling 1-800-447-1139.

INVESTING IN THE PORTFOLIOS

This section provides information to assist you in buying and selling shares of the Portfolios. Please read the entire Prospectus carefully before buying Class Y shares of a Portfolio.

How to Buy Shares

The minimum initial investment is $3,000,000; there is no minimum for subsequent investments. You may buy Class Y shares of a Portfolio through your account representative at a broker-dealer with whom the Distributor has entered into a sales agreement (an "Authorized Dealer") or the Transfer Agent by wire only.

To buy Class Y shares of a Portfolio by Federal Reserve wire, call the Transfer Agent at 1-800-447-1139 or call your account representative.

If you do not wire Federal Funds, you must have the wire converted into Federal Funds, which usually takes one business day after receipt of a bank wire. The Transfer Agent will not process your investment until it receives Federal Funds.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Call the Transfer Agent at 1-800-447-1139 and provide the following information:

     Your name
     Address

     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds

     The Transfer Agent will then provide you with a Portfolio account number. (If you already have an account, you must also notify the Portfolio before wiring funds.)

B. Instruct your bank to wire the specified amount to the Portfolio as follows:

     PNC Bank, N.A.
     ABA #031000053
     Credit Account Number:  #86-1030-3398
     From:  [your name]
     Account Number:  [your Portfolio account number]
     For Purchase of ______________________ Portfolio
     Amount:  [amount to be invested]

You may open an account when placing an initial order by telephone, provided you then submit an Account Information Form by mail. An Account Information Form is included with this Prospectus. The Transfer Agent will not process your investment until it receives a fully completed and signed Account Information Form.

The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason.

How To Sell Shares

   . You may sell shares on any business day through the Distributor, Authorized
     Dealers or the Transfer Agent.

   . When the Trust receives your redemption requests in proper form, it will sell your shares atthe next determined net asset value.

   . The Trust will wire payment proceeds generally within seven days after it receives your redemption request.

Redemption Procedures

Redemption Through the Distributor or Authorized Dealers

Method of Redemption                          Instructions

   . In person              .  Visit your account representative.

                            . Specify the name of the Portfolio, Class of shares and the number or dollar amount of shares that you wish to sell.

   . By telephone           .  Call your account executive.

                            . Specify the name of the Portfolio and the dollar amount of shares that you wish to sell.

   . By mail                .  Mail your redemption request to your account
                               representative.

                            . Specify the name of the Portfolio and the dollar amount of shares that you wish to sell.

   . By wire                .  Submit wiring instructions to your account
                               representative.

                            . Specify the name of the Portfolio and dollar amount of shares that you wish to sell.

Redemption Through the Transfer Agent

   .By mail                 .  Mail your redemption request to:

                                     PFPC Inc.
                                     Attention:  The Bear Stearns Funds
                                     [Name of the Portfolio]
                                     P.O. Box 8960
                                     Wilmington, Delaware  19899-8960

   . By telephone            .  Call the Transfer Agent at 1-800-447-1139.

                             . Specify the name of the Portfolio and dollar amount of shares that you wish to sell.

Additional Information About Redemptions

   . Wiring redemption proceeds. Upon request, the Trust will wire your proceeds
     ($500 minimum) to your brokerage account or a designated commercial bank account. There is a transaction fee of $7.50 for this service. Please call your account representative for information on how to wire funds to your brokerage account. Or, if you do not have a brokerage account, call the Transfer Agent to wire funds to your bank account.


   . Signature guarantees. If your redemption proceeds exceed $50,000, or if you instruct the Trust to send the proceeds to someone other than the record owner at the record address, or if you are a corporation, partnership, trust or fiduciary, your signature must be guaranteed by any eligible guarantor institution. Call the Transfer Agent at 1-800-447-1139 for information about obtaining a signature guarantee.

   . Telephone policies. You may authorize the Transfer Agent to accept telephone instructions. If you do, the Transfer Agent will accept instructions from people who it believes are authorized to act on your behalf. The Transfer Agent will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. Neither the Portfolio nor the Transfer Agent will be liable for losses for following instructions reasonably believed to be genuine.

   . Redemption by mail may cause a delay. During times of extreme economic or market conditions, you may experience difficulty in contacting your account representative by telephone to request a redemption of shares. If this occurs, please consider using the other redemption procedures described in this Prospectus. Alternative procedures may take longer to sell your shares.

   . Automatic redemption; redemption in kind. If the value of your account falls below $500,000 (for reasons other than changes in market conditions), the Trust may automatically liquidate your account and send you the proceeds. The Trust will send you a notice at least 60 days before doing this. The Trust also reserves the right to redeem your shares "in kind." For example, if you sell a large number of shares and the Portfolio is unable to sell securities to raise cash, the Trust may send you a combination of cash and a share of actual portfolio securities. Call the Transfer Agent for details.

   . Suspension of the Right of Redemption. A Portfolio may suspend your right to redeem your shares under any of the following circumstances:

     . during non-routine closings of the NYSE

     . when the Securities and Exchange Commission ("SEC") determines that (a) trading on the NYSE is restricted or (b) an emergency prevents the sale or valuation of the Portfolio's securities

     . when the SEC orders a suspension to protect the Portfolio's shareholders

DIVIDENDS, DISTRIBUTIONS AND TAXES

[***If you buy shares of a Portfolio shortly before it declares a dividend or a distribution, a portion of your investment in the Portfolio may be returned to you in the form of a taxable distribution.***]

Distributions

The Portfolios pass along your share of their investment earnings in the form of dividends. Dividend distributions are the net dividends or interest earned on investments after expenses. As with any investment, you should consider the tax consequences of an investment in a Portfolio.

Ordinarily, each Portfolio declares and pays dividends from its net investment income annually. The Portfolios will distribute short-term capital gains, as necessary, and normally will pay any long-term capital gains once a year.

You can receive dividends or distributions in one of the following ways:

   . Reinvestment. You can automatically reinvest your dividends and distributions in additional shares of your Portfolio. If you do not indicate another choice on your Account Application, you will receive your distributions this way.

   . Cash. The Trust will send you a check no later than seven days after the payable date.

   . Partial reinvestment. The Trust will automatically reinvest your dividends in additional shares of your Portfolio and pay your capital gain distributions to you in cash. Or, the Trust will automatically reinvest your capital gain distributions and send you your dividends in cash.

   . Directed dividends. You can automatically reinvest your dividends and distributions in the same class of shares of another Portfolio. See the description of this option in the "Shareholder Services" section above.

   . Direct deposit. In most cases, you can automatically transfer dividends and distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer the funds within seven days of the payment date. To receive dividends and distributions this way, the name on your bank account must be the same as the registration on your Portfolio account.

You may choose your distribution method on your original Account Application. If you would like to change the option you selected, please call your account executive or the Transfer Agent at 1-800-447-1139.

Taxes

Each Portfolio intends to continue to qualify as a regulated investment company, which means that it pays no federal income tax on the earnings or capital gains it distributes to its shareholders. It is important for you to be aware of the following information about the tax treatment of your investment.

   . Ordinary dividends from a Portfolio are taxable as ordinary income;
     dividends from a Portfolio's long-term capital gains are taxable as capital gain.

   . Dividends are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares. They may also be subject to state and local taxes.

   . Dividends from the Portfolios that are attributable to interest on certain
     U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. Government obligations will be provided on the tax statements you receive from a Portfolio.

   . Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

   . The Trust will mail you tax statements every January showing the amounts and tax status of distributions you received.

   . When you sell (redeem) or exchange shares of a Portfolio, you must recognize any gain or loss.

   . Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

   . You should review the more detailed discussion of federal income tax considerations in the SAI.

The Trust provides this tax information for your general information. You should consult your own tax adviser about the tax consequences of investing in a Portfolio.

ADDITIONAL INFORMATION

Performance

Financial publications, such as Business Week, Forbes, Money or SmartMoney, may compare a Portfolio's performance to the performance of various indexes and investments for which reliable performance data is available. These publications may also compare a Portfolio's performance to averages, performance rankings, or other information prepared by recognized mutual fund statistical services, such as Lipper Inc.

Shareholder Communications

The Trust may eliminate duplicate mailings of Portfolio materials to shareholders who reside at the same address.

Financial Highlights - STARS Portfolio

The financial highlights table is intended to help you understand the financial performance of the STARS Portfolio since its inception. This information reflects financial results for a single share of the STARS Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the STARS Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _____________________, whose report, along with the STARS Portfolio's financial statements, are included in the STARS Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

Class Y shares of the Focus List Portfolio and the International Portfolio have not yet commenced operations.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
S&P STARS Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. $16.23        $(0.05) $6.74                  $-    $(2.81) $20.11
For the fiscal year ended March 31, 1997..  14.97         (0.02)  2.66                   -     (1.38)  16.23
For the period August 7, 1995* through
March 31, 1996............................  14.13         0.07    1.20                (0.03)   (0.40)  14.97
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   INCREASE/(DECREASE)
                                                      NET             RATIO OF      RATIO OF NET   REFLECTED IN
                                                      ASSETS,         EXPENSES TO   INVESTMENT     EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE       INCOME/(LOSS)  INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET           TO AVERAGE     DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)     NET ASSETS(1)  REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
S&P STARS Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  44.22%        $35,652       1.00%(6)      (0.32)%(6)            0.38%
For the fiscal year ended March 31, 1997..  17.48          14,763       1.00(6)       (0.10)(6)             0.70
For the period August 7, 1995* through
March 31, 1996............................  9.09            8,779       1.00(4)(6)     0.82(4)(6)           0.99(4)
----------------------------------------------------------------

                                                      AVERAGE
                                                      COMMISSION
                                           PORTFOLIO  RATE
                                           TURNOVER   PER
                                           RATE       SHARE(5)
----------------------------------------------------------------
S&P STARS Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 172.78%(7) $0.0541(7)
For the fiscal year ended March 31, 1997.. 220.00(7)   0.0595(7)
For the period August 7, 1995* through
March 31, 1996............................ 295.97(7)   0.0603(7)

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Financial Highlights - Insiders Select Fund

The financial highlights table is intended to help you understand the financial performance of The Insiders Select Fund since its inception. This information reflects financial results for a single share of The Insiders Select Fund. The total returns in the table represent the rate at which an investor would have gained on an investment in The Insiders Select Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _____ _____________, whose report, along with The Insiders Select Fund 's financial statements, are included in The Insiders Select Fund's annual report, which is available by calling the Trust at 1-800-____-_____.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
The Insiders Select Fund
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  14.66         0.07    6.36                   -     (3.00)  18.09
For the fiscal year ended March 31, 1997..  14.02         0.08    2.49                (0.02)   (1.91)  14.66
For the period June 20, 1995* through
March 31, 1996............................  12.12         0.07    1.87                (0.04)      -    14.02
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   INCREASE/(DECREASE)
                                                      NET             RATIO OF      RATIO OF NET   REFLECTED IN
                                                      ASSETS,         EXPENSES TO   INVESTMENT     EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE       INCOME/(LOSS)  INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET           TO AVERAGE     DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)     NET ASSETS(1)  REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
The Insiders Select Fund
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 46.68             1,265      1.15           0.55                1.07
For the fiscal year ended March 31, 1997.. 18.81             1,557      1.15           0.60                1.81
For the period June 20, 1995* through
March 31, 1996............................ 15.98             1,293      1.15(4)        0.97(4)             2.04(4)
---------------------------------------------------------------------

                                                      AVERAGE
                                                      COMMISSION
                                           PORTFOLIO  RATE
                                           TURNOVER   PER
                                           RATE       SHARE(5)
---------------------------------------------------------------------
The Insiders Select Fund
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 115.64       0.0389
For the fiscal year ended March 31, 1997.. 128.42       0.0264
For the period June 20, 1995* through
March 31, 1996............................  93.45       0.0294

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Financial Highlights - Large Cap Portfolio

The financial highlights table is intended to help you understand the financial performance of the Large Cap Portfolio since its inception. This information reflects financial results for a single share of the Large Cap Portfolio. The total returns in the table represent the rate at which an investor would have gained or lost on an investment in the Large Cap Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by _________________________, whose report, along with the Large Cap Portfolio's financial statements, are included in the Large Cap Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  17.18         0.26    7.05                (0.13)   (3.52)  20.84
For the fiscal year ended March 31, 1997..  15.12         0.23    2.17                (0.16)   (0.18)  17.18
For the period September 11, 1995*
through March 31, 1996....................  13.98         0.07    1.16                (0.08)   (0.01)  15.12
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   INCREASE/(DECREASE)
                                                      NET             RATIO OF      RATIO OF NET   REFLECTED IN
                                                      ASSETS,         EXPENSES TO   INVESTMENT     EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE       INCOME/(LOSS)  INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET           TO AVERAGE     DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)     NET ASSETS(1)  REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 45.27             7,263      1.00           0.83                 1.76
For the fiscal year ended March 31, 1997.. 16.04             6,109      1.00           1.00                 1.50
For the period September 11, 1995*
through March 31, 1996.................... 8.75              3,413      1.00(4)        0.76(4)              4.41(4)
----------------------------------------------------------------

                                                      AVERAGE
                                                      COMMISSION
                                           PORTFOLIO  RATE
                                           TURNOVER   PER
                                           RATE       SHARE(5)
----------------------------------------------------------------
Large Cap Value Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 61.75        0.0581
For the fiscal year ended March 31, 1997.. 136.67       0.0593
For the period September 11, 1995*
through March 31, 1996.................... 45.28        0.0596

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Financial Highlights - Small Cap Portfolio

The financial highlights table is intended to help you understand the financial performance of the Small Cap Portfolio since its inception. This information reflects financial results for a single share of the Small Cap Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the Small Cap Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by ___________ __________, whose report, along with the Small Cap Portfolio's financial statements, are included in the Small Cap Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998..  17.47         (0.04)  8.06                   -     (1.84)  23.65
For the fiscal year ended March 31, 1997..  15.85         (0.05)  1.97                   -     (0.30)  17.47
For the period June 22, 1995* through
March 31, 1996............................  13.09            -    3.05                   -     (0.29)  15.85
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   INCREASE/(DECREASE)
                                                      NET             RATIO OF      RATIO OF NET   REFLECTED IN
                                                      ASSETS,         EXPENSES TO   INVESTMENT     EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE       INCOME/(LOSS)  INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET           TO AVERAGE     DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)     NET ASSETS(1)  REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 47.54            31,141      1.00          (0.21)                0.77
For the fiscal year ended March 31, 1997.. 12.19            16,724      1.00          (0.31)                1.00
For the period June 22, 1995* through
March 31, 1996............................ 23.52             8,989      1.00(4)       -                     2.45(4)
----------------------------------------------------------------

                                                      AVERAGE
                                                      COMMISSION
                                           PORTFOLIO  RATE
                                           TURNOVER   PER
                                           RATE       SHARE(5)
----------------------------------------------------------------
Small Cap Value Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the fiscal year ended March 31, 1998.. 90.39      0.0557
For the fiscal year ended March 31, 1997.. 56.88      0.0550
For the period June 22, 1995* through
March 31, 1996............................ 40.79      0.0572

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Financial Highlights - Balanced Portfolio

The financial highlights table is intended to help you understand the financial performance of the Balanced Portfolio since its inception. This information reflects financial results for a single share of the Balanced Portfolio. The total returns in the table represent the rate at which an investor would have gained on an investment in the Balanced Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by ___________ __________, whose report, along with the Balanced Portfolio's financial statements, are included in the Balanced Portfolio's annual report, which is available by calling the Trust at 1-800-____-_____.

------------------------------------------------------------------------------------------------------------
                                                                                             DISTRI-
                                           NET                   NET                         BUTIONS  NET
                                           ASSET     NET         REALIZED AND     DIVIDENDS  FROM NET ASSET
                                           VALUE,    INVESTMENT  UNREALIZED       FROM NET   REALIZED VALUE,
                                           BEGINNING INCOME      GAIN ON          INVESTMENT CAPITAL  END OF
                                           OF PERIOD (LOSS)**(1) INVESTMENTS**(2) INCOME     GAINS    PERIOD
------------------------------------------------------------------------------------------------------------
Balanced Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the period January 6, 1998* through
March 31, 1998............................  12.05         0.06    0.88                (0.04)      -    12.95
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   INCREASE/(DECREASE)
                                                      NET             RATIO OF      RATIO OF NET   REFLECTED IN
                                                      ASSETS,         EXPENSES TO   INVESTMENT     EXPENSE RATIOS AND NET
                                           TOTAL      END OF          AVERAGE       INCOME/(LOSS)  INVESTMENT INCOME/(LOSS)
                                           INVESTMENT PERIOD          NET           TO AVERAGE     DUE TO WAIVERS AND
                                           RETURN(3)  (000'S omitted) ASSETS(1)     NET ASSETS(1)  REIMBURSEMENTS
---------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the period January 6, 1998* through
March 31, 1998............................7.80                 5,685 0.70(4)        2.98(4)       3.12(4)
----------------------------------------------------------------

                                                      AVERAGE
                                                      COMMISSION
                                           PORTFOLIO  RATE
                                           TURNOVER   PER
                                           RATE       SHARE(5)
----------------------------------------------------------------
Balanced Portfolio
Class Y
For the fiscal year ended March 31, 1999..
For the period January 6, 1998* through
March 31, 1998............................712.72      0.0543

-----
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) Annualized.
(5) Represents average commission rate per share charged to the Portfolios on purchase and sales of investments subject to such commissions during each period.
(6) Includes S&P STARS' share of S&P STARS Master Series' expenses for the period prior to June 25, 1997.
(7) Portfolio turnover rate and average commission rate per share are related to S&P STARS Master Series for the period prior to June 25, 1997.

Statement of Additional Information. The Statement of Additional Information ("SAI") provides a more complete discussion of several of the matters contained in this Prospectus and is incorporated by reference, which means that it is legally a part of this Prospectus as if it were included here.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about each Portfolio's investments, including a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.

   . To obtain a free copy of the SAI and the current annual or semi-annual reports or to make any other inquiries about a Portfolio, you may call or write:

                PFPC Inc.
                Attention:  The Bear Stearns Funds
                P.O. Box 8960
                Wilmington, Delaware 19899-8960
                Telephone:  1-800-447-1139 or 1-800-766-4111

   . You may obtain copies of the SAI or financial reports

     . for free by calling or writing broker-dealers or other financial intermediaries that sell a Portfolio's shares

     . for a fee by calling or writing the Public Reference Room of the Securities Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009 (1-800-SEC-0330)

     . for free by visiting the SEC's Worldwide Web site at http://www.sec.gov.
                                                            ------------------

You may also obtain a copy of a Portfolio's prospectus from the Bear Stearns Worldwide Web site at http://www.bearstearns.com.
                      --------------------------

Investment Company Act File No. 811-8798

The                             .  S&P STARS Portfolio
Bear Stearns                    .  The Insiders Select Fund
Funds                           .  Large Cap Value Portfolio
                                .  Small Cap Value Portfolio
575 Lexington Avenue            .  Focus List Portfolio
New York, NY 10022              .  Balanced Portfolio
1-800-766-4111                  .  International Equity Portfolio


Distributor
-----------
Bear, Stearns & Co. Inc.
575 Lexington Avenue
New York, NY 10022

Investment Adviser
------------------
Bear Stearns Asset Management Inc.
575 Lexington Avenue
New York, NY 10022

Sub-Investment Adviser (International Portfolio)
------------------------------------------------
Marvin & Palmer Associates, Inc.
1201 North Market Street, Suite 2300
Wilmington, DE  19801

Administrator
-------------
Bear Stearns Funds Management Inc.
575 Lexington Avenue
New York, NY 10022

Custodian
---------
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer & Dividend
Disbursement Agent
------------------
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
-------
Kramer Levin Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

Independent Auditors
--------------------
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

                   T H E   B E A R   S T E A R N S  F U N D S
  5 7 5  L E X I N G T O N   A V E N U E   N E W  Y O R K,  N Y  1 0 0 2 2
                          1 - 8 0 0 - 4 4 7 - 1 1 3 9




                             The Bear Stearns Funds

                          Prime Money Market Portfolio


                                 Class Y Shares

                                   PROSPECTUS



                                 _______, 1999




This Prospectus provides important information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

            The Securities and Exchange Commission has not approved
             the Portfolio's shares as an investment or determined
                whether this Prospectus is accurate or complete.
             Anyone who tells you otherwise is committing a crime.

   The Portfolio described in this Prospectus is a series of The Bear Stearns Funds, a registered open-end management investment company (the "Trust").

Table of Contents

RISK/RETURN SUMMARY

INVESTMENTS

RISK FACTORS

MANAGEMENT OF THE PORTFOLIO

HOW THE PORTFOLIO VALUES ITS SHARES

INVESTING IN THE PORTFOLIO

     How to Buy Shares

     How to Sell Shares

DIVIDENDS, DISTRIBUTIONS AND TAXES

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

It is important to keep in mind that mutual fund shares are:

        . not deposits or obligations of any bank

        . not insured by the FDIC

        . subject to investment risk, including possible loss of the amount invested

PRIME MONEY MARKET PORTFOLIO

RISK/RETURN SUMMARY

Investment Objective

Liquidity and current income consistent with stability of principal.

Principal Strategies

In pursuing its investment objective, the Prime Money Market Portfolio (the "Portfolio") will invest in a broad range of U.S. dollar-denominated short-term instruments, including

 .  U.S. Government obligations

 .  Commercial paper, notes, certificates of deposit, bankers acceptances

 .  Repurchase agreements

 .  Floating and variable rate securities

 . Time deposits and instruments issued or backed by U.S. or foreign banks or savings institutions with total assets of at least $1 billion at the time of purchase

 .  Foreign securities

Important Characteristics of the Portfolio:

Quality: The Portfolio will invest in securities rated by at least two nationally recognized statistical rating organizations ("NRSROs"), including Standard & Poor's and Moody's, or by one NRSRO, if only that NRSRO has rated the security at the time that the Portfolio acquires it. For a discussion of the ratings categories of various NRSROs, see the Appendix to the Statement of Additional Information (the "SAI").

The Portfolio will limit its portfolio investments to

 . securities that are rated at the time of acquisition in one of an NRSRO's two highest short-term rating categories

 .  securities of issuers whose other short-term debt securities are so rated

 .  unrated securities that are deemed comparable by Bear Stearns Asset
   Management Inc., the Portfolio's investment adviser ("BSAM" or the "Adviser")

The Board of Trustees has established policies to ensure that the Portfolio invests in high quality, liquid instruments.

Maturity: The Portfolio has a weighted average maturity of 90 days or less. The Portfolio may acquire individual investments with remaining maturities ranging from one day to 397 days. Floating and variable rate instruments are considered to be within the maturity range described above, despite having nominal remaining maturities greater than 397 days, because of their floating rate or reset features. For a description of floating and variable rate securities, see "Investments" in this Prospectus.

Principal Risks

The Portfolio is subject to the following principal risks, more fully described in "Risk Factors." All or some of these risks may adversely affect the Portfolio's net asset value, yield and/or total return:

 .  An agency or instrumentality may default on its obligation and the U. S.
   Government may not provide financial support

 . Short-term interest rates may decline, causing the Portfolio to invest assets at lower rates

 . The rate of inflation may increase more quickly than the returns for money market funds

 . The market value of floating or variable rate securities may fall to the extent that the Portfolio's share price declines below $1.00 due to changing interest rate relationships among securities maturing at different times

 .  Rapidly rising short-term interest rates may cause the Portfolio's securities to decline in value and cause the Portfolio's share price to decline below $1.00

 . Foreign securities may experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and the risks that a foreign government may take over assets

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Who may want to invest in the Portfolio

The Portfolio may be appropriate for investors who:

        .  need current income

        . are seeking preservation of capital

        . are willing to accept lower potential returns in return for safety

        . are not willing to take any risk that they may lose money on their investment

The Portfolio may not be appropriate for investors who:
                  ---

        . want potential growth over time

PERFORMANCE

The bar chart and table below show the risks of investing in the Portfolio by showing changes in the performance of its Class Y Shares as of December 31, 1998 from year to year since inception. The table shows how the Portfolio's average annual total return for one year and since the date of inception. The figures shown assume reinvestment of dividends and distributions.

***Past performance is not necessarily an indication of future results.***

Bar Chart

1997:  ___.__% (1)
1998:  ___.__% (2)

(1) Commenced investment operations on July 14, 1997.  Return is not annualized.
(2) The Portfolio's year-to-date return as of June 30, 1999 was ___.__%.

During the period shown in the bar chart, the highest quarterly return was XX% (for the quarter ended ____ 19__) and the lowest quarterly return was YY% (for the quarter ended _____19 __).

--------------------------------------------------------------------------------
Average Annual Total Returns                                            Since
(for the periods ended December 31, 1998)                    1 Year   Inception*
--------------------------------------------------------------------------------
Class Y                                                      ___.__%   ___.__%
--------------------------------------------------------------------------------
*  Class Y shares commenced operations on July 14, 1997.

The "seven-day yield" is an annualized figure -- the amount you would earn if you kept your investment in the Portfolio and the Portfolio continued to earn the same net interest income throughout the year. The Portfolio's seven-day yield as of December 31, 1998 was ___.___%. For the Portfolio's current seven-day yield, call at 800-____-_____.

The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded. The Portfolio's seven-day effective yield as of December 31, 1998 was ___.__%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

-------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)            Class Y
-------------------------------------------------------------------------------

Maximum sales charge (load) imposed on                             None
purchases (as a percentage of offering price)
-------------------------------------------------------------------------------

Sales charge imposed on reinvested dividends                       None
-------------------------------------------------------------------------------

Redemption fees                                                    None
-------------------------------------------------------------------------------

Maximum deferred sales charge
(load) (as a percentage of offering price)                         None
-------------------------------------------------------------------------------

The Annual Portfolio Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Portfolio. The Portfolio pays these expenses from its assets.

ANNUAL PORTFOLIO OPERATING EXPENSES

-------------------------------------------------------------------------------
                                                         Class Y
                                                         -------
-------------------------------------------------------------------------------
Management Fees                                           0.20%
Distribution (12b-1) Fees                                 0.00%
Other Expenses                                            0.  %
                                                          -----
Total Portfolio Operating Expenses                        0.__%
Fee Waiver and Expense Reimbursement                     (0.__)%
                                                          -----
Net Expenses (1)                                          0.20%
                                                          =====
-------------------------------------------------------------------------------

(1) The expenses shown are based on historical expenses of the Portfolio adjusted to reflect current expenses. The Adviser has agreed to waive its fee and/or reimburse certain expenses until at least March 31, 2000 so that the Portfolio's net expenses do not exceed the amount indicated above.

Example

This Example illustrates the cost of investing in the Portfolio over various time periods. It is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that:

        .  you invest $10,000 in the Portfolio

        .  your investment returns 5% each year

        .  the Portfolio's operating expenses remain the same*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares at the end of each period --

--------------------------------------------------------------------------------
                1 Year        3 Years        5 Years         10 Years
--------------------------------------------------------------------------------
Class Y         $_______      $_______       $_______        $_______

--------------------------------------------------------------------------------
If you do not sell your shares at the end of each period --
          ---

--------------------------------------------------------------------------------
                1 Year        3 Years        5 Years         10 Years
--------------------------------------------------------------------------------
Class Y         $_______      $_______       $_______        $_______

--------------------------------------------------------------------------------
* This Example assumes that net portfolio operating expenses will equal 0.20% until March 31, 2000 and thereafter will equal __.____%.

INVESTMENTS

The Portfolio may invest in the following instruments to achieve its investment objective.

        . Floating and variable rate securities. The interest rate offered by a floating rate security adjusts whenever a specified interest rate (such as a bank's prime lending rate) changes. The interest rate offered by a variable rate security adjusts (resets) on particular dates (such as the last day of a month or calendar quarter). Upon adjustment, the market value of a floating or variable rate security can reasonably be expected to equal its amortized cost. Some of these securities may be illiquid.

        . Repurchase agreements are a type of secured lending and typically involve the acquisition of debt securities from a financial institution, such as a bank, savings and loan association or broker-dealer, which then agrees to repurchase the security at a specified resale price on an specified future date (ordinarily a week or less). The difference between the purchase and resale prices generally reflects the market interest rate for the term of the agreement.

        . Reverse repurchase agreements. The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements in which the Portfolio would sell securities to financial institutions and agree to repurchase them at an agreed upon date and price. The Portfolio may enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions. Reverse repurchase agreements involve the risk that the market value of the securities that the Portfolio sold may decline below the price of the securities the Portfolio must repurchase.

        . Treasury STRIPS. The principal and interest components of U.S. Treasury bonds may be separated and traded independently under the federal Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. The resulting securities pay no interest and are sold at a discount to face value. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

        . U.S. Government obligations are notes and bonds issued or guaranteed by the U.S. Government (including Treasury STRIPS, described above), its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality.

        . When-issued securities and forward commitments. When-issued transactions arise when securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield. In a forward commitment transaction, a buyer agrees to purchase securities for a fixed price at a future date beyond customary settlement time. A purchaser may enter into offsetting contracts for the forward sale of other securities that it owns.

Other Investment Strategies

[***The Portfolio may invest defensively to protect against a downturn.***]

        . Temporary Defensive Measures. From time to time, during unfavorable market conditions, the Adviser may invest "defensively." This means the Portfolio may make temporary investments that are not consistent with its investment objective and principal strategies. Engaging in temporary defensive measures may reduce the benefit from any upswing in the market and may cause the Portfolio to fail to meet its investment objective. For temporary defensive purposes and for cash management, the Portfolio may hold cash (U.S. dollars).

        . Portfolio Turnover. The Adviser may trade actively to achieve the Portfolio's goals. This may result in higher capital gains distributions, which would increase your tax liability. Frequent trading may also increase the Portfolio's costs, lessening its performance over time.

The SAI describes the Portfolio's investment strategies in more detail.

RISK FACTORS

As with all mutual funds, investing in the Portfolio involves certain risks. There is no guarantee that the Portfolio will meet its investment objective. There is never any assurance that the Portfolio will perform as it has in the past.

The Portfolio may use various investment techniques, some of which involve greater amounts of risk than others. You will find a detailed discussion of these investment techniques in the SAI. To reduce risk, the Portfolio are subject to certain limitations and restrictions on its investments, which are also described in the SAI.

The Portfolio is subject to the following principal risks.

General risks

        . Market risk is the risk that the market value of a security may go up or down, sometimes rapidly. These fluctuations may cause the security to be worth less than it was at the time it was acquired. Market risk may involve a single security, a particular sector, or the entire economy.

        . Manager risk is the risk that the portfolio managers' investment strategy may not produce the intended results. Manager risk also involves the possibility that the portfolio managers fail to execute an investment strategy effectively.

        . $1.00 Net Asset Value Risk. In order to maintain a $1.00 per share net asset value, the Portfolio could reduce the number of its outstanding shares. The Portfolio could do this if there were a default on, or significant decline in value of, an investment held by the Portfolio. If this happened, you would own fewer shares.

        . Year 2000 risk. Like all mutual funds, the Portfolio could be adversely affected if the computer systems used by its service providers, including shareholder servicing agents, are unable to recognize dates after 1999. The risk of such a computer failure may be greater as it relates to investments in foreign countries. The Portfolio's service providers have been actively updating their systems to be able to process Year 2000 data. There can be no assurance, however, that these steps will be adequate to avoid a temporary service disruption or other adverse impact on the Portfolio. In addition, an issuer's failure to process accurately Year 2000 data may cause that issuer's securities to decline in value or delay the payment of interest to the Portfolio.

Risks of debt securities

        . Income risk. Declines in the general level of short-term interest rates obligate the Portfolio to make new investments in securities that offer less interest than older securities.

        . Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by the Portfolio's debt securities. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

        . Adjustable rate security risk. The market price of an adjustable rate security may fall for various reasons, including the following:

           . the relationship among interest rates across a range of maturities (often referred to as the "yield curve") changes

           .  investors demand higher risk premiums

           .  investors believe that interest rates will rise

           . the supply of securities associated with the relevant benchmark interest rate or index exceeds the demand

           For example, an adjustable rate security's market price will decline if one or more of these factors causes the interest rate of newly-issued adjustable rate securities to be set at a higher level than that paid by the older security. For instance, the market price of an outstanding adjustable rate note that pays 3.00% below a bank's prime lending rate will decline if comparable newly-issued adjustable rate notes offer 2.00% below the bank's prime rate.

Risks of foreign securities

        . Foreign issuer risk. Compared to U.S. and Canadian companies, less information is generally available to the public about foreign companies. Foreign stock exchanges, brokers, and listed companies may be subject to less regulation and supervision by foreign governments or other agencies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by U.S. issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments more volatile than U.S. investments.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., is the investment adviser of the Portfolio. The Adviser is located at 575 Lexington Avenue, New York, New York 10022. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear, Stearns & Co. Inc., is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institutional and individual investors. The Adviser is a registered investment adviser and offers, either directly or through affiliates, investment advisory and administrative services to open-end and closed-end investment funds and other managed pooled investment vehicles with net assets at ________ __, 1999 of over $X.X billion. The Adviser is also a registered broker-dealer.

The Adviser supervises and assists in the overall management of the affairs of the Trust, subject to oversight by the Trust's Board of Trustees.

For the fiscal year ended March 31, 1999, the Adviser received management fees based on a percentage of the average daily net assets of the Portfolio in the
amount of     .      .
          ----   ----

HOW THE PORTFOLIO VALUES ITS SHARES

[The net asset value (NAV), multiplied by the number of Portfolio shares you own, gives you the value of your investment.]

The Portfolio calculates its share price, called its net asset value ("NAV"), each business day at 3:00 p.m. Eastern Time. You may buy or sell shares on any business day at the NAV that is calculated after you place your order. A business day is a day on which the New York Stock Exchange, Inc. and the Federal Reserve Bank of New York is open.

Portfolio securities that are listed primarily on foreign exchanges may trade on weekends or on other days on which the Portfolio does not price its shares. In this case, the Portfolio's NAV may change on days when you are not able to buy or sell shares.

The Portfolio seeks to maintain a $1.00 NAV, although there is no guarantee that it will be able to do so. The Portfolio uses the "Amortized Cost Method" to value securities. You can read about this method in the SAI.

INVESTING IN THE PORTFOLIO

This section provides information to assist you in buying and selling shares of the Portfolio. Please read the entire Prospectus carefully before buying shares of the Portfolio.

How to Buy Shares

The minimum initial investment is $3,000,000; there is no minimum for subsequent investments. You may buy shares of the Portfolio through your account representative at a broker-dealer with whom the Distributor has entered into a sales agreement (an "Authorized Dealer") or the Transfer Agent by wire only.

To buy shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at 1-800-447-1139 or call your account representative.

If you do not wire Federal Funds, you must have the wire converted into Federal Funds, which usually takes one business day after receipt of a bank wire. The Transfer Agent will not process your investment until it receives Federal Funds.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A. Call the Transfer Agent at 1-800-447-1139 and provide the following information:

     Your name
     Address
     Telephone number
     Taxpayer ID number
     The amount being wired
     The identity of the bank wiring funds

     The Transfer Agent will then provide you with a Portfolio account number. (If you already have an account, you must also notify the Portfolio before wiring funds.)

B. Instruct your bank to wire the specified amount to the Portfolio as follows:

     PNC Bank, N.A.
     ABA #031000053
     Credit Account Number:  #86-1030-3398
     From:  [your name]
     Account Number:  [your Portfolio account number]
     For Purchase of Prime Money Market Portfolio
     Amount:  [amount to be invested]

You may open an account when placing an initial order by telephone, provided you then submit an Account Information Form by mail. An Account Information Form is included with this Prospectus. The Transfer Agent will not process your investment until it receives a fully completed and signed gAccount Information Form.

The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason.

How To Sell Shares

        . You may sell shares on any business day through the Distributor, Authorized Dealers or the Transfer Agent.

        . When the Trust receives your redemption requests in proper form, it will sell your shares at the next determined net asset value.

        . The Trust will wire payment proceeds generally within seven days after it receives your redemption request.

Redemption Procedures

Redemption Through.the Distributor or Authorized Dealers

Method of Redemption                          Instructions

 . In person                 .  Visit your account representative.

                            . Specify the name of the Portfolio, Class of shares and the number or dollar amount of shares that you wish to sell.

 . By telephone              .  Call your account executive.

                            . Specify the name of the Portfolio and the dollar amount of shares that you wish to sell.

 . By mail                   .  Mail your redemption request to your account
                               representative.

                            . Specify the name of the Portfolio and the dollar amount of shares that you wish to sell.

 . By wire                   .  Submit wiring instructions to your account
                               representative.

                            . Specify the name of the Portfolio and dollar amount of shares that you wish to sell.

Redemption Through the Transfer Agent

 . By mail                   .  Mail your redemption request to:

                                        PFPC Inc.
                                        Attention:  The Bear Stearns Funds
                                        Prime Money Market Portfolio
                                        P.O. Box 8960
                                        Wilmington, Delaware  19899-8960

 . By telephone              .  Call the Transfer Agent at 1-800-447-1139.

                            . Specify the name of the Portfolio and dollar amount of shares that you wish to sell.

Additional Information About Redemptions

        . Wiring redemption proceeds. Upon request, the Trust will wire your proceeds ($500 minimum) to your brokerage account or a designated commercial bank account. There is a transaction fee of $7.50 for this service. Please call your account representative for information on how to wire funds to your brokerage account. Or, if you do not have a brokerage account, call the Transfer Agent to wire funds to your bank account.

        . Signature guarantees. If your redemption proceeds exceed $50,000, or if you instruct the Trust to send the proceeds to someone other than the record owner at the record address, or if you are a corporation, partnership, trust or fiduciary, your signature must be guaranteed by any eligible guarantor institution. Call the Transfer Agent at 1-800-447-1139 for information about obtaining a signature guarantee.

        . Telephone policies. You may authorize the Transfer Agent to accept telephone instructions. If you do, the Transfer Agent will accept instructions from people who it believes are authorized to act on your behalf. The Transfer Agent will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. Neither the Portfolio nor the Transfer Agent will be liable for losses for following instructions reasonably believed to be genuine.

        . Redemption by mail may cause a delay. During times of extreme economic or market conditions, you may experience difficulty in contacting your account representative by telephone to request a redemption of shares. If this occurs, please consider using the other redemption procedures described in this Prospectus. Alternative procedures may take longer to sell your shares.

        . Automatic redemption; redemption in kind. If the value of your account falls below $500,000 (for reasons other than changes in market conditions), the Trust may automatically liquidate your account and send you the proceeds. The Trust will send you a notice at least 60 days before doing this. The Trust also reserves the right to redeem your shares "in kind." For example, if you sell a large number of shares and the Portfolio is unable to sell securities to raise cash, the Trust may send you a combination of cash and a share of actual portfolio securities. Call the Transfer Agent for details.

        . Suspension of the Right of Redemption. The Portfolio may suspend your right to redeem your shares under any of the following circumstances:

           . during non-routine closings of the NYSE

           . when the Securities and Exchange Commission ("SEC") determines that
             (a) trading on the NYSE is restricted or (b) an emergency prevents the sale or valuation of the Portfolio's securities

           . when the SEC orders a suspension to protect the Portfolio's shareholders

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions

The Portfolio passes along your share of its investment earnings in the form of dividends. Dividend distributions are the net dividends or interest earned on investments after expenses. As with any investment, you should consider the tax consequences of an investment in the Portfolio.

Ordinarily, the Portfolio declares dividends from its net investment income daily and pays them monthly. The Portfolio will distribute short-term capital gains, as necessary, and normally will pay any long-term capital gains once a year.

You can receive dividends or distributions in one of the following ways:

        . Reinvestment. You can automatically reinvest your dividends and distributions in additional shares of the Portfolio. If you do not indicate another choice on your Account Application, you will receive your distributions this way.

        . Cash. The Trust will wire funds to you no later than seven days after the payable date.

        . Partial reinvestment. The Trust will automatically reinvest your dividends in additional shares of the Portfolio and pay your capital gain distributions to you in cash. Or, the Trust will automatically reinvest your capital gain distributions and send you your dividends in cash.

        . Direct deposit. In most cases, you can automatically transfer dividends and distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer the funds within seven days of the payment date. To receive dividends and distributions this way, the name on your bank account must be the same as the registration on your Portfolio account.

You may choose your distribution method on your original Account Application. If you would like to change the option you selected, please call your account representative or the Transfer Agent at 1-800-447-1139.

Taxes

The Portfolio intends to continue to qualify as a regulated investment company, which means that it pays no federal income tax on the earnings or capital gains it distributes to its shareholders. It is important for you to be aware of the following information about the tax treatment of your investment.

        . Ordinary dividends from the Portfolio are taxable as ordinary income; dividends from the Portfolio's long-term capital gains are taxable as capital gain.

        . Dividends are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares. They may also be subject to state and local taxes.

        . Dividends from the Portfolio that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. Government obligations will be provided on the tax statements you receive from the Portfolio.

        . Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

        . The Trust will mail you tax statements every January showing the amounts and tax status of distributions you received.

        . When you sell (redeem) shares of the Portfolio, you must recognize any gain or loss. However, as long as the Portfolio's NAV per share does not deviate from $1.00, there will be no gain or loss.

        . Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

        . You should review the more detailed discussion of federal income tax considerations in the SAI.

The Trust provides this tax information for your general information. You should consult your own tax adviser about the tax consequences of investing in the Portfolio.

ADDITIONAL INFORMATION

Performance

Financial publications, such as Business Week, Forbes, Money or SmartMoney, may compare the Portfolio's performance to the performance of various indexes and investments for which reliable performance data is available. These publications may also compare the Portfolio's performance to averages, performance rankings, or other information prepared by recognized mutual fund statistical services, such as Lipper Inc.

Shareholder Communications

The Trust may eliminate duplicate mailings of Portfolio materials to shareholders who reside at the same address.

Financial Highlights - Prime Money Market Portfolio

The financial highlights table is intended to help you understand the financial performance of the Portfolio since its inception. This information reflects financial results for a single share of the Portfolio. The total returns in the table represent the rate at which an investor would have gained or lost on an investment in the Portfolio (assuming reinvestment of all dividends and
distributions).  This information has been audited by                        ,
                                                      -----------------------
whose report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available by calling the Trust at 1-800-
____-_____.

                                                                    FOR THE FISCAL                 FOR THE PERIOD
                                                                     YEAR ENDED                     JULY 14, 1997*
                                                                    MARCH 31, 1999              THROUGH MARCH 31, 1998
                                                                    ---------------             ----------------------
Per Share Operating Performance
   Net asset value, beginning of period.........................                                     $   1.00
   Net investment income(1).....................................                                       0.0399
                                                                                                --------------
   Net increase in net assets resulting from operations.........                                       0.0399
                                                                                                --------------
   Dividends to shareholders from net investment income.........                                      (0.0399)
                                                                                                --------------
   Net asset value, end of period...............................                                     $   1.00
                                                                                                ==============
   Total investment return(2)(3)................................                                         5.72%
                                                                                                ==============
Ratios/Supplemental Data
   Net assets, end of period (000's omitted)....................                                     $121,460
   Ratio of expenses to average net assets(1)(3)(4).............                                         0.13%
   Ratio of net investment income to average net assets(1)(3)...                                         5.58%
   Decrease reflected in above expense ratio and net investment
    income due to waivers and related reimbursements(3).........                               .         0.52%

-----
 * Commencement of investment operations.
(1) Reflects waivers and related reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends.
(3) Annualized.
(4) Without the waiver of advisory fee and related reimbursement of certain operating expenses, the annualized ratio of expenses to average net assets for Prime Money Market Portfolio would have been 0.65% for the period July 14, 1997 through March 31, 1998.


Further information about performance is contained in the Portfolio's Statement of Additional Information and Annual Report, which may be obtained without charge by writing to the address or calling one of the telephone numbers listed under General Information.

Statement of Additional Information. The Statement of Additional Information ("SAI") provides a more complete discussion of several of the matters contained in this Prospectus and is incorporated by reference, which means that it is legally a part of this Prospectus as if it were included here.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Portfolio's investments, including a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

        . To obtain a free copy of the SAI and the current annual or semi-annual reports or to make any other inquiries about the Portfolio, you may call or write:

                    PFPC Inc.
                    Attention:  The Bear Stearns Funds
                    P.O. Box 8960
                    Wilmington, Delaware 19899-8960
                    Telephone:  1-800-447-1139 or 1-800-766-4111

        . You may obtain copies of the SAI or financial reports

          . for free by calling or writing broker-dealers or other financial intermediaries that sell the Portfolio's shares

          . for a fee by calling or writing the Public Reference Room of the Securities Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009 (1-800-SEC-0330)

          . for free by visiting the SEC's Worldwide Web site at
            http://www.sec.gov.
            ------------------

You may also obtain a copy of the Portfolio's prospectus from the Bear Stearns Worldwide Web site at http://www.bearstearns.com.
                      --------------------------

Investment Company Act File No. 811-8798

The                               Prime Money Market Portfolio
Bear Stearns
Funds


575 Lexington Avenue
New York, NY 10022
1-800-766-4111

Distributor
-----------
Bear, Stearns & Co. Inc.
575 Lexington Avenue
New York, NY 10022

Investment Adviser
------------------
Bear Stearns Asset Management Inc.
575 Lexington Avenue
New York, NY 10022

Administrator
-------------
Bear Stearns Funds Management Inc.
575 Lexington Avenue
New York, NY 10022

Custodian
---------
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer & Dividend
Disbursement Agent
------------------
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
-------
Kramer Levin Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

Independent Auditors
--------------------
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Registrant's statement of additional information is incorporated by reference to post-effective amendment No. 22 to Registrant's registration statement on Form N-1A, filed with the SEC on May 14, 1999.

                            THE BEAR STEARNS FUNDS
                           PART C. OTHER INFORMATION

Item 23.  Exhibits
          --------

          (a)  Exhibits:

          EX-99.B1(a)  Agreement and Declaration of Trust is incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          EX-99.B1(b)  Amendment to Agreement and Declaration of Trust is
                       incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          EX-99.B2 By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          EX-99.B3     None.

          EX-99.B4(a)  Investment Advisory Agreement between the Registrant and
                       Bear Stearns Asset Management Inc. ("BSAM")(formerly known as Bear Stearns Funds Management Inc.), with respect to Large Cap Value Portfolio, Small Cap Value Portfolio and Income Portfolio, is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          Ex-99.B4(b)  Investment Advisory Agreement between the Registrant and
                       BSAM with respect to The Insiders Select Fund, is incorporated by reference to Exhibit 4(b) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          Ex-99.B4(c)  Investment Advisory Agreement between Registrant and
                       BSAM, with respect to Focus List Portfolio, is incorporated by reference to Exhibit 4(c) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          Ex-99.B4(d)  Investment Advisory Agreement between Registrant and
                       BSAM, with respect to S&P STARS Portfolio, is incorporated by reference to Exhibit 4(d) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          EX-99.B4(e)  Investment Advisory Agreement between the Registrant and
                       BSAM, with respect to Prime Money Market Portfolio, is incorporated by reference to Exhibit 4(e) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          EX-99.B4(f)  Investment Advisory Agreement between the Registrant and
                       BSAM, with respect to Balanced Portfolio, High Yield Total Return Portfolio and International Equity Portfolio, is incorporated by reference to Exhibit 4(f) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          EX-99.B4(g)  Sub-Investment Advisory Agreement between BSAM and Marvin
                       & Palmer Associates, Inc., with respect to International Equity Portfolio is incorporated by reference to Exhibit 5 (d) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed electronically on July 28, 1998, accession number 0000922423-98-000722.

          EX-99.B5(a)  Distribution Agreement between the Registrant and Bear,
                       Stearns & Co. Inc., with revised Schedule I as of September 8, 1997, is incorporated by reference to
                       Exhibit 6 (a) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed electronically on July

                       28, 1998, accession number 0000922423-98-000722.

          EX-99.B5(b)  Dealer Agreement is incorporated by reference to Exhibit
                       5(b) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          EX-99.B6     None.

          EX-99.B7 Custody Agreements between the Registrant and Custodial Trust Company are incorporated by reference to Exhibit
                       (8) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          EX-99.B8(a)  Administration Agreement between the Registrant and BSAM is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          EX-99.B8(b)  Administrative Services Agreement, as amended, between the Registrant and PFPC Inc. is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          EX-99.B9 Opinion of Kramer Levin Naftalis & Frankel LLP as to the legality of the securities registered is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed electronically on July 28, 1998, accession number 0000922423-98-000722.

          EX-99.B10(a) Consent of Kramer Levin Naftalis & Frankel LLP is filed herewith.

          EX-99.B10(b) Consent of Deloitte & Touche LLP is filed herewith.

          EX-99.B11    None.

          EX-99.B12    None.

          Ex-99.B13(a) Amended and Restated Distribution Plan for Class A, B and
                       C shares of S&P STARS Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, Total Return Bond Portfolio, The Insiders Select Fund, Focus List Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and International Equity Portfolio is incorporated by reference to Exhibit 13(a) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          Ex-99.B13(b) Shareholder Servicing Plan for Class A, B and C shares of
                       S&P STARS Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, Total Return Bond Portfolio, The Insiders Select Fund, Focus List Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and International Equity Portfolio, is incorporated by reference to Exhibit 13(b) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed electronically on May 14, 1999.

          EX-99.B14    Financial Data Schedules are filed herewith as Exhibit
                       27.

          EX-99.B15    Rule 18f-3 Plan, as revised, is incorporated by reference
                       to Exhibit 15 of Post-Effective Amendment No. 22 to the
                       Registration Statement on Form N-1A filed electronically on May 14, 1999.

          Other Exhibits:

          EX-99.A Certificate of Corporate Secretary is incorporated by reference to Other Exhibit (a)yof Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

          EX-99.B Powers of Attorney of Michael Minikes, Peter M. Bren, Alan J. Dixon, John R. McKernan, Jr. and M.B. Oglesby, Jr. is incorporated by reference to post effective amendment No. 22 to the registration statement on Form N-1A filed on May 14, 1999.

Item 24.  Persons Controlled by or Under Common Control with
          --------------------------------------------------
          the Fund
          --------

          Not Applicable


Item 25.  Indemnification
          ---------------
     Reference is made to Article VIII of the Registrant's Declaration of Trust (filed as Exhibit 1(a) to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference). The application of these provisions is limited by Article 10 of the Registrant's By-Laws (filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference) and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

     Reference also is made to the Distribution Agreement previously filed as
Exhibit 6(a) to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Bear Stearns Asset Management Inc. (BSAM), the investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BSAM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by BSAM (SEC File No. 801-29862).


Item 27.  Principal Underwriters
          ----------------------

     (a) Bear, Stearns & Co. Inc. ("Bear Stearns") acts as principal underwriter or depositor for the following investment companies:

     .  Bear Stearns Investment Trust -- Emerging Markets Debt Portfolio

     .  Managed Securities Plus Fund, Inc.

     (b) Set forth below is a list of each executive officer and director of Bear Stearns. All Directors and Executive Officers are also Senior Managing Directors. The principal business address of each such person is 245 Park Avenue, New York, New York 10167, except as set forth below.

                        Positions and                   Positions and
                        Offices with                    Offices with
Name                    Bear Stearns                    Registrant
---------------         ------------                    -----------

Directors
---------

Alan C. Greenberg       Chairman of the Board/
                        Chairman of the Executive Committee
E. John Rosenwald Jr.   Vice Chairman
Michael L. Tarnopol     Vice Chairman
James E. Cayne          President/Chief Executive Officer
Mark E. Lehman          Vice Chairman
Alan D. Schwartz        Executive Vice President
William J. Montgoris    Chief Operating Officer
Warren J. Spector       Executive Vice President
Michael Minikes         Treasurer Chairman/Trustee
Samuel L. Molinaro Jr.  Chief Financial Officer/
                        Senior Vice President - Finance
Denis A. Bovin
Peter D. Cherasia
Ralph R. Cioffi
Barry J. Cohen
Wendy L. de Monchaux
Bruce E. Geismar
Richard Harriton
Daniel L. Keating

John Knight
David A. Liebowitz
Bruce M. Lisman
Roland N. Livney
Jeffrey Mayer
Gary M. McLoughlin
Donald R. Mullen Jr.
Fares D. Noujaim
Craig M. Overlander
Stephen E. Raphael
Richard B. Sachs
David M. Solomon
Robert M. Steinberg
Donald W. Tang
Michael J. Urfirer
Eli Wachtel
Michael Winchell
Uzi Zucker
John H. Slade           Director Emeritus


                        Positions and           Positions and
                        Offices with            Offices with
Name                    Bear Stearns            Registrant
------------------      ------------            ----------

Executive Officers
------------------

Alan C. Greenberg       Chairman of the Board/
                        Chairman of the Executive Committee
James E. Cayne          Chief Executive
                        Officer/President
William J. Montgoris    Chief Operating Officer
Mark E. Lehman          Executive Vice President/
                        General Counsel/Chief Legal Officer
Alan D. Schwartz        Executive Vice
                        President
Warren J. Spector       Executive Vice
                        President
Kenneth L. Edlow        Secretary
Michael Minikes         Treasurer Chairman/Trustee
Michael J. Abatemarco1  Controller/Assistant
                         Secretary
Samuel L. Molinaro, Jr. Chief Financial Officer/
                        Senior Vice President -
                        Finance
Frederick B. Casey      Assistant Treasurer
Stephen A. Bornstein    Assistant Secretary  Secretary
_______________
1 Michael J. Abatemarco's principal business address is 1 Metrotech Center North, Brooklyn, New York 11201-3859.

Item 28.  Location of Accounts and Records
          --------------------------------
     1.   Bear Stearns Funds Management Inc.
          575 Lexington Avenue
          New York, New York  10022
          (records relating to operations of the Company)

     2.   The Bear Stearns Funds
          575 Lexington Avenue
          New York, New York  10022
          (records relating to the Company)

     3.   Bear Stearns Asset Management Inc.
          575 Lexington Avenue
          New York, New York  10022
          (advisory records)

     4.   Custodial Trust Company
          101 Carnegie Center
          Princeton, New Jersey  08540
          (records of the Company and BSAM)

     5.   PFPC Inc.
          Bellevue Corporate Center
          400 Bellevue Parkway
          Wilmington, Delaware  19809
          (certain accounting, financial and shareholder records)

     6.   Marvin & Palmer Associates
          1201 North Market Street
          Suite 2300
          Wilmington, Delaware  19801-2545
          (records relating to its function as sub-investment adviser for the International Equity Portfolio)


Item 29.  Management Services
          -------------------

     Not Applicable

Item 30.  Undertakings
          ------------

     Registrant hereby undertakes

     (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications; and

     (2) to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this postAeffective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of May, 1999.

                                     THE BEAR STEARNS FUNDS
                                      (Registrant)


                                     By: /s/ Doni L. Fordyce
                                        -------------------------
                                          Doni L. Fordyce
                                          President

     Pursuant to the requirements of the Securities Act of 1933, this postAeffective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Doni L. Fordyce
--------------------------             President (Principal
Doni L. Fordyce                        Executive Officer)



/s/ Frank J. Maresca
--------------------------             Vice President and
Frank J. Maresca                       Treasurer (Principal
                                       Financial and
                                       Accounting Officer)




           *
--------------------------             Trustee
Peter M. Bren




          *
--------------------------             Trustee
Alan J. Dixon



          *
--------------------------             Trustee
John R. McKernan, Jr.




          *
---------------------------            Trustee
M.B. Oglesby, Jr.




          *
---------------------------            Trustee
Michael Minikes




By: /s/ Frank J. Maresca
   ------------------------
     Frank J. Maresca,
     Attorney-in-Fact

                            THE BEAR STEARNS FUNDS

                               INDEX TO EXHIBITS



EX-99.B10(a)  Consent of Kramer Levin Naftalis & Frankel LLP

EX-99.B10(b)  Consent of Deloitte & Touche LLP

EX-99.B14     Financial Data Schedules